[LOGO] STATE STREET RESEARCH

International Equity Fund
--------------------------------------------------------------------------------

                                        Semiannual Report to Shareholders
                                        April 30, 2000

--------------
In this Report                     Investment
--------------                       Update

                                    [GRAPHIC]

                                      plus
                                        The Fund at a Glance
                                        Fund Portfolio and Financials

--------------------------------------------------------------------------------

                                    Contents

2     6 Month Review
      A look at the fund and its market environment over the past 6 months

4     The Fund in Detail
      Portfolio holdings, financials and notes

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From the Chairman

[PHOTO]

Gerard P. Maus

It would be nice if there were a compass to point investors in the right direction in a volatile market. But if you have an anchor to keep you grounded, you won't have to worry about what to do next. Focus on your plan, continue to invest regularly, and don't let short-term factors derail your long-term goals. Pay attention to the recent rumblings about inflation, rising interest rates and concerns about valuation. But consider the opportunities yet to be mined in a robust economy with prospects for continued innovation in technology, telecommunications, biotechnology and elsewhere. Read up on how your mutual funds have performed, what your fund manager thinks and how that affects the fund's performance. That's what you'll find in these pages. With our new report format, they are easier to follow. No compass required.


Sincerely,


/s/ Gerard P. Maus

Gerard P. Maus
Chief Executive Officer
State Street Research Funds

[GRAPHIC]

6 Month Review Part 1

                            How State Street Research
                       International Equity Fund Performed

It was an outstanding period for State Street Research International Equity Fund. The fund returned 30.08%(1) for the 6-month period ended April 30, 2000. That was significantly higher than the 6.72% return on the Morgan Stanley Capital International EAFE Index2 for the same period. Astute stock selection accounted for a significant portion of the fund's outperformance.

Reasons for the Fund's Performance

Despite a volatile spring, technology stocks drove performance for the global stock markets over the period and figured strongly into International Equity Fund's gains. Our investments in telecommunications produced positive results, especially Ericsson and China Telecom. However, some of our disappointments were also in the technology sector -- Softbank, for example, a Japanese company that has invested around the world in computer and Internet-related enterprises.

Late in the period we trimmed our technology weighting and shifted some of the proceeds into smaller cyclical and energy stocks on the belief that these sectors could benefit from worldwide economic recovery. However, we continue to maintain a high commitment to technology companies because of our confidence in the long-term earnings capabilities of leading technology companies.

Looking Ahead

In recent months, international markets have become more volatile despite economic recovery in most parts of the world. In fact, it appears that Asian and European markets are moving in sympathy with the U.S. market. We remain committed to companies with the potential to generate earnings growth above market expectations. We will continue to emphasize technology and energy stocks and underweight financial stocks until the interest rate picture brightens.

Because financial markets and mutual fund strategies are constantly evolving, it's possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

                               Class A Shares(1)

                                     30.08%

"We continue to maintain a high commitment to technology companies."

[PHOTO]

Tom Moore
Portfolio Manager,
State Street Research International Equity Fund

                                 Morgan Stanley
                             Capital International
                                 EAFE Index(2)

                                     6.72%


2  State Street Research International Equity Fund

--------------------------------------------------------------------------------
[GRAPHIC] The Fund at a Glance as of 4/30/00
--------------------------------------------------------------------------------

      State Street Research International Equity Fund invests in the stocks of foreign companies.

Ericsson

Ericsson is a world leader in cellular phone technology. As demand continued to exceed the expectations of most Wall Street analysts, the stock doubled over the past six months. Recently we have taken some profits and reduced its weight in the fund.

                                    [GRAPHIC]

                                      Hits
                                        &
                                     Misses

                                    [GRAPHIC]

Softbank

Softbank, a Japanese company that invests in many internet ventures, was a mixed blessing during the period. While it posted a gain for the six months ended April 2000, it has declined substantially from its highs, the result of general market skepticism as well as the fact that Softbank has announced that earnings going forward may be less than in the past. As a result, we sold our position

Total Net Assets: $89 Million
--------------------------------------------------------------------------------
Top 10 Holdings

      Issuer/Security           % of fund assets

  (1) Fujisawa Pharmaceutical               6.2%

  (2) Takara Shuzo                          6.0%

  (3) Saipem                                4.6%

  (4) L.M. Ericsson Telephone               4.4%

  (5) Total Fina                            3.4%

  (6) Kyocera                               3.2%

  (7) Royal Dutch Petroleum                 3.1%

  (8) Gulf Canada Resources                 3.0%

  (9) Nokia                                 2.7%

 (10) Vodafone AirTouch                     2.6%

      Total                                39.2%

See page 7 for more detail.

Performance

Fund average annual total return as of 4/30/00(1,3)

                                                                    Life of Fund
Share Class                     1 Year      3 Years      5 Years      (1/22/92)
--------------------------------------------------------------------------------
Class A                         48.05%       21.70%       12.32%       12.25%
--------------------------------------------------------------------------------
Class B(1)                      47.02%       20.81%       11.46%       11.64%
--------------------------------------------------------------------------------
Class B                         46.88%       20.81%       11.46%       11.64%
--------------------------------------------------------------------------------
Class C                         46.99%       20.85%       11.48%       11.64%
--------------------------------------------------------------------------------
Class S                         48.30%       22.01%       12.59%       12.48%
--------------------------------------------------------------------------------

Fund average annual total return as of 3/31/00(3,4)

                                                                    Life of Fund
Share Class                     1 Year      3 Years      5 Years      (1/22/92)
--------------------------------------------------------------------------------
Class A                         46.40%       19.47%       12.05%       11.83%
--------------------------------------------------------------------------------
Class B(1)                      49.12%       20.26%       12.27%       12.02%
--------------------------------------------------------------------------------
Class B                         49.22%       20.28%       12.29%       12.02%
--------------------------------------------------------------------------------
Class C                         53.21%       20.94%       12.54%       12.01%
--------------------------------------------------------------------------------
Class S                         55.77%       22.16%       13.66%       12.86%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5 Largest Country Positions
by % of fund assets

April 30, 1999                             April 30, 2000

United Kingdom      16.0%                  Japan                 27.5%
-----------------------------              -------------------------------
Sweden              11.4%                  Sweden                 9.0%
-----------------------------              -------------------------------
France               8.7%                  United Kingdom         7.3%
-----------------------------              -------------------------------
Germany              7.3%                  France                 7.3%
-----------------------------              -------------------------------
Netherlands          6.7%                  Netherlands            7.2%
-----------------------------              -------------------------------

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Ticker Symbols

State Street Research International Equity Fund

Class A: SSIEX Class B(1): SSNPX* Class B: SSNBX Class C: SSNDX Class S: SSNCX

--------------------------------------------------------------------------------
(1)   Does not reflect sales charge.

(2) The Morgan Stanley Capital International EAFE (MSCI EAFEIndex) Index is comprised of stocks from Europe, Australasia, and the Far East. The index is unmanaged and does not take sales charges into consideration. It is not possible to invest directly in the index.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(4) Performance reflects a maximum 5.75% Class A share front end sales charge, or 5% Class B or B(1), or 1% Class C share contingent deferred sales charge where applicable.

*     Proposed.

[GRAPHIC]

The Fund in Detail

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for six months leading up to the report date and give a summary of operations on a per share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

                                                                         [PHOTO]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 16 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, check the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To get a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4  State Street Research International Equity Fund

About the Fund
--------------------------------------------------------------------------------

Business structure

State Street Research International Equity Fund is a mutual fund. A mutual fund allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Financial Trust, a Massachusetts business trust and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversees the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. State Street Bank and Trust Company is not affiliated with MetLife (the similarity among its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and strategy

The fund seeks to provide long-term growth of capital by investing primarily in common stocks and equity-related securities of non-U.S. companies.

Share classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and paid a service fee equal to 0.25% of average daily net assets. Class B(1) and Class B shares pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees.

The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

      o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

      o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

      o Securities maturing within sixty days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

      o Other securities -- The fund prices these securities at fair value under procedures established and supervised by the trustees.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

      o     Interest -- The fund accrues interest daily as it earns it.

      o     Cash dividends -- The fund accrues these on the ex-dividend date.

The fund may use forward foreign currency exchange contracts for hedging purposes, attempting to offset a potential loss in one position by establishing an interest in an opposite position. The fund accounts for forward contracts by recording their total principal in its accounts and then marking them to market.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used accounting principles generally accepted in the United States. The fund distributes its earnings on the following schedule:

      o Dividends from net investment income -- The fund ordinarily declares and pays these annually, if any.

      o Net realized capital gains -- The fund distributes these annually, if any.

If the fund has no earnings to distribute, it won't make a distribution.

The fund does not intend to pay federal income tax. This is because it has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

      o Expenses attributed to the fund-- The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

      o Expenses attributed to the trust of which the fund is a series -- These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from those estimates.

The fund's securities and investment practices carry certain risks.

The text and notes are an integral part of the financial statements.


6  State Street Research International Equity Fund

Portfolio Holdings April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by country of incorporation.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

Key to symbols

*     Denotes a security which has not paid a dividend during the last year.

+ Denotes an American Depositary Receipt or a Global Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.

                                                                        Market
      Issuer                                                 Shares      Value
      --------------------------------------------------------------------------

      Common Stocks 90.9% of net assets

      Australia 0.6%
      --------------------------------------------------------------------------
      Rio Tinto Ltd.                                         12,950   $  192,375
      --------------------------------------------------------------------------
      Woodside Petroleum Ltd.*+                              56,300      348,191
                                                                      ----------
      --------------------------------------------------------------------------
                                                                         540,566
                                                                      ----------

      Belgium 1.8%
      --------------------------------------------------------------------------
      UCB (GROUPE)                                           46,100    1,550,652
                                                                      ----------
      --------------------------------------------------------------------------

      Canada 3.3%
      --------------------------------------------------------------------------
      AMR Technologies Inc.                                 133,000      224,526
      --------------------------------------------------------------------------
(8)   Gulf Canada Resources Ltd.                            654,100    2,694,314
                                                                      ----------
      --------------------------------------------------------------------------
                                                                       2,918,840
      --------------------------------------------------------------------------

      China 2.3%
      --------------------------------------------------------------------------
      Petrochina Co. Ltd.                                12,947,400    2,011,292
                                                                      ----------

      Denmark 0.3%
      --------------------------------------------------------------------------
      ISS International Service Systems SA Cl. B              4,000      252,887
                                                                      ----------

      Finland 5.0%
      --------------------------------------------------------------------------
      F Secure Corp.                                         75,000      954,555
      --------------------------------------------------------------------------
(9)   Nokia AB Oy                                            42,400    2,432,242
      --------------------------------------------------------------------------
      Stora Enso Oy                                         103,000    1,039,650
                                                                      ----------
      --------------------------------------------------------------------------
                                                                       4,426,447
                                                                      ----------

      France 7.3%
      --------------------------------------------------------------------------
      Alcatel Alsthom                                         2,475      573,756
      --------------------------------------------------------------------------
      Aventis SA                                              4,388      242,140
      --------------------------------------------------------------------------
      France Telecom SA                                       3,792      586,732
      --------------------------------------------------------------------------
      Lafarge SA                                              3,887      321,917
      --------------------------------------------------------------------------
      Sanofi Synthelabo SA                                   13,340      497,830
      --------------------------------------------------------------------------
      Societe Generale de France SA                           6,000    1,242,558
      --------------------------------------------------------------------------
(5)   Total Fina SA Cl. B                                    19,693    2,987,995
                                                                      ----------
      --------------------------------------------------------------------------
                                                                       6,452,928
                                                                      ----------

      Germany 3.7%
      --------------------------------------------------------------------------
      Infineon Technologies AG                               22,900    1,576,993
      --------------------------------------------------------------------------
      Siemens AG                                             11,800    1,748,563
                                                                      ----------
      --------------------------------------------------------------------------
                                                                       3,325,556
                                                                      ----------

      Hong Kong 4.8%
      --------------------------------------------------------------------------
      China Telecom Ltd. *                                  198,000    1,417,155
      --------------------------------------------------------------------------
      Giordano International Ltd.                           630,000    1,031,236
      --------------------------------------------------------------------------
      Johnson Electric Holdings                             231,900    1,860,749
                                                                      ----------
      --------------------------------------------------------------------------
                                                                       4,309,140
                                                                      ----------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings April 30, 2000 CONTINUED

                                                                     Market
      Issuer                                            Shares        Value
      -----------------------------------------------------------------------

      Italy 5.7%
      -----------------------------------------------------------------------
      Assicuraziono Generali SPA                        13,650        388,408
      -----------------------------------------------------------------------
      ENI SPA+                                          64,000        318,258
      -----------------------------------------------------------------------
      Montedison SPA                                   146,380        246,187
      -----------------------------------------------------------------------
(3)   Saipem SPA                                       822,000      4,065,204
                                                                   ----------
      -----------------------------------------------------------------------
                                                                    5,018,057
                                                                   ----------

      Japan 27.5%
      -----------------------------------------------------------------------
      Amada Co. Ltd.                                       900          8,199
      -----------------------------------------------------------------------
(1)   Fujisawa Pharmaceutical Co. Ltd.                 148,000      5,549,229
      -----------------------------------------------------------------------
      Hoya Corp.                                        14,000      1,425,728
      -----------------------------------------------------------------------
(6)   Kyocera Corp.                                     16,800      2,810,499
      -----------------------------------------------------------------------
      Nikon Corp.                                       61,000      2,145,998
      -----------------------------------------------------------------------
      Nippon Express Co. Ltd.                          250,000      1,578,484
      -----------------------------------------------------------------------
      Nippon Telephone & Telegraph                         110      1,364,625
      -----------------------------------------------------------------------
      Ricoh Co. Ltd.                                    99,000      2,089,710
      -----------------------------------------------------------------------
      Shionogi & Co. Ltd.                               54,000        834,884
      -----------------------------------------------------------------------
(2)   Takara Shuzo Co. Ltd.                            249,000      5,348,146
      -----------------------------------------------------------------------
      Toshiba Corp.                                    139,000      1,348,628
                                                                   ----------
      -----------------------------------------------------------------------
                                                                   24,504,130
                                                                   ----------

      Korea 0.4%
      -----------------------------------------------------------------------
      Samsung Electronics Ltd.+                          1,339        361,973
                                                                   ----------

      Malaysia 1.4%
      -----------------------------------------------------------------------
      Malayan Banking BHD                              215,000        893,947
      -----------------------------------------------------------------------
      Telekom Malaysia BHD                             105,000        364,737
                                                                   ----------
      -----------------------------------------------------------------------
                                                                    1,258,684
                                                                   ----------

      Netherlands 7.2%
      -----------------------------------------------------------------------
      Akzo Nobel NV                                      6,272        256,755
      -----------------------------------------------------------------------
      CompleTel Europe NV                                9,400        164,929
      -----------------------------------------------------------------------
      Heineken NV                                       10,800        598,915
      -----------------------------------------------------------------------
      ING Groep NV                                      11,358        619,740
      -----------------------------------------------------------------------
      Philips Electronics NV                            45,632      2,035,622
      -----------------------------------------------------------------------
(7)   Royal Dutch Petroleum Co.                         47,500      2,737,755
                                                                   ----------
      -----------------------------------------------------------------------
                                                                    6,413,716
                                                                   ----------

      Norway 1.2%
      -----------------------------------------------------------------------
      Norsk Hydro ASA                                   22,000        804,264
      -----------------------------------------------------------------------
      Petroleum Geo Services ASA                        18,100        282,860
                                                                   ----------
      -----------------------------------------------------------------------
                                                                    1,087,124
                                                                   ----------

      Spain 1.2%
      -----------------------------------------------------------------------
      Repsol SA                                         22,000        450,004
      -----------------------------------------------------------------------
      Terra Networks SA                                 10,000        618,188
                                                                   ----------
      -----------------------------------------------------------------------
                                                                    1,068,192
                                                                   ----------

      Sweden 9.0%
      -----------------------------------------------------------------------
      Electrolux AB                                     20,000        337,943
      -----------------------------------------------------------------------
(4)   L.M. Ericsson Telephone Co. Cl. B                 43,600      3,875,664
      -----------------------------------------------------------------------
      NetCom Systems AB *                               29,500      2,095,862
      -----------------------------------------------------------------------
      Skandia Foersaekrings AB                          23,550      1,126,807
      -----------------------------------------------------------------------
      Skanska AB Cl. B                                  15,600        568,949
                                                                   ----------
      -----------------------------------------------------------------------
                                                                    8,005,225
                                                                   ----------

      Switzerland 1.0%
      -----------------------------------------------------------------------
      CS Holding AG                                      1,424        257,213
      -----------------------------------------------------------------------
      Schweiz Ruckversicher AG                             124        199,243
      -----------------------------------------------------------------------
      UBS AG                                             1,831        448,579
                                                                   ----------
      -----------------------------------------------------------------------
                                                                      905,035
                                                                   ----------

      United Kingdom 7.3%
      -----------------------------------------------------------------------
      Barclays PLC                                      15,800        404,175
      -----------------------------------------------------------------------
      British Telecom PLC                               59,650      1,068,030
      -----------------------------------------------------------------------
      Enterprise Oil PLC                                58,500        429,905
      -----------------------------------------------------------------------
      HSBC Holdings PLC                                 61,650        681,501
      -----------------------------------------------------------------------
      Reckitt & Benckiser                               31,500        324,058
      -----------------------------------------------------------------------
      RTZ Corp.                                         52,600        818,956
      -----------------------------------------------------------------------
(10)  Vodafone AirTouch PLC+                            50,100      2,354,700
      -----------------------------------------------------------------------
      Zeneca Group PLC                                  10,080        422,641
                                                                   ----------
      -----------------------------------------------------------------------
                                                                    6,503,966
                                                                   ----------

      Total Common Stocks                                          80,914,410(1)
                                                                   ----------

-----------------------------------------------------------------------------
(1) The fund paid a total of $54,071,608 for these securities.
-----------------------------------------------------------------------------

      Equity-Related Securities 1.4% of net assets

      -----------------------------------------------------------------------
      Samsung Electronics Ltd. Pfd.                      9,500      1,275,513
                                                                   ----------
      Total Equity-Related Securities                               1,275,513(2)
                                                                   ----------

-----------------------------------------------------------------------------
(2) The fund paid a total of $125,965 for these securities.
-----------------------------------------------------------------------------

      Short-Term Investments 2.6% of net assets

      -----------------------------------------------------------------------
      AIM Liquid Assets Portfolio                    2,346,181      2,346,181
                                                                   ----------
      Total Short-Term Investments                                  2,346,181(3)
                                                                   ----------

-----------------------------------------------------------------------------
(3) The fund paid a total of $2,346,181 for these securities.
-----------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


8  State Street Research International Equity Fund

                                                        Coupon              Maturity        Amount of           Market
Issuer                                                   Rate                 Date          Principal            Value
------------------------------------------------------------------------------------------------------------------------
Commercial Paper 8.7% of net assets
------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp.                            5.94%              5/02/2000       $2,627,000      $  2,627,000
------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp.                            5.99%              5/02/2000        1,091,000         1,091,000
------------------------------------------------------------------------------------------------------------------------
Household Finance Corp.                                  6.00%              5/01/2000        3,978,000         3,978,000
                                                                                                            ------------
------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                                         7,696,000(1)
                                                                                                            ------------

--------------------------------------------------------------------------------
(1) The fund paid a total of $7,696,000 for these securities.
--------------------------------------------------------------------------------

                                                                               % of
                                                                            Net Assets
------------------------------------------------------------------------------------------------------------------------
Summary of Portfolio Assets
------------------------------------------------------------------------------------------------------------------------
Total Investments                                                               103.6%                      $ 92,232,104
------------------------------------------------------------------------------------------------------------------------
Cash and Other Assets, Less Liabilities                                          (3.6%)                       (3,190,367)
                                                                                -----                       ------------
------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                      100.0%                      $ 89,041,737(2)
                                                                                =====                       ============

--------------------------------------------------------------------------------
(2) The fund paid a total of $64,239,754 for these securities.
--------------------------------------------------------------------------------

Federal Income Tax Information

At April 30, 2000, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $64,255,783 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there is an excess of value over tax cost                     $30,707,472

Aggregate gross unrealized depreciation for all investments in
which there is an excess of tax cost over value                      (2,731,151)
                                                                    -----------
                                                                    $27,976,321
                                                                    ===========

            The text and notes are an integral part of the financial statements.

Statement of
Assets and Liabilities  April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for share class as of the report date.

Assets

Investments, at market value                                     $ 92,232,104(1)
Foreign currency, at market value                                     218,575
Cash                                                                   16,928
Dividends and interest receivable                                     157,128
Foreign tax receivable                                                 73,060
Receivable for fund shares sold                                        65,874
Receivable from Distributor                                            33,409
Other assets                                                           26,224
                                                                 ------------
                                                                   92,823,302

Liabilities

Payable for collateral received on securities loaned                2,346,182
Payable for securities purchased                                      832,403
Accrued management fee                                                140,596
Accrued distribution and service fees                                  78,119
Accrued transfer agent and shareholder services                        48,179
Accrued trustees' fees                                                 45,780
Other accrued expenses                                                290,306
                                                                 ------------
                                                                    3,781,565
                                                                 ------------

Net Assets                                                       $ 89,041,737
                                                                 ============

Net Assets consist of:
  Unrealized appreciation of investments                         $ 27,992,350
  Unrealized depreciation of foreign currency                          (8,703)
  Accumulated net realized gain                                     6,625,872
  Paid-in capital                                                  54,432,218
                                                                 ------------
                                                                 $ 89,041,737(2)
                                                                 ============

--------------------------------------------------------------------------------
(1) The fund paid a total of $64,239,754 for these securities.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(2) Net Asset Value (NAV) of Each Share Class
--------------------------------------------------------------------------------

Except where noted, the NAV is the offering and the redemption price for each class.

                  Net Assets   /  Number of Shares   =    NAV
            A    $34,024,183         2,097,601           $16.22*
            B(1)  $6,128,292           393,191           $15.59**
            B    $26,623,400         1,707,590           $15.59**
            C     $2,899,348           185,530           $15.63**
            S    $19,366,514         1,175,947           $16.47

*     Maximum offering price per share $17.21 ($16.22 / .9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


10  State Street Research International Equity Fund

Statement of
Operations  For the six months ended April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends                                                       $    413,682(1)
Interest                                                             181,150
                                                                ------------
                                                                     594,832

Expenses

Management fee                                                       374,986(2)
Transfer agent and shareholder services                              127,443(3)
Custodian fee                                                        110,000
Reports to shareholders                                               53,750
Registration fees                                                     34,125
Service fee-Class A                                                   36,800(4)
Distribution and service fees-Class B(1)                              21,962(4)
Distribution and service fees-Class B                                123,659(4)
Distribution and service fees-Class C                                 13,021(4)
Legal fees                                                            28,250
Audit fee                                                             15,375
Trustees' fees                                                         7,500(5)
Miscellaneous                                                          8,100
                                                                ------------
                                                                     954,971
Expenses borne by the distributor                                   (103,794)(6)
Fees paid indirectly                                                  (4,443)(7)
                                                                ------------
                                                                     846,734
                                                                ------------
Net investment loss                                                 (251,902)
                                                                ------------

Realized and Unrealized Gain (Loss)
on Investments, Foreign Currency and
Forward Contracts

Net realized gain on investments                                   8,214,389(8)
Net realized loss on foreign currency
  and forward contracts                                           (1,293,241)
                                                                ------------
Total net realized gain                                            6,921,148
                                                                ------------

Net unrealized appreciation of investments                        10,371,160
Net unrealized appreciation of foreign
  currency and forward contracts                                   1,254,785
                                                                ------------
Total net unrealized appreciation                                 11,625,945
                                                                ------------

Net gain on investments, foreign currency
  and forward contracts                                           18,547,093
                                                                ------------
Net increase in net assets resulting
  from operations                                               $ 18,295,191
                                                                ============

--------------------------------------------------------------------------------
(1)   The fund paid foreign taxes of $60,329.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(2)   The management fee is 0.95% of fund net assets, annually.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(3) Includes a total of $78,190 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through that firm's employee benefit plans and other sponsored arrangements.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(4) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(5) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(6) Represents the share of expenses that the fund's distributor and its affiliates paid voluntarily.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(7)   Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(8) To earn this, the fund sold $37,329,380 of securities. During this same period, the fund also bought $42,535,889 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of
Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                                          Six months ended
                                                    Year ended             April 30, 2000
                                                 October 31, 1999            (unaudited)
------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations:
Net investment loss                                $   (418,931)            $   (251,902)
Net realized gain on investments, foreign
  currency and forward contracts                      4,848,994                6,921,148
Net unrealized appreciation of investments,
  foreign currency and forward contracts              9,070,789               11,625,945
                                                   -------------------------------------
Net increase resulting
  from operations                                    13,500,852               18,295,191
                                                   -------------------------------------

Dividend from net investment income:
  Class A                                              (292,925)                      --
  Class B                                              (244,476)                      --
  Class C                                              (276,150)                      --
  Class S                                               (15,769)                      --
                                                   -------------------------------------
                                                       (829,320)                      --
                                                   -------------------------------------

Distribution from net realized gains:
  Class A                                                    --                 (765,082)
  Class B(1)                                                 --                 (104,100)
  Class B                                                    --                 (723,766)
  Class C                                                    --                  (65,499)
                                                   -------------------------------------
  Class S                                                    --                 (494,397)
                                                   -------------------------------------
                                                             --               (2,152,844)
Net increase (decrease)
  from fund share transactions                       (3,314,527)              12,000,339(1)
                                                   -------------------------------------
Total increase in net assets                          9,357,005               28,142,686
                                                   -------------------------------------

Net Assets

Beginning of period                                  51,542,046               60,899,051
                                                   -------------------------------------
End of period                                      $ 60,899,051             $ 89,041,737
                                                   =====================================

The text and notes are an integral part of the financial statements.


12  State Street Research International Equity Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                                                                     Six months ended
                                                       Year ended                     April 30, 2000
                                                    October 31, 1999                   (unaudited)
                                              --------------------------------------------------------------
Class A                                          Shares          Amount            Shares          Amount
------------------------------------------------------------------------------------------------------------
 Shares sold                                   12,204,470    $ 136,019,145        1,458,777    $  22,108,950*

 Issued upon reinvestment of:
   Dividend from net investment income             27,110          290,733               --               --
   Distribution from net realized gains                --               --           49,646          736,846

 Shares redeemed                              (11,933,749)    (133,507,842)      (1,174,214)     (17,371,171)
                                              --------------------------------------------------------------
 Net increase                                     297,831    $   2,802,036          334,209    $   5,474,625
                                              ==============================================================

Class B(1)                                     Shares (a)      Amount (a)          Shares          Amount
------------------------------------------------------------------------------------------------------------
 Shares sold                                      200,533    $   2,219,325          233,157    $   3,539,567**

 Issued upon reinvestment of distribution
  from net realized gains                              --               --            7,248          104,414

 Shares redeemed                                   (4,603)         (49,182)         (43,143)        (669,043)***
                                              --------------------------------------------------------------
 Net increase                                     195,930    $   2,170,143          197,262    $   2,974,938
                                              ==============================================================

Class B                                          Shares          Amount            Shares          Amount
------------------------------------------------------------------------------------------------------------
 Shares sold                                      196,958    $   2,142,564          290,925    $   4,410,608**

 Issued upon reinvestment of:
   Dividend from net investment income             22,009          229,109               --               --
   Distribution from net realized gains                --               --           47,643          682,088

 Shares redeemed                                 (740,587)      (7,898,039)        (230,769)      (3,489,777)***
                                              --------------------------------------------------------------
 Net increase (decrease)                         (521,620)   ($  5,526,366)         107,799    $   1,602,919
                                              ==============================================================

Class C                                          Shares          Amount            Shares          Amount
------------------------------------------------------------------------------------------------------------
 Shares sold                                      918,627    $  10,353,880          782,777    $  11,648,954**

 Issued upon reinvestment of:
   Dividend from net investment income                908            9,484               --               --
   Distribution from net realized gains                --               --            3,986           57,113

 Shares redeemed                                 (903,008)     (10,171,596)        (789,222)     (11,740,115)****
                                              --------------------------------------------------------------
 Net increase (decrease)                           16,527    $     191,768           (2,459)   ($     34,048)
                                              ==============================================================

Class S                                          Shares          Amount            Shares          Amount
------------------------------------------------------------------------------------------------------------
 Shares sold                                      227,729    $   2,532,707          518,133    $   8,117,010

 Issued upon reinvestment of:
   Dividend from net investment income             24,820          269,057               --               --
   Distribution from net realized gains                --               --           32,335          486,654

 Shares redeemed                                 (513,083)      (5,753,872)        (417,829)      (6,621,759)
                                              --------------------------------------------------------------
 Net increase (decrease)                         (260,534)   ($  2,952,108)         132,639    $   1,981,905
                                              ==============================================================
------------------------------------------------------------------------------------------------------------

      The trustees have the authority to issue an unlimited number of fund shares, with a $.001 par value per share. MetLife owned 48,527 Class B(1) shares.

* Sales charges of $24,708 and $29,144 were collected by the distributor and MetLife on sales of these shares.

** Like all broker-dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $49,337, $262 and $360 for Class B(1), Class B, and Class C were paid by the distributor, not the fund.

*** Includes $9,017 and $23,235 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $30 in deferred sales charges collected by the distributor.

(a)   January 1, 1999 (commencement of share class) to October 31, 1999.

--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

These provide a summary of each share class's financial performance.

                                                                                       Class A
                                                           -------------------------------------------------------------------
                                                                        Years ended October 31                Six months ended
                                                           ------------------------------------------------    April 30, 2000
Per Share Data                                             1995 (a)  1996 (a)  1997 (a)  1998 (a)  1999 (a)    (unaudited) (a)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                    10.98      9.34      9.22      9.42     10.31           12.85
                                                           ------    ------    ------    ------    ------          ------
 Net investment loss ($)*                                   (0.08)    (0.04)    (0.02)    (0.01)    (0.06)          (0.03)

 Net realized and unrealized gain (loss) on investments,
 foreign currency and forward contracts ($)                 (1.04)    (0.08)     0.22      0.90      2.81            3.85
                                                           ------    ------    ------    ------    ------          ------
Total from investment operations ($)                        (1.12)    (0.12)     0.20      0.89      2.75            3.82
                                                           ------    ------    ------    ------    ------          ------
 Dividend from net investment income ($)                       --        --        --        --     (0.21)             --

 Distributions from capital gains ($)                       (0.52)       --        --        --        --           (0.45)
                                                           ------    ------    ------    ------    ------          ------
 Total distributions ($)                                    (0.52)       --        --        --     (0.21)          (0.45)
                                                           ------    ------    ------    ------    ------          ------
Net asset value, end of period ($)                           9.34      9.22      9.42     10.31     12.85           16.22
                                                           ======    ======    ======    ======    ======          ======
Total return (%) (b)                                       (10.38)    (1.28)     2.17      9.45     27.02           30.08(d)

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                  22,497    21,116    16,346    15,104    22,667          34,024

Expense ratio (%)*                                           1.90      1.90      1.90      1.90      1.92            1.91(e)

Expense ratio after expense reductions (%)*                  1.90      1.90      1.90      1.90      1.90            1.90(e)

Ratio of net investment loss to average net assets (%)*     (0.82)    (0.37)    (0.18)    (0.20)    (0.54)          (0.37)(e)

Portfolio turnover rate (%)                                100.68    132.36    174.69    116.28     78.04           49.75

*Reflects voluntary reduction of expenses
per share of these amounts ($)                               6.00      0.05      0.04      0.04      0.05            0.02

                                                                              Class B(1)
                                                                  -------------------------------------
                                                                  Period ended         Six months ended
                                                                   October 31,          April 30, 2000
Per Share Data                                                     1999 (a) (c)         (Unaudited) (a)
-------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period ($)                             10.63                  12.42
                                                                      -----                  -----
  Net investment loss ($)*                                            (0.11)                 (0.07)

  Net realized and unrealized gain on investments,
  foreign currency and forward contracts ($)                           1.90                   3.69
                                                                      -----                  -----
 Total from investment operations ($)                                  1.79                   3.62
                                                                      -----                  -----
 Distributions from capital gains ($)                                    --                  (0.45)
                                                                      -----                  -----
 Total distributions ($)                                                 --                  (0.45)
                                                                      -----                  =====
 Net asset value, end of period ($)                                   12.42                  15.59
                                                                      =====                  =====
 Total return (%) (b)                                                 16.84(d)               29.50(d)

 Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
 Net assets at end of period ($ thousands)                            2,433                  6,128

 Expense ratio (%)*                                                    2.67(e)                2.66(e)

 Expense ratio after expense reductions (%)*                           2.65(e)                2.65(e)

 Ratio of net investment loss to average net assets (%)*              (1.29)(e)              (1.00)(e)

 Portfolio turnover rate (%)                                          78.04                  49.75

*Reflects voluntary reduction of expenses
per share of these amounts ($)                                         0.01                   0.02

The text and notes are an integral part of the financial statements.


14  State Street Research International Equity Fund

                                                                                           Class B
                                                           ---------------------------------------------------------------------
                                                                        Years ended October 31                  Six months ended
                                                           ------------------------------------------------      April 30, 2000
Per Share Data                                             1995 (a)  1996 (a)  1997 (a)  1998 (a)  1999 (a)     (unaudited) (a)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                    10.93      9.22      9.04      9.16      9.95            12.42
                                                           ------    ------    ------    ------    ------           ------
 Net investment loss ($)*                                   (0.15)    (0.11)    (0.09)    (0.05)    (0.14)           (0.09)

 Net realized and unrealized gain (loss) on
 investments, foreign currency and forward contracts ($)    (1.04)    (0.07)     0.21      0.84      2.73             3.71
                                                           ------    ------    ------    ------    ------           ------
Total from investment operations ($)                        (1.19)    (0.18)     0.12      0.79      2.59             3.62
                                                           ------    ------    ------    ------    ------           ------
 Dividend from net investment income ($)                       --        --        --        --     (0.12)              --

 Distributions from capital gains ($)                       (0.52)       --        --        --        --            (0.45)
                                                           ------    ------    ------    ------    ------           ------
Total distributions ($)                                     (0.52)       --        --        --     (0.12)           (0.45)
                                                           ------    ------    ------    ------    ------           ------
Net asset value, end of period ($)                           9.22      9.04      9.16      9.95     12.42            15.59
                                                           ======    ======    ======    ======    ======           ======
Total return (%) (b)                                       (11.09)    (1.95)     1.33      8.62     26.30            29.50(d)

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                  27,614    28,971    21,914    21,117    19,865           26,623

Expense ratio (%)*                                           2.65      2.65      2.65      2.65      2.67             2.66(e)

Expense ratio after expense reductions (%)*                  2.65      2.65      2.65      2.65      2.65             2.65(e)

Ratio of net investment loss to average net assets (%)*     (1.54)    (1.13)    (0.94)    (0.88)    (1.28)           (1.18)(e)

Portfolio turnover rate (%)                                100.68    132.36    174.69    116.28     78.04            49.75

*Reflects voluntary reduction of expenses
per share of these amounts ($)                               0.06      0.05      0.04      0.04      0.05             0.02

                                                                                         Class C
                                                           --------------------------------------------------------------------
                                                                        Years ended October 31                 Six months ended
                                                           ------------------------------------------------     April 30, 2000
Per Share Data                                             1995 (a)  1996 (a)  1997 (a)  1998 (a)  1999 (a)    (unaudited) (a)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                    10.93      9.22      9.03      9.16      9.95           12.44
                                                           ------    ------    ------    ------    ------          ------
 Net investment loss ($)*                                   (0.15)    (0.11)    (0.09)    (0.05)    (0.14)          (0.08)

 Net realized and unrealized gain (loss) on investments,
 foreign currency and forward contracts ($)                 (1.04)    (0.08)     0.22      0.84      2.73            3.72
                                                           ------    ------    ------    ------    ------          ------
Total from investment operations ($)                        (1.19)    (0.19)     0.13      0.79      2.59            3.64
                                                           ------    ------    ------    ------    ------          ------
 Dividend from net investment income ($)                       --        --        --        --     (0.10)             --

 Distributions from capital gains ($)                       (0.52)       --        --        --        --           (0.45)
                                                           ------    ------    ------    ------    ------          ------
Total distributions ($)                                     (0.52)       --        --        --     (0.10)          (0.45)
                                                           ------    ------    ------    ------    ------          ------
Net asset value, end of period ($)                           9.22      9.03      9.16      9.95     12.44           15.63
                                                           ======    ======    ======    ======    ======          ======

Total return (%) (b)                                       (11.09)    (2.06)     1.44      8.62     26.17           29.62(d)

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                   5,674     5,324     2,469     1,706     2,339           2,899

Expense ratio (%)*                                           2.65      2.65      2.65      2.65      2.67            2.66(e)

Expense ratio after expense reductions (%)*                  2.65      2.65      2.65      2.65      2.65            2.65(e)

Ratio of net investment loss to average net assets ($)*     (1.55)    (1.10)    (0.97)    (0.90)    (1.29)          (1.07)(e)

Portfolio turnover rate (%)                                100.68    132.36    174.69    116.28     78.04           49.75

* Reflects voluntary reduction of expenses
per share of these amounts ($)                               0.06      0.05      0.04      0.04      0.04            0.02

(a)   Per-share figures have been calculated using the average shares method.
(b)   Does not reflect any front-end or contingent deferred sales charges.
(c)   January 1, 1999 (commencement of share class) to October 31, 1999.
(d)   Not annualized.
(e)   Annualized.

            The text and notes are an integral part of the financial statements.

Financial Highlights CONTINUED
--------------------------------------------------------------------------------

                                                                                        Class S
                                                           ------------------------------------------------------------------
                                                                       Years ended October 31                Six months ended
                                                           ----------------------------------------------     April 30, 2000
Per Share Data                                             1995 (a)  1996 (a)  1997 (a) 1998 (a) 1999 (a)     (unaudited) (a)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                    11.01      9.39      9.29     9.51    10.44            13.03
                                                           ------    ------    ------   ------   ------           ------
 Net investment income gain (loss) ($)*                     (0.05)    (0.02)     0.01     0.00    (0.03)           (0.01)

 Net realized and unrealized gain (loss) on investments,
 foreign currency and forward contracts ($)                 (1.05)    (0.08)     0.21     0.93     2.85             3.90
                                                           ------    ------    ------   ------   ------           ------
Total from investment operations ($)                        (1.10)    (0.10)     0.22     0.93     2.82             3.89
                                                           ------    ------    ------   ------   ------           ------
 Dividend from net investment income ($)                       --        --        --       --    (0.23)              --

 Distributions from capital gains ($)                       (0.52)       --        --       --       --            (0.45)
                                                           ------    ------    ------   ------   ------           ------
 Total distributions ($)                                    (0.52)       --        --       --    (0.23)           (0.45)
                                                           ------    ------    ------   ------   ------           ------
Net asset value, end of period ($)                           9.39      9.29      9.51    10.44    13.03            16.47
                                                           ======    ======    ======   ======   ======           ======
Total return (%) (b)                                       (10.16)    (1.06)     2.37     9.78    27.48            30.21(d)

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                  33,883    26,649    21,230   13,615   13,595           19,367

Expense ratio (%)*                                           1.65      1.65      1.65     1.65     1.67             1.66(e)

Expense ratio after expense reductions (%)*                  1.65      1.65      1.65     1.65     1.65             1.65(e)

Ratio of net investment income (loss) to
average net assets (%)*                                     (0.51)    (0.16)     0.06     0.06    (0.28)           (0.17)(e)

Portfolio turnover rate (%)                                100.68    132.36    174.69   116.28    78.04            49.75

* Reflects voluntary reduction of expenses
per share of these amounts ($)                               0.06      0.05      0.04     0.04     0.05             0.02

(a)   Per-share figures have been calculated using the average shares method.
(b)   Does not reflect any front-end or contingent deferred sales charges.
(c)   January 1, 1999 (commencement of share class) to October 31, 1999.
(d)   Not annualized.
(e)   Annualized.

The text and notes are an integral part of the financial statements.


16  State Street Research International Equity Fund

Board of Trustees

Gerard P. Maus
Chief Financial Officer,
Chief Administrative Officer,
Director and Interim Chief Operating Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the
Board of Governors of the Federal Reserve System and
Chairman and Commissioner of the Commodity
Futures Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.
President, The Glen Ellen Company

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

State Street Research International Equity Fund
--------------------------------------------------------------------------------

Report on Special Meeting of Shareholders

A Special Meeting of Shareholders of the State Street Research International Equity Fund ("Fund"), a series of State Street Research Financial Trust, was convened on February 25, 2000 ("Meeting"). The results of the Meeting are set forth below.

                                                      Votes (millions of shares)
Action on Proposal                                   For     Against     Abstain
--------------------------------------------------------------------------------

Class A Shares

The Fund's current Rule 12b-1
Distribution Plan was amended to
increase the amount that may be
expended for the distribution
of Class A shares                                    0.8       0.2         0.1

Class B Shares

The Fund's current Rule 12b-1
Distribution Plan was amended to
increase the amount that may be
expended for the distribution
of Class A shares                                    0.7       0.1         0.1

Class B(1) Shares

The Fund's current Rule 12b-1
Distribution Plan was amended to
increase the amount that may be
expended for the distribution
of Class A shares                                    0.1       0.0         0.0

Glossary

      12b-1 fees -- Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

      Average Shares Method -- The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

      Nasdaq -- The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

      New York Stock Exchange -- The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

      Principal Amount -- With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value."


18  State Street Research International Equity Fund

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          professional for assistance

[PHONE]   phone
          1-87-SSR-FUNDS (1-877-773-8637)

          Hearing-impaired:
          1-800-676-7876

          Chinese and Spanish-speaking:
          1-888-638-3193

[MAILBOX] mail
          State Street Research Service Center
          P.O. Box 8408
          Boston, MA 02266-8408

State Street Research
Spectrum of Funds

       Income                      Growth & Income                       Growth
--------------------------------------------------------------------------------------------------
CONSERVATIVE                                                                            AGGRESSIVE
--------------------------------------------------------------------------------------------------

High Income Fund              Argo Fund                          Global Resources Fund
Strategic Income Fund         Investment Trust                   Emerging Growth Fund
New York Tax-Free Fund        Alpha Fund                         Mid-Cap Growth Fund
Tax-Exempt Fund               Strategic Growth & Income Fund     Aurora Fund
Government Income Fund        Strategic Income Plus Fund         Concentrated International Fund
Money Market Fund                                                International Equity Fund
                                                                 Concentrated Growth Fund
                                                                 Growth Fund
                                                                 Galileo Fund
                                                                 Legacy Fund

Mutual fund purchases, exchanges and
account information

[INTERNET] internet
           www.ssrfunds.com

[COMPUTER] e-mail
           info@ssrfunds.com

[PHONE]    phone
           1-87-SSR-FUNDS (1-877-773-8637)
           7 days a week, 24 hours a day

           Hearing-impaired:
           1-800-676-7876

           Chinese and Spanish-speaking:
           1-888-638-3193

[FAX]      fax
           1-617-737-9722
           (request confirmation number
           first from Service Center:
           1-87-SSR-FUNDS)

[MAILBOX]  mail
           State Street Research Service Center
           P.O. Box 8408
           Boston, MA 02266-8408

                          ---------------------------
                                     [LOGO]
                                     DALBAR
                             HONORS COMMITMENT TO:
                                   INVESTORS
                                      1999
                          ---------------------------
                           for Excellence in Service

For 24-hour Automated Access to Your Account

[INTERNET] www.ssrfunds.com

[PHONE]    1-87-SSR-FUNDS

OverView
--------------------------------------------------------------------------------
For more information on the products and services mentioned in OverView, our shareholder newsletter, visit our Web site at www.ssrfunds.com

State Street Research

                                       FYI

o Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8673), Monday through Friday, 8am - 6pm Eastern Time, to learn more.

--------------------------------------------------------------------------------
This report must be accompanied or preceded by a current State Street Research International Equity prospectus and a current Quarterly Performance Update.

To obtain a prospectus on any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

(C)2000 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

Control Number:(exp0601)SSR-LD

                                                                    IE-1892-0600

[LOGO] STATE STREET RESEARCH

Government Income Fund
--------------------------------------------------------------------------------
                         Semiannual Report to Shareholders
                         April 30, 2000

In this Report   Investment
                 Update

                                    [GRAPHIC]

                         plus
                            The Fund at a Glance
                            Fund Portfolio and Financials

--------------------------------------------------------------------------------

   Contents

2  6 Month Review
   A look at the fund and its market
   environment over the past 6 months

4  The Fund in Detail
   Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman

[PHOTO]
Gerard P. Maus

It would be nice if there were a compass to point investors in the right direction in a volatile market. But if you have an anchor to keep you grounded, you won't have to worry about what to do next. Focus on your plan, continue to invest regularly, and don't let short-term factors derail your long-term goals. Pay attention to the recent rumblings about inflation, rising interest rates and concerns about valuation. But consider the opportunities yet to be mined in a robust economy with prospects for continued innovation in technology, telecommunications, biotechnology and elsewhere. Read up on how your mutual funds have performed, what your fund manager thinks and how that affects the fund's performance. That's what you'll find in these pages. With our new report format, they are easier to follow. No compass required.

Sincerely,


/s/ Gerard P. Maus

Gerard P. Maus
Chief Executive Officer

State Street Research Funds

[GRAPHIC]
6 Month Review

                            How State Street Research
                        Government Income Fund Performed

It was another challenging period for the bond market. State Street Research Government Income Fund returned 1.37%(1) for the six-month period ended April 30, 2000. That was less than the Merrill Lynch Government Master Index, which gained 2.30%(2) for the same period.

Reasons for the Fund's Performance

Higher interest rates created downward pressure on nearly all segments of the bond market as the Federal Reserve Board raised short-term interest rates by 3/4 percent in three 1/4 percent hits during the period. That resulted in a total of five interest rate increases in the past 10 months. Mortgage bonds held up better than other segments because fewer homeowners are prepaying their mortgages. 30-year U.S. Treasury bonds rose late in the period in reaction to the federal government's buy-back of bonds and the Fed's interest rate hikes, reflecting confidence that it would be successful in slowing the economy and curbing inflation. That helped the fund, which had more than 42% of the portfolio invested in U.S. Treasuries and agency bonds.

Changes in the Portfolio

During the period we added to the fund's investment in agency bonds, which presented an attractive buying opportunity. We also underweighted the short-end of the Treasury market on the expectation that interest rates would continue to rise.

Outlook

Although this has been a difficult period for bonds, we believe that the fund is positioned to withstand the next cycle of short-term interest rate increases, which we fully expect to occur. And, because we have taken advantage of the opportunity to buy certain segments of the market when spreads were attractive, we believe that the fund is positioned to benefit when rates go down.

Class A Shares(1)

     1.37%

"We believe the
fund is positioned
to withstand the
next interest rate
increases."

[PHOTO]
Jack Kallis
Portfolio Manager,
State Street Research
Government Income
Fund

 Merrill Lynch
  Government
Master Index(2)

    2.30%

Because financial markets and mutual fund strategies are constantly evolving, it's possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2  State Street Research Government Income Fund

[GRAPHIC] The Fund at a Glance as of 4/30/00

State Street Research Government Income Fund is a bond fund focusing on U.S. government securities.

Long-Term
U.S. Treasury Bonds

Our investment in long-term U.S. Treasury bonds did well as interest rates on the long-end of the yield curve came down while rates on the short-end rose substantially.

                                   [GRAPHIC]

                                      Hits
                                        &
                                     Misses

                                   [GRAPHIC]

Non-dollar Bonds

Our investment in foreign bonds was a drag on the fund's performance during the six-month period.

Total Net Assets: $606 million

--------------------------------------------------------------------------------
Asset Allocation

[GRAPHIC OF PIE CHART]

o     U.S. Agency Mortgages         53%

o     U.S. Treasury                 32%

o     Other Mortgage                 9%

o     Foreign Government             3%

o     Trust Certificates/Other       2%

o     Cash                           1%
--------------------------------------------------------------------------------

Total Net Assets                   100%

See page 7 for more detail.

Performance

Fund average annual total return as of 4/30/00(3)
(does not reflect sales charge)

                                                                    Life of Fund
Share Class          1 Year          5 Years          10 Years        (3/23/87)
--------------------------------------------------------------------------------
Class A               0.45%            6.35%             7.90%          7.22%
--------------------------------------------------------------------------------
Class B(1)           -0.37%            5.50%             7.30%          6.77%
--------------------------------------------------------------------------------
Class B              -0.30%            5.54%             7.32%          6.79%
--------------------------------------------------------------------------------
Class C              -0.21%            5.56%             7.33%          6.79%
--------------------------------------------------------------------------------
Class S               0.71%            6.60%             8.08%          7.36%
--------------------------------------------------------------------------------

Fund average annual total return as of 3/31/00(3, 4)
(at maximum applicable sales charge)

                                                                    Life of Fund
Share Class          1 Year          5 Years          10 Years        (3/23/87)
--------------------------------------------------------------------------------
Class A              -3.56%            5.66%             7.25%          6.90%
--------------------------------------------------------------------------------
Class B(1)           -4.66%            5.46%             7.14%          6.82%
--------------------------------------------------------------------------------
Class B              -4.51%            5.53%             7.18%          6.85%
--------------------------------------------------------------------------------
Class C              -0.72%            5.83%             7.18%          6.84%
--------------------------------------------------------------------------------
Class S               1.15%            6.89%             7.92%          7.41%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Bond Yields
November 30, 1999 to April 30, 2000

[THE FOLLOWING INFORMATION WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

11/99     5.295   6.187   6.289
12/99     5.312   6.435   6.479
1/00      5.687   6.665   6.492
2/00      5.776   6.414   6.146
3/00      5.886   6.015   5.837
4/00      5.813   6.216   5.963

o 90-day U.S. Treasury Securities  o 10-year U.S. Treasury Securities
o 30-year U.S. Treasury Securities

Source: Bloomberg, 2000

--------------------------------------------------------------------------------

Ticker Symbols

State Street Research Government Income Fund

Class A: SSGIX Class B(1): SGIPX Class B: SSGBX Class C: SGIDX Class S: SGICX*

--------------------------------------------------------------------------------

1     Does not reflect sales charge.

2 Merrill Lynch Government Master Indices are commonly used measures of bond market performance. The Lehman Brothers Aggregate Bond Index is a market-value weighted index of fixed-rate debt issues, including U.S. Treasury, agency, and corporate bond issues, and mortgage-backed securities. The index is unmanaged and does not take sales charges into consideration. It is not possible to invest directly in the indices.

3 Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

4 Performance reflects maximum 4.5% Class A front end sales charge, or 5% Class B or B(1), or 1% Class C share contingent deferred sales charge where applicable.

*     Proposed.

[GRAPHIC]
The Fund in Detail

                                                                       [GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date and give a summary of operations on a per share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 5 to 18 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, check the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To get a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


4  State Street Research Government Income Fund

About the Fund
--------------------------------------------------------------------------------

Business structure

State Street Research Government Income Fund is a mutual fund. A mutual fund allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Financial Trust, a Massachusetts business trust and is an open-end management investment company.

Four entities administer the fund's main business functions:

o The board of trustees oversee the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities.

o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and strategy

The fund seeks to provide high current income. Under normal market conditions, the fund invests at least 65% of total assets in U.S. government securities.

Share classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 4.50% and pay a service fee equal to 0.25% of average daily net assets. Class B(1) and Class B shares pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees.

            The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

o Fixed income securities -- The fund uses a pricing service that the fund's trustees have approved.

o Securities maturing within sixty days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

o     Interest -- The fund accrues interest daily as it earns it.

The fund may use forward foreign currency exchange contracts and futures contracts for hedging purposes, attempting to offset a potential loss in one position by establishing an interest in an opposite position. The fund accounts for forward contracts by recording their total principal in its accounts and then marking them to market. The fund accounts for futures contracts by recording the variation margin, which is the daily change in the value of the contract.

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in the amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money. The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

o Dividends from net investment income-- The fund declares dividends daily and pays them monthly.

o     Net realized capital gains -- The fund distributes these annually, if any.

If the fund has no earnings to distribute, it won't make a distribution.

The fund does not intend to pay federal income tax. This is because it has elected to be exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund pays expenses as follows:

o Expenses attributed to the fund-- The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

o Expenses attributed to the trust of which the fund is a series -- These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from those estimates.

The fund's securities and investment practices carry certain risks.

The text and notes are an integral part of the financial statements.


6  State Street Research Government Income Fund

Portfolio Holdings  April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

KEY TO SYMBOLS

* Denotes a To Be Announced purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.

                                                 Coupon         Maturity          Amount           Market
Issuer                                            Rate            Date         of Principal         Value
------------------------------------------------------------------------------------------------------------

U.S. Government Securities 84.2% of net assets

U.S. Treasury 31.7%
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                13.75%        8/15/2004       $11,225,000      $14,138,224
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                11.63%       11/15/2004        39,400,000       46,953,768
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                10.75%        8/15/2005         9,500,000       11,214,465
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                12.00%        8/15/2013         8,600,000       11,493,126
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                11.25%        2/15/2015         5,500,000        8,047,160
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                 9.88%       11/15/2015         8,500,000       11,433,860
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                 9.25%        2/15/2016        11,500,000       14,797,280
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                 8.88%        2/15/2019         4,750,000        6,075,535
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                 7.88%        2/15/2021         9,325,000       11,031,195
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                 8.13%        5/15/2021         4,350,000        5,276,420
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                 8.13%        8/15/2021        23,000,000       27,934,190
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                 6.75%        8/15/2026         1,525,000        1,628,883
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                 6.38%        8/15/2027         6,825,000        6,968,939
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                 6.25%        5/15/2030         2,575,000        2,676,378
------------------------------------------------------------------------------------------------------------
U.S. Treasury STRIPS                               0.00%       11/15/2001         9,375,000        8,474,063
------------------------------------------------------------------------------------------------------------
U.S. Treasury STRIPS                               0.00%        2/15/2021        14,150,000        4,024,260
                                                                                                ------------

                                                                                                 192,167,746
                                                                                                ------------

            The text and notes are an integral part of the financial statements.

Portfolio Holdings April 30, 2000 CONTINUED

                                                        Coupon        Maturity            Amount         Market
Issuer                                                   Rate           Date           of Principal       Value
-------------------------------------------------------------------------------------------------------------------

U.S. Agency Mortgage 52.5%
-------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                          9.00%       12/01/2009        $2,769,618       $2,818,778
-------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                          6.75%        9/15/2029         8,325,000        7,854,138
-------------------------------------------------------------------------------------------------------------------
Federal Housing Administration Charles River Project      9.63%       12/01/2033         9,364,277        9,592,531
-------------------------------------------------------------------------------------------------------------------
Federal Housing Administration Court Yard Project        10.75%        8/01/2032         6,430,023        6,666,126
-------------------------------------------------------------------------------------------------------------------
Federal Housing Administration East Bay Manor Project    10.00%        3/01/2033         6,692,517        6,881,790
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                     8.00%        4/01/2008         2,278,066        2,301,849
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                     6.00%        5/15/2008         5,475,000        5,042,147
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                     8.00%        6/01/2008         3,243,641        3,260,053
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                     5.25%        1/15/2009        12,200,000       10,587,282
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                     8.50%        2/01/2009         4,176,007        4,254,474
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                     9.00%        5/01/2009         3,780,815        3,871,176
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                     6.38%        6/15/2009         5,975,000        5,604,371
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                     6.63%        9/15/2009        14,400,000       13,736,304
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                     9.00%        4/01/2016           930,463          971,310
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                     6.50%        9/01/2028        12,891,464       12,041,530
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                     6.50%       11/01/2028        32,181,910       30,065,993
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                     6.50%       12/01/2028        16,017,593       14,679,544
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                     6.00%        2/01/2029        13,211,294       11,960,317
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                     6.50%        5/01/2029         6,945,357        6,487,449
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                     7.50%        7/01/2029        11,435,156       11,209,998
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association                     7.00%       12/01/2029        52,630,344       50,344,082
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association*                    8.00%       12/31/2030         9,150,000        9,124,265
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association*                    7.50%       12/31/2030        15,725,000       15,388,328
-------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association                  9.50%        9/15/2009         1,370,467        1,439,183
-------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association                  9.50%       10/15/2009         2,451,790        2,580,278
-------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association                  9.50%       11/15/2009         1,128,997        1,186,775
-------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association                  9.50%       11/15/2017           267,299          282,266
-------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association                  9.50%        9/15/2019            52,755           55,682
-------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association                  7.00%       11/15/2028        22,493,848       21,636,157
-------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association                  6.50%       11/15/2028        10,930,890       10,240,932
-------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association*                 8.00%       12/31/2030        19,375,000       19,375,000
-------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association*                 7.00%       12/31/2030        10,925,000       10,505,043
-------------------------------------------------------------------------------------------------------------------
U.S. Department of Veterans Affairs REMIC 1998-3C         6.50%        6/15/2021         7,500,000        6,855,450
                                                                                                       ------------

                                                                                                        318,900,601
                                                                                                       ------------

Total U.S. Government Securities                                                                        511,068,347(1)
                                                                                                       ------------

--------------------------------------------------------------------------------
(1)   The fund paid a total of $529,648,370 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


8  State Street Research Government Income Fund

                                                                Coupon        Maturity           Amount          Market
Issuer                                                           Rate           Date          of Principal       Value
--------------------------------------------------------------------------------------------------------------------------

Other Investments 14.2% of net assets

Trust Certificates 2.0%
--------------------------------------------------------------------------------------------------------------------------
Government Backed Trust Class T-3                                9.63%        5/15/2002        $2,965,639       $2,934,411
--------------------------------------------------------------------------------------------------------------------------
Government Trust Certificates Class 2-E                          9.40%        5/15/2002         9,225,240        9,392,770
                                                                                                               -----------

                                                                                                                12,327,181
                                                                                                               -----------

Foreign Government 3.0%
--------------------------------------------------------------------------------------------------------------------------
Government of New Zealand                                        8.00%        4/15/2004         4,700,000 NZD    2,357,461
--------------------------------------------------------------------------------------------------------------------------
Government of New Zealand                                        8.00%       11/15/2006        13,675,000 NZD    6,973,220
--------------------------------------------------------------------------------------------------------------------------
Republic of Greece                                               8.80%        6/19/2007     2,728,100,000 GRD    8,493,147
                                                                                                               -----------

                                                                                                                17,823,828
                                                                                                               -----------
Finance/Mortgage 9.2%
--------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp. 1996-2 Cl. A2         6.90%        9/19/2006        $4,675,000       $4,495,307
--------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp. 1997-1 Cl. A1         7.27%        7/19/2004         3,250,103        3,220,649
--------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston 97-C2 Cl. A2                          6.52%        7/17/2007         4,730,000        4,484,608
--------------------------------------------------------------------------------------------------------------------------
First Union Lehman Brothers Bank Series 1998-C2 Cl. A1           6.28%        6/18/2007        13,500,737       12,960,708
--------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Security Inc. 1997-C2 A                 6.55%        4/15/2029         6,700,000        6,247,750
--------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Security Inc. 99-C1 Cl. A2              6.18%        5/15/2033         4,550,000        4,117,750
--------------------------------------------------------------------------------------------------------------------------
LB Commercial Conduit Mortgage Trust 97-LL1-A1                   6.79%        6/12/2004         6,231,040        6,129,786
--------------------------------------------------------------------------------------------------------------------------
LB Commercial Conduit Mortgage Trust 98C1-A1                     6.33%       11/18/2004         5,532,479        5,338,842
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investments Inc. Series 1997-C2 Cl. A1    6.46%       12/10/2029         2,832,962        2,735,578
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investments Inc. Series 1998-C2 Cl. A1    6.22%        2/15/2030         4,180,194        3,999,923
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Inc. 98-A1                                6.19%        1/15/2007         2,299,153        2,197,487
                                                                                                               -----------

                                                                                                                55,928,388
                                                                                                               -----------

Total Other Investments                                                                                         86,079,397(1)
                                                                                                               -----------
Commercial Paper 9.6% of net assets
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank                                           5.88%        5/01/2000        33,803,000       33,803,000
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank                                           5.81%        5/02/2000         5,000,000        4,999,194
--------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                 5.90%        5/02/2000        19,250,000       19,246,851
                                                                                                               -----------
Total Commercial Paper                                                                                          58,049,045(2)
                                                                                                               -----------

--------------------------------------------------------------------------------
(1)   The fund paid a total of $90,724,106 for these securities.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(2)   The fund paid a total of $58,049,045 for these securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

                                                                                       Market
Issuer                                                        Shares                   Value
-------------------------------------------------------------------------------------------------

Short-Term Investments 22.2% of net assets

State Street Navigator Securities Lending Prime Portfolio   134,759,419              $134,759,419
                                                                                    -------------
Total Short-Term Investments                                                          134,759,419(1)
                                                                                    -------------

--------------------------------------------------------------------------------
(1)   The fund paid a total of $134,759,419 for these securities.
--------------------------------------------------------------------------------

                                                                % of
                                                             Net Assets
-------------------------------------------------------------------------------------------------

Summary of Portfolio Assets
-------------------------------------------------------------------------------------------------
Total Investments                                                130.2%               789,956,208(1)
-------------------------------------------------------------------------------------------------
Cash and Other Assets, Less Liabilities                          (30.2%)             (183,463,781)
                                                                ------              -------------
Net Assets                                                       100.0%              $606,492,427
                                                                ======              =============

--------------------------------------------------------------------------------
(1)   The fund paid a total of $813,180,940 for these securities.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


10  State Street Research Government Income Fund

Futures contracts open at April 30, 2000 are as follows:

                                                                              Notional         Expiration        Unrealized
Type                                                                           Amount             Month         Depreciation
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
5 year U.S. Treasury Notes                                                   $54,300,000        June, 2000       $(548,581)
----------------------------------------------------------------------------------------------------------------------------
10 year U.S. Treasury Notes                                                  $18,200,000        June, 2000         (33,488)
                                                                                                                ----------
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                 $(582,069)
                                                                                                                ==========

Forward currency exchange contracts that were outstanding at April 30, 2000:

                                                                                       Unrealized
                                                                  Contract            Appreciation       Delivery
Transaction                                    Total Value          Price            (Depreciation)        Date
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Sell Euro, Buy U.S. dollars                       913,000 EUR     0.99120 EUR            $73,750          5/18/00
-----------------------------------------------------------------------------------------------------------------
Sell Euro, Buy U.S. dollars                       822,400 EUR     0.94745 EUR             26,951          7/26/00
-----------------------------------------------------------------------------------------------------------------
Sell Greek drachma, Buy U.S. dollars          128,910,000 GRD     0.00287 GRD             21,243          5/09/00
-----------------------------------------------------------------------------------------------------------------
Sell Greek drachma, Buy U.S. dollars          419,040,000 GRD     0.00286 GRD             66,648          5/09/00
-----------------------------------------------------------------------------------------------------------------
Sell Greek drachma, Buy U.S. dollars          827,269,000 GRD     0.00294 GRD            196,807          5/18/00
-----------------------------------------------------------------------------------------------------------------
Buy New Zealand dollars, Sell U.S. dollars        940,000 NZD     0.48837 NZD             (2,613)         5/18/00
-----------------------------------------------------------------------------------------------------------------
Buy New Zealand dollars, Sell U.S. dollars      3,774,000 NZD     0.49630 NZD            (40,419)         5/18/00
-----------------------------------------------------------------------------------------------------------------
Sell New Zealand dollars, Buy U.S. dollars      1,932,000 NZD     0.49023 NZD              8,964          5/18/00
-----------------------------------------------------------------------------------------------------------------
Sell New Zealand dollars, Buy U.S. dollars      7,646,000 NZD     0.49000 NZD             33,718          5/18/00
-----------------------------------------------------------------------------------------------------------------
Sell New Zealand dollars, Buy U.S. dollars        510,000 NZD     0.49538 NZD              4,993          5/18/00
-----------------------------------------------------------------------------------------------------------------
Sell New Zealand dollars, Buy U.S. dollars      3,053,000 NZD     0.49600 NZD             31,944          7/26/00
-----------------------------------------------------------------------------------------------------------------
Sell New Zealand dollars, Buy U.S. dollars     10,310,000 NZD     0.49535 NZD            101,174          7/26/00
                                                                                       ---------
-----------------------------------------------------------------------------------------------------------------
                                                                                        $523,160
                                                                                       =========

Federal Income Tax Information

At April 30, 2000, the net unrealized depreciation of investments based on cost for Federal income tax purposes of $813,414,346 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there is an excess of value over tax cost                    $  4,623,037

Aggregate gross unrealized depreciation for all investments in
which there is an excess of tax cost over value                     (28,081,175)
                                                                  -------------
                                                                   $(23,458,138)
                                                                  =============

At October 31, 1999, the fund had a capital loss carryforward of $26,451,304, of which $17,196,293, $4,139,815 and $5,115,196 expire on October 31, 2002, 2004 and 2007, respectively. Also, the fund has acquired in a merger a capital loss carryforward of $5,100,777, of which $3,074,207 and $2,026,570 expire on October 31, 2001 and 2002.

            The text and notes are an integral part of the financial statements.

Statement of
Assets and Liabilities  April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the price for share class as of the report date.

Assets
Investments, at market value                             $789,956,208(1)
Cash                                                            1,429
Receivable for securities sold                             32,409,917
Interest receivable                                         8,530,086
Receivable for fund shares sold                             1,073,567
Receivable for open forward contracts                         566,192
Receivable for variation margin                                36,641
Other assets                                                   91,231
                                                        -------------
                                                          832,665,271

Liabilities
Payable for collateral received on
  securities loaned                                       134,759,419
Payable for securities purchased                           87,196,050
Dividends payable                                           1,600,165
Payable for fund shares redeemed                            1,065,946
Accrued management fee                                        601,095
Accrued distribution and service fees                         424,030
Accrued transfer agent and shareholder services               337,421
Payable for open forward contracts                             43,032
Other accrued expenses                                        145,686
                                                        -------------
                                                          226,172,844
                                                        -------------

Net Assets                                               $606,492,427
                                                        =============

Net Assets consist of:
  Undistributed net investment income                      $1,441,115
  Unrealized depreciation of investments                  (23,224,732)
  Unrealized appreciation of forward contracts
    and foreign currency                                      435,024
  Unrealized depreciation of futures contracts               (582,069)
  Accumulated net realized loss                           (31,734,410)
  Paid-in capital                                         660,157,499
                                                        -------------
                                                         $606,492,427(2)
                                                        =============

--------------------------------------------------------------------------------
(1)   The fund paid a total of $813,180,940 for these securities.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(2)   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

                   Net Assets   /  Number of Shares  =  NAV
      A           $455,032,058        37,970,434       $11.98*
      B(1)         $27,710,688         2,326,965       $11.91**
      B            $89,613,302         7,504,413       $11.94**
      C            $20,250,236         1,694,437       $11.95**
      S            $13,886,143         1,160,033       $11.97

*     Maximum offering price per share $12.54 ($11.98 / .955)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


12  State Street Research Government Income Fund

Statement of
Operations  For the six months ended April 30, 2000 (unaudited)
--------------------------------------------------------------------------------

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income
Interest, net of foreign taxes                     $22,936,372(1)

Expenses
Management fee                                       1,832,051(2)
Transfer agent and shareholder services                541,289(3)
Custodian fee                                          120,848
Service fee-Class A                                    574,280(4)
Distribution and service fees-Class B(1)               131,163(4)
Distribution and service fees-Class B                  486,269(4)
Distribution and service fees-Class C                  113,583(4)
Reports to shareholders                                 36,667
Registration fees                                       31,321
Audit fee                                               22,386
Legal fees                                               7,644
Miscellaneous                                            5,642
                                                   -----------
                                                     3,903,143
Fees paid indirectly                                   (27,575)(5)
                                                   -----------
                                                     3,875,568
                                                   -----------
Net investment income                               19,060,804
                                                   -----------

Realized and Unrealized Gain (Loss)
on Investments, Forward Contracts, Foreign
Currency and Futures Contracts
Net realized loss on investments                    (4,701,375)(6)
Net realized loss on forward contracts
  and foreign currency                                (329,715)
Net realized gain on futures contracts                  18,330
                                                   -----------
Total net realized loss                             (5,012,760)
                                                   -----------
Net unrealized depreciation of investments          (5,701,852)
Net unrealized appreciation of forward contracts
  and foreign currency                                  70,121
Net unrealized depreciation of futures contracts      (619,009)
                                                   -----------
Total net unrealized depreciation                   (6,250,740)
                                                   -----------
Net loss on investments, forward contracts,
  foreign currency and futures contracts           (11,263,500)
                                                   -----------
Net increase in net assets resulting
  from operations                                   $7,797,304
                                                   ===========

--------------------------------------------------------------------------------
(1)   The fund paid foreign taxes of $3,685.
--------------------------------------------------------------------------------
      Includes $82,654 in income from the lending of portfolio securities. As of the report date, the fund had a total of $133,039,231 of securities out on loan and was holding a total of $134,759,419 in collateral related to those loans.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(2) The management fee is 0.60% of the first $500 million of fund assets, annually, 0.55% of the next $500 million, and 0.50% of any amount over $1 billion.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(3) Includes a total of $320,702 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through that firm's employee benefit plans and other sponsored arrangements.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(4) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(5)   Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(6) To earn this, the fund sold $429,556,632 of securities. During this same period, the fund also bought $413,942,244 worth of securities. These figures don't include short-term obligations.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of
Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investments performing as well as those that resulted from shareholders buying and selling fund shares.

                                                               Six months ended
                                               Year ended       April 30, 2000
                                            October 31, 1999      (unaudited)
-------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations:
Net investment income                          $39,129,270        $19,060,804
Net realized loss on investments,
  forward contracts, foreign currency
  and futures contracts                         (5,885,622)        (5,012,760)
Net unrealized depreciation of
  investments, forward contracts, foreign
  currency and futures contracts               (40,964,747)        (6,250,740)
                                             --------------------------------

Net increase (decrease) resulting
  from operations                               (7,721,099)         7,797,304
                                             --------------------------------

Dividends from net investment income:
  Class A                                      (30,163,284)       (15,071,183)
  Class B(1)                                      (584,095)          (765,122)
  Class B                                       (6,293,781)        (2,833,027)
  Class C                                       (1,534,694)          (662,867)
  Class S                                       (1,279,031)          (522,294)
                                             --------------------------------
                                               (39,854,885)       (19,854,493)
                                             --------------------------------
Net decrease from fund share
  transactions                                  (4,192,129)       (37,436,937)(1)
                                             --------------------------------
Total decrease in net assets                   (51,768,113)       (49,494,126)
Net Assets
Beginning of period                            707,754,666        655,986,553
                                             --------------------------------
End of period                                 $655,986,553       $606,492,427(2)
                                             ================================

--------------------------------------------------------------------------------
(2) Includes undistributed net investment income of $2,234,804 and $1,441,115, respectively.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.


14  State Street Research Government Income Fund

--------------------------------------------------------------------------------
(1) These transactions break down by share class as follows:

                                                                                     Six months ended
                                                    Year ended                        April 30, 2000
                                                 October 31, 1999                       (unaudited)
                                        ===============================================================================
Class A                                    Shares                 Amount              Shares                  Amount
=======================================================================================================================
Shares sold                              18,496,573           $233,070,669           5,229,685              $62,878,000*
Issued upon reinvestment of dividends     1,452,763             18,264,542           1,011,755               12,351,782
Shares redeemed                         (20,253,359)          (254,382,165)         (7,636,537)             (91,948,225)
                                       --------------------------------------------------------------------------------
Net decrease                               (304,023)           ($3,046,954)         (1,395,097)            ($16,718,443)
                                       ================================================================================

Class B(1)                                Shares (a)             Amount (a)            Shares                  Amount
=======================================================================================================================
Shares sold                               2,235,815            $27,939,669             631,648               $7,570,209**
Issued upon reinvestment of dividends        40,538                497,196              55,612                  664,331
Shares redeemed                            (278,249)            (3,442,549)           (358,399)              (4,273,747)***
                                       --------------------------------------------------------------------------------
Net increase                              1,998,104            $24,994,316             328,861               $3,960,793
                                       ================================================================================

Class B                                    Shares                 Amount              Shares                  Amount
=======================================================================================================================
Shares sold                               1,837,925            $23,525,800             146,603               $1,732,812**
Issued upon reinvestment of dividends       356,123              4,468,410             203,283                2,465,144
Shares redeemed                          (3,382,645)           (42,650,050)         (1,630,118)             (19,561,899)***
                                       --------------------------------------------------------------------------------
Net decrease                             (1,188,597)          ($14,655,840)         (1,280,232)            ($15,363,943)
                                       ================================================================================

Class C                                    Shares                 Amount              Shares                  Amount
=======================================================================================================================
Shares sold                               1,426,771            $17,998,565             524,937               $6,283,289**
Issued upon reinvestment of dividends        81,440              1,019,668              61,387                  755,411
Shares redeemed                          (1,508,907)           (18,757,082)         (1,012,358)             (12,147,904)****
                                       --------------------------------------------------------------------------------
Net increase (decrease)                        (696)              $261,151            (426,034)            ($5,109,204)
                                       ================================================================================

Class S                                    Shares                 Amount              Shares                  Amount
=======================================================================================================================
Shares sold                                 691,706             $8,684,219             146,437               $1,754,805
Issued upon reinvestment of dividends        68,557                859,445              35,035                  420,432
Shares redeemed                          (1,662,738)           (21,288,466)           (528,021)             (6,381,377)
                                       --------------------------------------------------------------------------------
Net decrease                               (902,475)          ($11,744,802)           (346,549)            ($4,206,140)
                                       ================================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $.001 par value per share. MetLife owned 104,725 Class S shares.

* Sales charges of $38,294 and $117,700 were collected by the distributor and MetLife on sales of these shares.

** Like all broker-dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $163,859, $127 and $90 for Class B(1), Class B and Class C were paid by the distributor, not the fund.

*** Includes $61,802 and $192,698 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $16,788 in deferred sales charges collected by the distributor.

(a)   January 1, 1999 (commencement of share class) to October 31, 1999.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

These provide a summary of each share class's financial performance.

                                                                              Class A
                                               ============================================================================
                                                                   Years ended October 31                  Six months ended
                                               ---------------------------------------------------------    April 30, 2000
Per Share Data                                  1995(a)     1996(a)     1997(a)     1998(a)     1999(a)     (unaudited)(a)
===========================================================================================================================
Net asset value, beginning of period ($)         11.68       12.58       12.43       12.65       13.07           12.21
                                               -------     -------     -------     -------     -------         -------
  Net investment income ($)                       0.83        0.81        0.80        0.78        0.74            0.38

  Net realized and unrealized gain (loss) on
  investments, options, forward contracts,
  foreign currency and futures contratcts ($)     0.88       (0.17)       0.22        0.43       (0.85)          (0.22)
                                               -------     -------     -------     -------     -------         -------
Total from investment operations ($)              1.71        0.64        1.02        1.21       (0.11)           0.16
                                               -------     -------     -------     -------     -------         -------
  Dividends from net investment income ($)       (0.81)      (0.79)      (0.80)      (0.79)      (0.75)          (0.39)
                                               -------     -------     -------     -------     -------         -------
Total distributions ($)                          (0.81)      (0.79)      (0.80)      (0.79)      (0.75)          (0.39)
                                               -------     -------     -------     -------     -------         -------
Net asset value, end of period ($)               12.58       12.43       12.65       13.07       12.21           11.98
                                               =======     =======     =======     =======     =======         =======
Total return (%) (b)                             15.07        5.28        8.52        9.85       (0.84)           1.37(d)

Ratios/Supplemental Data
===========================================================================================================================
Net assets at end of period ($ thousands)      655,045     584,313     524,565     518,651     480,643         455,032
Expense ratio (%)                                 1.10        1.09        1.08        1.09        1.05            1.09(e)
Expense ratio after expense reductions (%)        1.10        1.09        1.08        1.09        1.04            1.08(e)

Ratio of net investment income to
average net assets (%)                            6.83        6.50        6.44        6.11        5.86            6.30(e)
Portfolio turnover rate (%)                     105.57       88.79      124.95      160.89      213.70           67.69

                                                                                 Class B(1)
                                                                  =======================================
                                                                                         Six months ended
                                                                      Period ended       April 30, 2000
Per Share Data                                                    October 31,1999(a)(c)  (Unaudited)(a)
=========================================================================================================
Net asset value, beginning of period ($)                                  12.97              12.14
                                                                         ------             ------
  Net investment income ($)                                                0.52               0.33

  Net realized and unrealized loss on investments, options,
  forward contracts, foreign currency and futures contracts ($)           (0.82)             (0.21)
                                                                         ------             ------
Total from investment operations ($)                                      (0.30)              0.12
                                                                         ------             ------
  Dividends from net investment income ($)                                (0.53)             (0.35)
                                                                         ------             ------
Total distributions ($)                                                   (0.53)             (0.35)
                                                                         ------             ------
Net asset value, end of period ($)                                        12.14              11.91
                                                                         ======             ======
Total return (%) (b)                                                      (2.31)(d)           1.00(d)

Ratios/Supplemental Data
=========================================================================================================
Net assets at end of period ($ thousands)                                24,250             27,711
Expense ratio (%)                                                          1.80(e)            1.84(e)
Expense ratio after expense reductions (%)                                 1.79(e)            1.83(e)

Ratio of net investment income to
average net assets (%)                                                     5.01(e)            5.51(e)
Portfolio turnover rate (%)                                               213.70             67.69

The text and notes are an integral part of the financial statements.


16  State Street Research Government Income Fund

                                                                                Class B
                                                ==============================================================================
                                                                  Years ended October 31                      Six months ended
                                                -----------------------------------------------------------    April 30, 2000
Per Share Data                                  1995(a)      1996(a)      1997(a)      1998(a)       1999(a)   (unaudited)(a)
==============================================================================================================================
Net asset value, beginning of period ($)         11.66        12.55        12.40        12.61         13.03         12.17
                                                ------       ------       ------      -------       -------        ------
  Net investment income ($)                       0.73         0.71         0.70         0.68          0.64          0.33

  Net realized and unrealized gain (loss)
  on investments, options, forward contracts,
  foreign currency and futures contracts ($)      0.87        (0.16)        0.22         0.43         (0.84)        (0.21)
                                                ------       ------       ------      -------       -------        ------
Total from investment operations ($)              1.60         0.55         0.92         1.11         (0.20)         0.12
                                                ------       ------       ------      -------       -------        ------
  Dividends from net investment income ($)       (0.71)       (0.70)       (0.71)       (0.69)        (0.66)        (0.35)
                                                ------       ------       ------      -------       -------        ------
Total distributions ($)                          (0.71)       (0.70)       (0.71)       (0.69)        (0.66)        (0.35)
                                                ------       ------       ------      -------       -------        ------
Net asset value, end of period ($)               12.55        12.40        12.61        13.03         12.17         11.94
                                                ======       ======       ======      =======       =======        ======
Total return (%) (b)                             14.15         4.51         7.66         9.07         (1.58)         1.00(d)

Ratios/Supplemental Data
==============================================================================================================================
Net assets at end of period ($ thousands)       87,908       95,218       97,253      129,976       106,902        89,613
Expense ratio (%)                                 1.85         1.84         1.83         1.84          1.80          1.84(e)
Expense ratio after expense reductions (%)        1.85         1.84         1.83         1.84          1.79          1.83(e)

Ratio of net investment income to
average net assets (%)                            6.01         5.75         5.68         5.33          5.12          5.54(e)
Portfolio turnover rate (%)                     105.57        88.79       124.95       160.89        213.70         67.69

                                                                                Class C
                                                =============================================================================
                                                                  Years ended October 31                     Six months ended
                                                -----------------------------------------------------------   April 30, 2000
Per Share Data                                  1995(a)      1996(a)      1997(a)      1998(a)      1999(a)   (unaudited)(a)
=============================================================================================================================
Net asset value, beginning of period ($)         11.66        12.56        12.41        12.62        13.04        12.18
                                                ------       ------       ------       ------       ------       ------
  Net investment income ($)                       0.74         0.71         0.70         0.67         0.64         0.33

  Net realized and unrealized gain (loss)
  on investments, options, forward contracts,
  foreign currency and futures contracts ($)      0.87        (0.16)        0.22         0.44        (0.84)       (0.21)
                                                ------       ------       ------       ------       ------       ------
Total from investment operations ($)              1.61         0.55         0.92         1.11        (0.20)        0.12
                                                ------       ------       ------       ------       ------       ------
  Dividends from net investment income ($)       (0.71)       (0.70)       (0.71)       (0.69)       (0.66)       (0.35)
                                                ------       ------       ------       ------       ------       ------
Total distributions ($)                          (0.71)       (0.70)       (0.71)       (0.69)       (0.66)       (0.35)
                                                ------       ------       ------       ------       ------       ------
Net asset value, end of period ($)               12.56        12.41        12.62        13.04        12.18        11.95
                                                ======       ======       ======       ======       ======       ======
Total return (%) (b)                             14.24         4.51         7.65         9.06        (1.58)        1.00(d)

Ratios/Supplemental Data
=============================================================================================================================
Net assets at end of period ($ thousands)       13,033       14,473       16,301       27,659       25,818       20,250
Expense ratio (%)                                 1.85         1.84         1.83         1.84         1.80         1.84(e)
Expense ratio after expense reductions (%)        1.85         1.84         1.83         1.84         1.79         1.83(e)

Ratio of net investment income to
average net assets (%)                            6.08         5.76         5.68         5.28         5.11         5.56(e)
Portfolio turnover rate (%)                     105.57        88.79       124.95       160.89       213.70        67.69

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   January 1, 1999 (commencement of share class) to October 31, 1999.

(d)   Not annualized.

(e)   Annualized.

            The text and notes are an integral part of the financial statements.

Financial Highlights CONTINUED
--------------------------------------------------------------------------------

                                                                                  Class S
                                                ==============================================================================
                                                                   Years ended October 31                     Six months ended
-----------------------------------------------------------------------------------------------------------    April 30, 2000
Per Share Data                                  1995(a)      1996(a)      1997(a)      1998(a)      1999(a)    (unaudited)(a)
==============================================================================================================================
Net asset value, beginning of period ($)         11.67        12.57        12.42        12.64        13.06        12.20
                                                ------       ------       ------       ------       ------       ------
  Net investment income ($)                       0.90         0.84         0.80         0.81         0.75         0.39
  Net realized and unrealized gain (loss)
  on investments, options, forward contracts,
  foreign currency and futures contracts ($)      0.84        (0.17)        0.25         0.43        (0.83)       (0.21)
                                                ------       ------       ------       ------       ------       ------

Total from investment operations ($)              1.74         0.67         1.05         1.24        (0.08)        0.18
                                                ------       ------       ------       ------       ------       ------
  Dividends from net investment income ($)       (0.84)       (0.82)       (0.83)       (0.82)       (0.78)       (0.41)
                                                ------       ------       ------       ------       ------       ------
Total distributions ($)                          (0.84)       (0.82)       (0.83)       (0.82)       (0.78)       (0.41)
                                                ------       ------       ------       ------       ------       ------
Net asset value, end of period ($)               12.57        12.42        12.64        13.06        12.20        11.97
                                                ======       ======       ======       ======       ======       ======
Total return (%) (b)                             15.37         5.55         8.80        10.13        (0.60)        1.50(d)

Ratios/Supplemental Data
==============================================================================================================================
Net assets at end of period ($ thousands)        5,036        7,767       32,115       31,468       18,373       13,886
Expense ratio (%)                                 0.85         0.84         0.82         0.84         0.80         0.84(e)
Expense ratio after expense reductions (%)        0.85         0.84         0.82         0.84         0.79         0.83(e)

Ratio of net investment income to
average net assets (%)                            6.79         6.78         6.66         6.38         5.94         6.37(e)
Portfolio turnover rate (%)                     105.57        88.79       124.95       160.89       213.70        67.69

(a)   Per-share figures have been calculated using the average shares method.

(b)   Does not reflect any front-end or contingent deferred sales charges.

(c)   January 1, 1999 (commencement of share class) to October 31, 1999.

(d)   Not annualized.

(e)   Annualized.

The text and notes are an integral part of the financial statements.


18  State Street Research Government Income Fund

Board of Trustees

Gerard P. Maus
Chief Financial Officer,
Chief Administrative Officer,
Director and Interim Chief Operating Officer,
State Street Research & Management Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of Governors of the Federal Reserve
System and Chairman and Commissioner of the Commodity Futures Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.
President, The Glen Ellen Company

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

State Street Research Government Income Fund
--------------------------------------------------------------------------------

Report on Special Meeting of Shareholders

A Special Meeting of Shareholders of the State Street Research Government Income Fund ("Fund"), a series of State Street Research Financial Trust, was convened on February 25, 2000 ("Meeting"). The results of the Meeting are set forth below.

                                          Votes (millions of shares)
Action on Proposal                         For    Against   Abstain
--------------------------------------------------------------------------------

Class A Shares

The Fund's current Rule 12b-1
Distribution Plan was amended to
increase the amount that may be
expended for the distribution
of Class A shares                          16.4      3.2     1.2

Class B Shares

The Fund's current Rule 12b-1
Distribution Plan was amended to
increase the amount that may be
expended for the distribution
of Class A shares                          4.3       0.4     0.4

Class B(1) Shares

The Fund's current Rule 12b-1
Distribution Plan was amended to
increase the amount that may be
expended for the distribution
of Class A shares                          0.9       0.1     0.1

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--------------------------------------------------------------------------------

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[HANDS]   contact your financial
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[MAILBOX] mail
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State Street Research
Spectrum of Funds

       Income                      Growth & Income                       Growth
--------------------------------------------------------------------------------------------------
CONSERVATIVE                                                                            AGGRESSIVE
--------------------------------------------------------------------------------------------------

High Income Fund              Argo Fund                          Global Resources Fund
Strategic Income Fund         Investment Trust                   Emerging Growth Fund
New York Tax-Free Fund        Alpha Fund                         Mid-Cap Growth Fund
Tax-Exempt Fund               Strategic Growth & Income Fund     Aurora Fund
Government Income Fund        Strategic Income Plus Fund         Concentrated International Fund
Money Market Fund                                                Concentrated Growth Fund
                                                                 Growth Fund
                                                                 Galileo Fund
                                                                 Legacy Fund

Mutual fund purchases, exchanges and
account information

[INTERNET] internet
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[COMPUTER] e-mail
           info@ssrfunds.com

[PHONE]    phone
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[MAILBOX]  mail
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                          ---------------------------
                                     [LOGO]
                                     DALBAR
                             HONORS COMMITMENT TO:
                                   INVESTORS
                                      1999
                          ---------------------------
                           for Excellence in Service

For 24-hour Automated Access to Your Account

[INTERNET] www.ssrfunds.com

[PHONE]    1-87-SSR-FUNDS

OverView
--------------------------------------------------------------------------------
For more information on the products and services mentioned in OverView, our shareholder newsletter, visit our Web site at www.ssrfunds.com

State Street Research
                                       FYI

o Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8673), Monday through Friday, 8am - 6pm Eastern Time, to learn more.


--------------------------------------------------------------------------------
This report must be accompanied or preceded by a current State Street Research Government Income Fund prospectus and a current Quarterly Performance Update.

To obtain a prospectus on any State Street Research fund call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

(C)2000 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

Control Number:(exp0601)SSR-LD                                      GI-1893-0600

                           --------------------------
                              STATE STREET RESEARCH
                           --------------------------
                           STRATEGIC INCOME PLUS FUND
                           --------------------------

                        SEMIANNUAL REPORT

                        April 30, 2000


                        ---------------------
                             WHAT'S INSIDE
                        ---------------------


                        INVESTMENT UPDATE
                        About the fund,
                        economy and markets


                        FUND INFORMATION

                        Facts and figures


                        PLUS, COMPLETE PORTFOLIO HOLDINGS
                        AND FINANCIAL STATEMENTS

                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
[logo] STATE STREET RESEARCH                                     in
                                                               Service

INVESTMENT ENVIRONMENT

THE ECONOMY
o The U.S. economy grew by an annualized rate of 7.3% in the fourth quarter of 1999, as measured by gross domestic product (GDP). Growth slowed to 5.4% in the first quarter of 2000, but remains strong enough to raise concerns about inflation.
o Inflation appears to be heating up. Core consumer inflation -- figured without the impact of energy, food and tobacco -- advanced to 3.7% in March before falling back to 3.0% in April.
o In an effort to dampen economic growth, the Federal Reserve Board raised short-term interest rates three times during the period. The federal funds rate closed out the first quarter at 6.0%, up from 5.25% six months ago.

THE MARKETS
o The S&P 500 ended 1999 up 21.03%.(1) However, interest rate increases and soaring valuations became more than the stock market could bear. For the year ended April 2000, the S&P 500 was down -0.79%.
o After losing ground early in the six-month period, bonds strengthened during the first quarter of 2000 as the yield on 30-year Treasury bonds fell below 6.0% for the first time in more than a year.

THE FUND

OVER THE PAST SIX MONTHS
o Class A shares of State Street Research Strategic Income Plus Fund returned 3.88% [without sales charge](2) for the 6-month period ended April 30, 2000. That was higher than the Lehman Brothers Aggregate Bond Index, which gained 1.42% during the same period.(1)
o The fund's investments in stocks -- less than 25% of the portfolio's assets -- helped performance. In particular, stocks of large-cap growth and international companies did well.
o During the six-month period, the manager made a small reduction in the fund's stock position. High stock prices made bonds relatively more attractive on a risk/reward basis.
o The performance of the fund's bond holdings, which included both high-grade and international debt, matched that of the Lehman Brothers Aggregate Bond Index.

CURRENT STRATEGY
o The fund is positioned to anticipate a more moderate pace of economic growth in the U.S. The manager looks for both economic and corporate profit growth to slow in response to rising interest rates, and expects stocks to provide modest returns for the remainder of the year.
o Foreign economies are expected to continue their economic recovery.
o The pressure on bond prices is expected to continue until interest rate increases stop.

April 30, 2000

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher. These indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.
(2) 3.49% for class B(1) shares; 3.49% for class B shares; 3.49% for class C shares; 4.02% for Class S shares.
(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.
(4) Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.
(5) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.
(6) Performance for the period May 16, 1994 to March 27, 1997 reflects actual performance of the fund prior to the liquidation of outstanding Class A shares in 1997. Returns shown for all other periods, including periods prior to the reintroduction of Class A shares in 1999, feflect performance of Class S shares. Returns shown are for periods prior to the creation of the class in 1999. They reflect performance of Class S shares, adjusted for shareholder and annual fund operating expenses.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTION, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 2000, except where noted)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDED 3/31/00(3)(4)(5)(6)
------------------------------------------------------------------------------
                      LIFE OF FUND
                     (since 5/16/94)          5 YEARS                1 YEAR
------------------------------------------------------------------------------
Class A                   8.61%                9.01%                  -0.98%
------------------------------------------------------------------------------
Class B(1)                8.78%                9.21%                  -0.72%
------------------------------------------------------------------------------
Class B                   8.89%                9.21%                  -0.72%
------------------------------------------------------------------------------
Class C                   8.89%                9.49%                   3.28%
------------------------------------------------------------------------------
Class S                   9.99%               10.59%                   5.34%
------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(3)(5)(6)
------------------------------------------------------------------------------
                      LIFE OF FUND
                     (since 5/16/94)          5 YEARS                1 YEAR
------------------------------------------------------------------------------
Class A                   9.32%                9.59%                   1.79%
------------------------------------------------------------------------------
Class B(1)                8.50%                8.77%                   0.99%
------------------------------------------------------------------------------
Class B                   8.50%                8.77%                   0.99%
------------------------------------------------------------------------------
Class C                   8.50%                8.77%                   0.99%
------------------------------------------------------------------------------
Class S                   9.59%                9.86%                   2.04%
------------------------------------------------------------------------------
Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

ASSET ALLOCATION
(by percentage of net assets)

               Bonds                           77%
               Equities                        22%
               Cash                             1%

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

------------------------------------------------------------------------------------------------------------------
Investment Portfolio                                                                                      VALUE
April 30, 2000 (Unaudited)                                                           SHARES              (NOTE 1)
------------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES 21.9%
AUTOMOBILES & TRANSPORTATION 0.2%
AUTOMOTIVE PARTS 0.1%
Delphi Automotive Systems Corp. ..............................................        1,700            $    32,512
                                                                                                       -----------
TRUCKERS 0.1%
CNF Transportation Inc. ......................................................          800                 22,350
                                                                                                       -----------
Total Automobiles & Transportation ...........................................                             54,862
                                                                                                       -----------
CONSUMER DISCRETIONARY 2.6%
ADVERTISING AGENCIES 0.5%
Omnicom Group Inc. ...........................................................          640                 58,280
Valassis Communications Inc.* ................................................        3,300                112,406
                                                                                                       -----------
                                                                                                           170,686
                                                                                                       -----------
CASINOS/GAMBLING, HOTEL/MOTEL 0.4%
GTech Holdings Corp.* ........................................................        1,500                 31,125
Harrah's Entertainment Inc.* .................................................        3,335                 68,576
International Game Technology Inc.* ..........................................          940                 22,913
                                                                                                       -----------
                                                                                                           122,614
                                                                                                       -----------
COMMERCIAL SERVICES 0.4%
A.C. Nielsen Corp.* ..........................................................        3,500                 80,719
America Online Inc.* .........................................................        1,000                 59,812
                                                                                                       -----------
                                                                                                           140,531
                                                                                                       -----------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 0.2%
CBS Corp.* ...................................................................        1,140                 66,975
                                                                                                       -----------
PRINTING & PUBLISHING 0.4%
Hollinger International, Inc. Cl. A ..........................................        9,200                116,150
                                                                                                       -----------
RESTAURANTS 0.1%
Darden Restaurants Inc. ......................................................        1,000                 18,438
                                                                                                       -----------
RETAIL 0.5%
Circuit City Stores Inc. .....................................................        1,140                 67,046
Federated Department Stores Inc.* ............................................        1,000                 34,000
Home Depot Inc. ..............................................................          750                 42,047
TJX Companies, Inc. ..........................................................          700                 13,431
Wal-Mart Stores, Inc. ........................................................          410                 22,704
                                                                                                       -----------
                                                                                                           179,228
                                                                                                       -----------
TOYS 0.1%
Mattel Inc. ..................................................................        1,400                 17,150
                                                                                                       -----------
Total Consumer Discretionary .................................................                             831,772
                                                                                                       -----------
CONSUMER STAPLES 0.5%
BEVERAGES 0.1%
Anheuser-Busch Companies, Inc. ...............................................          370                 26,108
                                                                                                       -----------
DRUG & GROCERY STORE CHAINS 0.2%
CVS Corp. ....................................................................          800                 34,800
Hannaford Brothers Co. .......................................................          260                 18,818
                                                                                                       -----------
                                                                                                            53,618
                                                                                                       -----------
HOUSEHOLD PRODUCTS 0.1%
Colgate-Palmolive Co. ........................................................          500                 28,562
Dial Corp. ...................................................................        1,365                 19,025
                                                                                                       -----------
                                                                                                            47,587
                                                                                                       -----------
TOBACCO 0.1%
UST Inc. .....................................................................        1,200                 18,000
                                                                                                       -----------
Total Consumer Staples .......................................................                             145,313
                                                                                                       -----------
FINANCIAL SERVICES 2.1%
BANKS & SAVINGS & LOAN 0.5%
BankNorth Group Inc. .........................................................          520                 12,415
Golden West Financial Corp. ..................................................          900                 30,712
Hudson City Bancorp Inc. .....................................................        1,300                 19,338
Hudson United Bancorp ........................................................          400                  9,025
Mercantile Bankshares Corp. ..................................................          400                 11,400
North Fork BanCorp., Inc. ....................................................          700                 11,331
Peoples Heritage Financial Group .............................................        4,400                 57,475
                                                                                                       -----------
                                                                                                           151,696
                                                                                                       -----------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 0.2%
First Data Corp. .............................................................        1,400                 68,163
                                                                                                       -----------
INSURANCE 0.7%
Ace Ltd. .....................................................................        3,800                 90,962
Saint Paul Companies, Inc. ...................................................        1,700                 60,563
XL Capital Ltd. Cl. A ........................................................        1,453                 69,199
                                                                                                       -----------
                                                                                                           220,724
                                                                                                       -----------
MISCELLANEOUS FINANCIAL 0.7%
Ambac Financial Group, Inc. ..................................................        2,200                105,600
Citigroup, Inc. ..............................................................        1,100                 65,381
Morgan Stanley Dean Witter & Co. .............................................          860                 66,005
                                                                                                       -----------
                                                                                                           236,986
                                                                                                       -----------
SECURITIES BROKERAGE & SERVICES 0.0%
Bear Stearns Company Inc. ....................................................          103                  4,416
                                                                                                       -----------
Total Financial Services .....................................................                             681,985
                                                                                                       -----------
HEALTH CARE 0.9%
DRUGS & BIOTECHNOLOGY 0.6%
Amgen Inc.* ..................................................................        1,000                 56,000
Genetech, Inc.* ..............................................................          140                 16,380
Pharmacia Corp. ..............................................................          700                 34,956
Warner-Lambert Co. ...........................................................          700                 79,669
                                                                                                       -----------
                                                                                                           187,005
                                                                                                       -----------
HEALTH CARE FACILITIES 0.0%
Tenet Healthcare Corp.* ......................................................          400                 10,200
                                                                                                       -----------
HEALTH CARE SERVICES 0.2%
Quorum Health Group Inc.* ....................................................        5,300                 56,312
                                                                                                       -----------
HOSPITAL SUPPLY 0.1%
Medtronic Inc. ...............................................................          600                 31,163
                                                                                                       -----------
Total Health Care ............................................................                             284,680
                                                                                                       -----------
INTEGRATED OILS 0.5%
INTEGRATED DOMESTIC 0.1%
Unocal Corp. .................................................................        1,500                 48,469
                                                                                                       -----------
INTEGRATED INTERNATIONAL 0.4%
BP Amoco PLC ADR .............................................................          710                 36,210
Suncor Energy Inc. ...........................................................        1,000                 42,710
Total Fina SA ADR ............................................................          600                 45,375
                                                                                                       -----------
                                                                                                           124,295
                                                                                                       -----------
Total Integrated Oils ........................................................                            172,764
                                                                                                       -----------
MATERIALS & PROCESSING 1.7%
BUILDING & CONSTRUCTION 0.1%
York International Corp. .....................................................          700                 16,888
                                                                                                       -----------
CHEMICALS 0.3%
Dow Chemical Co. .............................................................          360                 40,680
Omnova Solutions Inc. ........................................................        1,080                  6,480
Solutia Inc. .................................................................        3,500                 47,687
                                                                                                       -----------
                                                                                                            94,847
                                                                                                       -----------
CONTAINERS & PACKAGING 0.3%
American National Can Group Inc. .............................................        4,080                 68,595
Smurfit Stone Container Corp.* ...............................................        2,600                 39,650
                                                                                                       -----------
                                                                                                           108,245
                                                                                                       -----------
DIVERSIFIED MANUFACTURING 0.3%
Ball Corp. ...................................................................        2,800                 88,200
                                                                                                       -----------
FERTILIZERS 0.1%
Agrium Inc. ..................................................................        4,000                 37,500
                                                                                                       -----------
FOREST PRODUCTS 0.0%
Champion International Corp. .................................................          100                  6,575
                                                                                                       -----------
PAPER & FOREST PRODUCTS 0.3%
Fort James Corp. .............................................................        2,590                 61,998
Westvaco Corp. ...............................................................        1,400                 43,225
                                                                                                       -----------
                                                                                                           105,223
                                                                                                       -----------
STEEL 0.3%
Alaska Steel Holding Corp. ...................................................        3,116                 34,471
Harsco Corp. .................................................................        1,500                 44,531
                                                                                                       -----------
                                                                                                            79,002
                                                                                                       -----------
Total Materials & Processing .................................................                            536,480
                                                                                                       -----------
OTHER 0.8%
MULTI-SECTOR 0.8%
Gencorp Inc. .................................................................        2,300                 23,144
General Electric Co. .........................................................          570                 89,632
Grant Pride Inc. .............................................................          400                  7,700
Honeywell International Inc.* ................................................          600                 33,600
Ogden Corp. ..................................................................        4,900                 48,081
Tyco International Ltd. ......................................................        1,140                 52,369
                                                                                                       -----------
Total Other ..................................................................                            254,526
                                                                                                       -----------
OTHER ENERGY 1.7%
GAS PIPELINES 0.7%
Columbia Energy Group ........................................................          200                 12,550
Dynegy Inc. Cl. A ............................................................        1,420                 92,921
Williams Companies Inc. ......................................................        2,627                 98,020
                                                                                                       -----------
                                                                                                           203,491
                                                                                                       -----------
OIL & GAS PRODUCERS 0.7%
Anadarko Petroleum Corp. .....................................................          800                 34,598
Burlington Resources Inc. ....................................................          700                 27,519
Ocean Energy Inc.* ...........................................................        6,200                 80,212
Union Pacific Resources Group Inc. ...........................................        4,325                 82,986
                                                                                                       -----------
                                                                                                           225,315
                                                                                                       -----------
OIL WELL EQUIPMENT & SERVICES 0.3%
Baker Hughes Inc. ............................................................          900                 28,631
Halliburton Co. ..............................................................          500                 22,094
Valero Energy Corp. ..........................................................        1,300                 37,700
Weatherford International Inc.* ..............................................          400                 16,250
                                                                                                       -----------
                                                                                                           104,675
                                                                                                       -----------
Total Other Energy ...........................................................                             533,481
                                                                                                       -----------
PRODUCER DURABLES 1.3%
ELECTRICAL EQUIPMENT & COMPONENTS 0.5%
Mark IV Industries Inc. ......................................................        4,700                 99,581
Nortel Networks Corp. ........................................................          600                 67,950
                                                                                                       -----------
                                                                                                           167,531
                                                                                                       -----------
MACHINERY 0.3%
Howmet International Inc.* ...................................................        4,700                 99,581
                                                                                                       -----------
MISCELLANEOUS EQUIPMENT 0.2%
Thomas & Betts Corp. .........................................................        1,945                 59,931
                                                                                                       -----------
PRODUCTION TECHNOLOGY EQUIPMENT 0.3%
Teradyne Inc.* ...............................................................          700                 77,000
                                                                                                       -----------
Total Producer Durables ......................................................                             404,043
                                                                                                       -----------
TECHNOLOGY 2.6%
COMMUNICATIONS TECHNOLOGY 0.9%
Cisco Systems Inc.* ..........................................................        1,280                 88,740
General Motors Corp. Cl. H* ..................................................          200                 19,262
Inktomi Corp.* ...............................................................          150                 23,091
Lernout & Hauspie Speech Products NV ADR* ....................................        1,300                125,775
NCR Corp.* ...................................................................        1,200                 46,350
                                                                                                       -----------
                                                                                                           303,218
                                                                                                       -----------
COMPUTER SOFTWARE 0.2%
Microsoft Corp.* .............................................................          710                 49,523
                                                                                                       -----------
COMPUTER TECHNOLOGY 0.7%
Electronic Data Systems Corp. ................................................          570                 39,188
EMC Corp.* ...................................................................          460                 63,911
International Business Machines Corp. ........................................          360                 40,185
Silicon Graphics Inc.* .......................................................        4,400                 31,625
Sun Microsystems Inc.* .......................................................          600                 55,162
Unisys Corp.* ................................................................          400                  9,275
                                                                                                       -----------
                                                                                                           239,346
                                                                                                       -----------
ELECTRONICS 0.4%
Nokia Corp. ADR ..............................................................        1,420                 80,762
Solectron Corp.* .............................................................          860                 40,259
                                                                                                       -----------
                                                                                                           121,021
                                                                                                       -----------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 0.4%
Cypress Semiconductor Corp.* .................................................          745                 38,693
Intel Corp. ..................................................................          300                 38,044
Texas Instruments Inc. .......................................................          300                 48,863
                                                                                                       -----------
                                                                                                           125,600
                                                                                                       -----------
Total Technology .............................................................                             838,708
                                                                                                       -----------
UTILITIES 1.6%
ELECTRICAL 0.9%
CMP Group Inc. ...............................................................        1,300                 37,619
DQE, Inc. ....................................................................          800                 30,600
Energy East Corp. ............................................................        1,800                 37,575
Niagara Mohawk Holdings Inc.* ................................................        1,200                 16,650
OGE Energy Corp. .............................................................        2,000                 39,625
Pinnacle West Capital Corp. ..................................................        2,800                 98,350
Scana Corp. ..................................................................        1,900                 49,162
                                                                                                       -----------
                                                                                                           309,581
                                                                                                       -----------
GAS DISTRIBUTION 0.2%
National Fuel Gas Co. ........................................................          500                 23,719
Nicor Inc. ...................................................................          500                 16,937
Questar Corp. ................................................................          800                 15,050
                                                                                                       -----------
                                                                                                            55,706
                                                                                                       -----------
TELECOMMUNICATIONS 0.5%
AT&T Corp.* ..................................................................          300                  9,544
Broadwing Inc.* ..............................................................          400                 11,325
MCI WorldCom Inc.* ...........................................................          600                 27,262
Nextel Communications Inc. Cl. A* ............................................          150                 16,416
Qwest Communications International Inc.* .....................................        1,290                 55,954
RSL Communications Ltd. Cl. A* ...............................................        2,400                 33,450
                                                                                                       -----------
                                                                                                           153,951
                                                                                                       -----------
Total Utilities ..............................................................                             519,238
                                                                                                       -----------
NON-U.S. EQUITIES 5.4%
BMCMedia.com Ltd.* ...........................................................       24,000                 28,312
Nokia AB Oy ..................................................................        3,200                183,566
Technip ......................................................................          700                 79,864
Infineon Technologies AG* ....................................................          600                 41,319
China Telecom Ltd.* ..........................................................       10,000                 71,574
Petrochina Co. Ltd.* .........................................................      325,300                 50,533
Kyocera Corp. ................................................................          300                 50,187
Taiyo Yuden Co ...............................................................        1,000                 70,824
Royal Dutch Petroleum Co. ....................................................        1,200                 69,164
City Developments Ltd. .......................................................        7,000                 31,790
DBS Group Ltd. ...............................................................        2,000                 27,542
Keppel Corp. .................................................................       14,000                 32,488
Singapore Airlines Ltd. ......................................................        4,000                 41,488
British Telecom PLC ..........................................................        2,500                 44,762
Banco Di Roma ................................................................       20,100                 21,251
BHF Bank AG ..................................................................          700                 24,819
BP Amoco PLC* ................................................................        4,200                 36,260
Corus Entertainment Inc.* ....................................................          466                 12,587
Fletcher Challenge Ltd. ......................................................        6,600                 15,224
Giordano International Ltd. ..................................................       62,000                101,487
Hirose Electric Company Ltd. .................................................          700                 84,637
L.M. Ericsson Telephone Co. Cl. B ............................................          936                 83,202
PTT Exploration & Production Public Co. Ltd. .................................       12,200                 61,857
RTZ Corp. ....................................................................        3,921                 61,048
Sema Group PLC ...............................................................        4,100                 66,197
Societe Generale de France SA ................................................          100                 20,709
Takara Shuzo Co. Ltd. ........................................................        4,000                 85,914
Telecom Italia SPA ...........................................................        5,300                 74,104
Toshiba Corp. ................................................................       10,000                 97,024
WM Data AB Cl. B .............................................................        1,100                 38,523
Wolters Kluwer ...............................................................        1,200                 28,320
                                                                                                       -----------
Total Non-U.S. Equities ......................................................                           1,736,576
                                                                                                       -----------
Total Equity Securities (Cost $5,320,702) ....................................                           6,994,428
                                                                                                       -----------
------------------------------------------------------------------------------------------------------------------
                                                         PRINCIPAL              MATURITY               VALUE
                                                           AMOUNT                 DATE               (NOTE 1)
 -----------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 76.8%
U.S. TREASURY 10.5%
U.S. Treasury Bond, 12.00% ............................    $  425,000            8/15/2013             $   567,974
U.S. Treasury Bond, 11.25% ............................       275,000            2/15/2015                 402,358
U.S. Treasury Bond, 8.875% ............................       325,000            2/15/2019                 415,694
U.S. Treasury Bond, 8.75% .............................       150,000            5/15/2020                 191,484
U.S. Treasury Bond, 8.75% .............................       300,000            8/15/2020                 383,577
U.S. Treasury Bond, 8.125% ............................       325,000            5/15/2021                 394,215
U.S. Treasury Bond, 8.125% ............................       325,000            8/15/2021                 394,722
U.S. Treasury Bond, 6.625% ............................       175,000            2/15/2027                 184,216
U.S. Treasury Bond, 6.25% .............................       150,000            5/15/2030                 155,906
U.S. Treasury TIPS, 3.875% ............................       257,918            4/15/2029                 258,483
                                                                                                       -----------
                                                                                                         3,348,629
                                                                                                       -----------
U.S. AGENCY MORTGAGE 34.5%
Federal National Mortgage Association, 6.50% ..........       100,000            8/15/2004                  97,315
Federal National Mortgage Association, 6.375% .........        75,000            6/15/2009                  70,348
Federal National Mortgage Association, 6.625% .........        50,000            9/15/2009                  47,695
Federal National Mortgage Association, 5.50% ..........        90,578            2/01/2014                  82,935
Federal National Mortgage Association, 6.50% ..........       247,913            9/01/2028                 231,568
Federal National Mortgage Association, 6.50% ..........       678,243           11/01/2028                 633,527
Federal National Mortgage Association, 6.50% ..........       300,867           12/01/2028                 281,310
Federal National Mortgage Association, 6.00% ..........       344,838            2/01/2029                 312,185
Federal National Mortgage Association, 6.50% ..........       185,332            3/01/2029                 173,113
Federal National Mortgage Association, 6.50% ..........       347,279            5/01/2029                 324,382
Federal National Mortgage Association, 7.50% ..........       404,596            7/01/2029                 396,629
Federal National Mortgage Association, 7.00% ..........       517,794           12/01/2029                 495,301
Federal National Mortgage Association, 7.00% ..........     1,086,172           12/01/2029               1,038,988
Federal National Mortgage Association, 7.00% ..........       714,372           12/01/2029                 683,340
Federal National Mortgage Association TBA, 7.00% ......     1,250,000            5/15/2030               1,195,900
Federal National Mortgage Association TBA, 7.50% ......       300,000            5/15/2030                 293,577
Federal National Mortgage Association TBA, 8.00% ......       375,000            6/14/2030                 373,945
Government National Mortgage Association, 6.50% .......       160,565            7/15/2009                 155,702
Government National Mortgage Association, 7.50% .......       151,668           12/15/2010                 151,573
Government National Mortgage Association, 7.00% .......       198,887            1/15/2025                 192,174
Government National Mortgage Association, 7.00% .......        57,007           10/15/2025                  54,940
Government National Mortgage Association, 6.50% .......       812,994           11/15/2028                 761,678
Government National Mortgage Association, 7.00% .......       147,986           11/15/2028                 142,343
Government National Mortgage Association, 7.00% .......       247,700            6/15/2029                 238,179
Government National Mortgage Association TBA, 7.00% ...       925,000            5/22/2030                 889,443
Government National Mortgage Association TBA, 7.50% ...       250,000            5/22/2030                 245,860
Government National Mortgage Association TBA, 8.00% ...     1,450,000            6/22/2030               1,450,000
                                                                                                       -----------
                                                                                                        11,013,950
                                                                                                       -----------
YANKEE 2.8%
British Sky Broadcasting Group Inc. Note, 6.875% ......        75,000            2/23/2009                  66,382
Province of Quebec Deb., 7.50% ........................       125,000            9/15/2029                 122,231
Republic of Greece, 6.95% .............................       375,000            3/04/2008                 361,894
Vodafone AirTouch PLC, 7.75%+ .........................       100,000            2/15/2010                 100,506
Vodafone AirTouch PLC, 7.875%+ ........................       125,000            2/15/2030                 122,404
Woodside Finance Ltd. Note, 6.60%+ ....................       125,000            4/15/2008                 115,032
                                                                                                       -----------
                                                                                                           888,449
                                                                                                       -----------
FOREIGN GOVERNMENT 2.7%
                                                         Greek Drachma
Republic of Greece, 8.80% .............................    163,100,000           6/19/2007                 507,765
                                                    New Zealand Dollar
Government of New Zealand, 8.00% ......................       175,000            4/15/2004                  87,778
Government of New Zealand, 8.00% ......................       525,000           11/15/2006                 267,710
                                                                                                       -----------
                                                                                                           863,253
                                                                                                       -----------
FINANCE/MORTGAGE 14.2%
Arcadia Automobile Trust 97-B A5, 6.70% ...............       125,000            2/15/2005                 124,852
Arcadia Automobile Trust 97-C A5, 6.55% ...............       125,000            6/15/2005                 123,714
AT&T Capital Corp. Note, 6.875% .......................       125,000            1/16/2001                 124,696
Capital One Bank Note, 6.62% ..........................       250,000            8/04/2003                 238,950
Chase Commercial Mortgage Securities Corp. 1997-1
  Cl. A1, 7.27% .......................................       100,467            7/19/2004                  99,556
Commercial Credit Group Inc. Sr. Note, 5.55% ..........       250,000            2/15/2001                 246,835
Conseco Inc. Note, 9.00% ..............................       175,000           10/15/2006                 115,500
Countrywide Funding Corp. Note, 6.58% .................       200,000            9/21/2001                 197,216
Countrywide Funding Corp. Note, 6.28% .................       200,000            1/15/2003                 193,156
DLJ Commercial Mortgage Corp. 98-C2, 6.24% ............        75,000           11/12/2031                  68,320
DLJ Commercial Mortgage Corp. 98-C2 Cl. A1-A, 5.88% ...       173,653           11/12/2031                 162,447
DLJ Commercial Mortgage Corp. 99-C1, 6.46% ............       250,000            1/10/2009                 231,016
Finova Capital Corp., 6.12% ...........................       250,000            5/28/2002                 242,330
Florida Windstorm Underwriting Sr. Sec. Note, 7.125%+ .       125,000            2/25/2019                 117,230
Ford Motor Credit Co., 7.375% .........................       275,000           10/28/2009                 265,820
Ford Motor Credit Co. Note, 7.50% .....................       200,000            3/15/2005                 197,462
GE Global Insurance Holding Corp. Note, 7.00% .........       275,000            2/15/2026                 248,988
General Motors Acceptance Corp., 6.40% ................       125,000            9/21/2001                 122,888
GMAC Commercial Mortgage Security Inc. 97-C2- A, 6.45%        105,951           12/15/2004                 101,084
GMAC Commercial Mortgage Security Inc. 98-C1 A1, 6.41%        142,529           11/15/2007                 136,360
GMAC Commercial Mortgage Security Inc. 99-C1 A2, 6.175%       150,000            5/15/2033                 135,750
Heller Financial Inc. Note, 6.44% .....................        75,000           10/06/2002                  72,962
Household Finance Co. Sr. Note, 6.75% .................       125,000            6/01/2000                 124,979
Household Finance Corp., 7.875% .......................       100,000            3/01/2007                  98,966
LB Commercial Conduit Mortgage Trust 97-LL1-A1, 6.79% .       235,134            6/12/2004                 231,313
LB Commercial Conduit Mortgage Trust 98-C1 A1, 6.33% ..       103,218           11/18/2004                  99,605
LB Commercial Conduit Mortgage Trust 98-C4 Cl. A1,
  5.87% ...............................................       115,183            8/15/2006                 107,876
LB Commercial Conduit Mortgage Trust 98-C4 Cl. A1,
  6.21% ...............................................        60,000           10/15/2008                  54,656
MBNA Master Credit Card Trust Series 1999-J-A, 7.00% ..       100,000            2/15/2012                  98,001
Morgan Stanley Capital Inc. 98- A1, 6.19% .............        48,208            1/15/2007                  46,076
Prime Credit Card Master Trust Series 1995-1A, 6.75% ..       125,000           11/15/2005                 123,281
                                                                                                       -----------
                                                                                                         4,551,885
                                                                                                       -----------
CORPORATE 12.1%
Albertsons Inc. Sr. Deb., 7.45% .......................       125,000            8/01/2029                 113,868
Arizona Public Service Co. Note, 6.25% ................       250,000            1/15/2005                 230,402
AT&T Corp. Note, 6.50% ................................       325,000            3/15/2029                 274,157
Atlantic Richfield Co. Note, 5.90% ....................       175,000            4/15/2009                 156,124
Bell Atlantic Financial Services Inc., 7.60% ..........       175,000            3/15/2007                 172,690
California Infrastructure Development Series
  1997-A7, 6.42% ......................................       125,000            9/25/2008                 119,493
CK Witco Corp. Sr. Note, 8.50%+ .......................        50,000            3/15/2005                  49,871
Coca-Cola Enterprises Inc. Deb., 6.75% ................        50,000            9/15/2028                  43,291
Columbia/HCA Healthcare Corp. Note, 8.12% .............       125,000            8/04/2003                 119,950
Columbia/HCA Healthcare Corp. Note, 6.87% .............       150,000            9/15/2003                 139,875
Columbia/HCA Healthcare Corp. Note, 7.69% .............       125,000            6/15/2025                 101,875
Columbia/HCA Healthcare Corp. Note, 7.75% .............       125,000            7/15/2036                 106,562
Conseco Inc., 8.75% ...................................       225,000            2/09/2004                 148,500
Dynergy Inc. Sr. Note, 6.875% .........................       250,000            7/15/2002                 244,337
Edison Mission Energy Funding Corp. Series A Note,
  6.77%+ ..............................................       100,874            9/15/2003                  98,445
El Paso Energy Corp. Sr. Note, 6.625% .................       250,000            7/15/2001                 246,982
Lockheed Martin Corp. Note, 7.95% .....................       125,000           12/01/2005                 122,445
Lucent Technologies Inc. Deb., 6.45% ..................       225,000            3/15/2029                 194,647
News America Holdings Inc. Deb., 7.375% ...............        50,000           10/17/2008                  46,964
News America Inc. Sr. Deb., 7.125% ....................       125,000            4/08/2028                 106,050
Norfolk Southern Corp. Note, 7.35% ....................       125,000            5/15/2007                 119,061
NRG Energy Inc. Note, 8.00% ...........................       125,000           11/01/2003                 125,473
Pepsi Bottling Holdings Inc. Note, 5.625%+ ............       250,000            2/17/2009                 219,892
Raytheon Co. Note, 8.30%+ .............................       200,000            3/01/2010                 195,108
Service Master Co. Note, 8.45% ........................       125,000            4/15/2005                 123,228
United Technologies Corp. Deb., 7.50% .................       125,000            9/15/2029                 121,243
Wal-Mart Stores, Inc. Note, 7.55% .....................       125,000            2/15/2030                 125,541
                                                                                                       -----------
                                                                                                         3,866,074
                                                                                                       -----------
Total Fixed Income Securities (Cost $25,467,120) .........................................              24,532,240
                                                                                                       -----------
COMMERCIAL PAPER 13.4%
American Express Credit Corp., 6.00% ..................    $  766,000            5/11/2000             $   766,000
Citicorp, 6.02% .......................................       920,000            5/08/2000                 920,000
Exxon Corp., 5.85% ....................................       824,000            5/01/2000                 824,000
General Electric Capital Corp., 6.01% .................       619,000            5/22/2000                 619,000
Norwest Financial Inc., 6.00% .........................     1,151,000            5/22/2000               1,151,000
                                                                                                       -----------
Total Commercial Paper (Cost $4,280,000) .................................................               4,280,000
                                                                                                       -----------

------------------------------------------------------------------------------------------------------------------
                                                             SHARES
------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 13.2%
State Street Navigator Securities Lending Prime
  Portfolio ...........................................     4,200,110                                    4,200,110
                                                                                                       -----------
Total Short-Term Investments (Cost $4,200,110) ...........................................               4,200,110
                                                                                                       -----------
Total Investments (Cost $39,267,932) - 125.3% ............................................              40,006,778
Cash and Other Assets, Less Liabilities - (25.3%) ........................................              (8,077,088)
                                                                                                       -----------
Net Assets - 100.0% .......................................................................            $31,929,690
                                                                                                       ===========

Federal Income Tax Information:
At April 30, 2000, the net unrealized appreciation of investments based on cost for
  Federal income tax purposes of $39,402,907 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess
  of value over tax cost ................................................................              $ 2,034,505
Aggregate gross unrealized depreciation for all investments in which there is an excess
  of tax cost over value ................................................................               (1,430,634)
                                                                                                       -----------
                                                                                                       $   603,871
                                                                                                       ===========

------------------------------------------------------------------------------------------------------------------
*   Nonincome-producing securities.

+   Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at April 30, 2000 were $1,072,942 and $1,018,488 (3.19% of net assets), respectively.

ADR Stands for American Depositary Receipt, representing ownership of foreign securities.

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.

Futures contracts open at April 30, 2000, are as follows:

                                                                     EXPIRATION              UNREALIZED
    TYPE                                  NOTIONAL AMOUNT              MONTH                APPRECIATION
--------------------------------------------------------------------------------------------------------
10 year U.S. Treasury Notes                  $1,200,000              June, 2000                $6,010

Forward currency exchange contracts outstanding at April 30, 2000, are as follows:
                                                                                       UNREALIZED
                                                                         CONTRACT     APPRECIATION     DELIVERY
                                                       TOTAL VALUE         PRICE      (DEPRECIATION)     DATE
-----------------------------------------------------------------------------------------------------------------
Sell Euro, Buy U.S. dollars                            102,500 EUR     .99120 EUR        $ 8,279       5/18/00
Sell Greek drachma, Buy U.S. dollars                32,270,000 GRD     .00286 GRD          5,133       5/09/00
Sell Greek drachma, Buy U.S. dollars                49,466,000 GRD     .00294 GRD         11,768       5/18/00
Buy New Zealand dollars, Sell U.S. dollars              25,000 NZD     .48837 NZD            (70)      5/18/00
Buy New Zealand dollars, Sell U.S. dollars             128,000 NZD     .49612 NZD         (1,348)      5/18/00
Sell New Zealand dollars, Buy U.S. dollars             304,000 NZD     .49023 NZD          1,411       5/18/00
Sell New Zealand dollars, Buy U.S. dollars             140,000 NZD     .49000 NZD            617       5/18/00
Sell New Zealand dollars, Buy U.S. dollars              40,000 NZD     .49538 NZD            392       5/18/00
Sell New Zealand dollars, Buy U.S. dollars             333,000 NZD     .49600 NZD          3,484       7/26/00
Sell New Zealand dollars, Buy U.S. dollars              50,000 NZD     .49535 NZD            491       7/26/00
                                                                                         -------
                                                                                         $30,157
                                                                                         =======

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)

ASSETS
Investments, at value (Cost $39,267,932) (Note 1) ...............   $40,006,778
Foreign currency, at value (Cost $915) ..........................           906
Cash ............................................................        74,165
Receivable for securities sold ..................................     1,541,036
Interest and dividends receivable ...............................       293,767
Receivable from Distributor (Note 3) ............................        57,156
Receivable for open forward contracts ...........................        31,575
Other assets ....................................................        95,295
                                                                    -----------
                                                                     42,100,678
LIABILITIES
Payable for securities purchased ................................     5,897,045
Payable for collateral received on securities loaned ............     4,200,110
Accrued management fee (Note 2) .................................        32,270
Accrued transfer agent and shareholder services (Note 2) ........        20,205
Payable for fund shares redeemed ................................         3,571
Accrued trustees" fees (Note 2) .................................         3,521
Payable for variation margin (Note 1) ...........................         1,858
Payable for open forward contracts ..............................         1,418
Other accrued expenses ..........................................        10,990
                                                                    -----------
                                                                     10,170,988
                                                                    -----------
NET ASSETS ......................................................   $31,929,690
                                                                    ===========
Net Assets consist of:
  Undistributed net investment income ...........................   $   371,596
  Unrealized appreciation of investments ........................       738,846
  Unrealized appreciation of futures contracts ..................         6,010
  Unrealized appreciation of forward contracts and foreign
    currency ....................................................        24,849
  Accumulated net realized gain .................................       525,567
  Paid-in capital ...............................................    30,262,822
                                                                    -----------
                                                                    $31,929,690
                                                                    ===========
Net Asset Value and redemption price per share of Class A
  shares ($533,275 / 52,193 shares) .............................        $10.22
                                                                         ======
Maximum Offering Price per share of Class A
  shares ($10.22 / .9425) .......................................        $10.84
                                                                         ======
Net Asset Value and offering price per share of
  Class B(1) shares ($504,809 / 49,535 shares)* .................        $10.19
                                                                         ======
Net Asset Value and offering price per share of
  Class B shares ($504,809 / 49,535 shares)* ....................        $10.19
                                                                         ======
Net Asset Value and offering price per share of
  Class C shares ($504,809 / 49,535 shares)* ....................        $10.19
                                                                         ======
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($29,881,988 / 2,923,641 shares) ..............................        $10.22
                                                                         ======
-------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended April 30, 2000 (Unaudited)

INVESTMENT INCOME
Interest (Note 1) ...............................................   $   902,396
Dividends, net of foreign taxes of $1,172 .......................        41,341
                                                                    -----------
                                                                        943,737
EXPENSES
Management fee (Note 2) .........................................        97,471
Custodian fee ...................................................        59,465
Registration fees ...............................................        27,174
Transfer agent and shareholder services (Note 2) ................        24,722
Audit fee .......................................................        14,154
Reports to shareholders .........................................         9,191
Trustees" fees (Note 2) .........................................         3,521
Service fee -- Class A (Note 5) .................................           633
Distribution and service fees -- Class B(1) (Note 5) ............         2,516
Distribution and service fees -- Class B (Note 5) ...............         2,516
Distribution and service fees -- Class C (Note 5) ...............         2,516
Legal fees ......................................................         1,991
Miscellaneous ...................................................         6,016
                                                                    -----------
                                                                        251,886
Expenses borne by the Distributor (Note 3) ......................       (97,308)
Fees paid indirectly (Note 2) ...................................          (500)
                                                                    -----------
                                                                        154,078
                                                                    -----------
Net investment income ...........................................       789,659
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN
  CURRENCY, FORWARD CONTRACTS AND FUTURES CONTRACTS
Net realized gain on investments (Notes 1 and 4) ................       755,141
Net realized loss on futures contracts (Note 1) .................       (19,252)
Net realized loss on forward contracts and foreign
  currency (Note 1) .............................................       (65,470)
                                                                    -----------
  Total net realized gain .......................................       670,419
                                                                    -----------
Net unrealized depreciation of investments ......................      (255,820)
Net unrealized appreciation of futures contracts ................         4,672
Net unrealized appreciation of forward contracts and foreign
  currency ......................................................        75,962
                                                                    -----------
  Total net unrealized depreciation .............................      (175,186)
                                                                    -----------
Net gain on investments, foreign currency, forward
  contracts and futures contracts ...............................       495,233
                                                                    -----------
Net increase in net assets resulting from operations ............   $ 1,284,892
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

-----------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------
                                                                                       SIX MONTHS ENDED
                                                                   YEAR ENDED           APRIL 30, 2000
                                                                OCTOBER 31, 1999          (UNAUDITED)
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .........................................    $ 1,463,692            $   789,659
Net realized gain (loss) on investments, foreign currency,
  forward contracts and futures contracts .....................       (143,033)               670,419
Net unrealized depreciation of investments, foreign
  currency, forward contracts and futures contracts ...........       (297,120)              (175,186)
                                                                   -----------            -----------
Net increase resulting from operations ........................      1,023,539              1,284,892
                                                                   -----------            -----------
Dividends from net investment income:
  Class A .....................................................         (4,941)               (12,728)
  Class B(1) ..................................................         (4,941)               (11,774)
  Class B .....................................................         (4,941)               (11,774)
  Class C .....................................................         (4,941)               (11,774)
  Class S .....................................................     (1,428,809)              (813,421)
                                                                   -----------            -----------
                                                                    (1,448,573)              (861,471)
                                                                   -----------            -----------
Distributions from net realized gains:
  Class A .....................................................           --                   (1,136)
  Class B(1) ..................................................           --                   (1,136)
  Class B .....................................................           --                   (1,136)
  Class C .....................................................           --                   (1,136)
  Class S .....................................................     (2,273,855)               (70,420)
                                                                   -----------            -----------
                                                                    (2,273,855)               (74,964)
                                                                   -----------            -----------

Net decrease from fund share transactions .....................       (249,691)            (1,706,277)
                                                                   -----------            -----------
Total decrease in net assets ..................................     (2,948,580)            (1,357,820)

NET ASSETS
Beginning of period ...........................................     36,236,090             33,287,510
                                                                   -----------            -----------

End of period (including undistributed net investment income
  of $443,408 and $371,596, respectively) .....................    $33,287,510            $31,929,690
                                                                   ===========            ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
April 30, 2000

NOTE 1

State Street Research Strategic Income Plus Fund, (the "Fund"), is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of six separate funds: State Street Research Strategic Income Plus Fund, State Street Research Government Income Fund, State Street Research Strategic Portfolios: Aggressive, State Street Research IntelliQuant Portfolios: Small-Cap Value, State Street Research Health Sciences Fund and State Street Research International Equity Fund.

The investment objective of the Fund is to provide, primarily, a high level of current income and, secondarily, long-term growth of capital, consistent with the preservation of capital and reasonable investment risk.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and an annual service fee of 0.25% of average daily net assets. Class B shares are being offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B(1) and Class B pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction exchange rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At April 30, 2000, the value of the securities loaned and the value of collateral were $4,081,369 and $4,200,110, respectively. During the six months ended April 30, 2000, income from securities lending amounted to $10,113 and is included in interest income.

I. FUTURES CONTRACTS
The Fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.60% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended April 30, 2000, the fees pursuant to such agreement amounted to $97,471.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of MetLife, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended April 30, 2000, the amount of such expenses was $22,478.

The fees of the Trustees not currently affiliated with the Adviser amounted to $3,521 during the six months ended April 30, 2000.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended April 30, 2000, the Fund's transfer agent fees were reduced by $500 under this agreement.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended April 30, 2000, the amount of such expenses assumed by the Distributor and its affiliates was $97,308.

NOTE 4

For the six months ended April 30, 2000, purchases and sales of securities, exclusive of short-term obligations, aggregated $28,895,759 and $31,033,411 (including $21,244,968 and $16,853,449 of U.S. Government obligations), respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended April 30, 2000, fees pursuant to such plans amounted to $633, $2,516, $2,516 and $2,516 for Class A, Class B(1), Class B and Class C, respectively.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At April 30, 2000, MetLife owned 49,520 shares of each of Class A, Class B(1), Class B and Class C and 2,360,339 Class S shares of the Fund.

These transactions break down by share class as follows:

                                                                               SIX MONTHS ENDED
                                                 YEAR ENDED                     APRIL 30, 2000
                                              OCTOBER 31, 1999                    (UNAUDITED)
                                        -----------------------------  -------------------------------
CLASS A                                    SHARES*         AMOUNT*          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................        49,422      $    500,141          2,655       $    27,125
Issued upon reinvestment of:
  Dividend from net investment income            --                --              3                30
  Distribution from net realized
    gains ...........................            --                --            113             1,136
                                           --------      ------------       --------       -----------
Net increase ........................        49,422      $    500,141          2,771       $    28,291
                                           ========      ============       ========       ===========

CLASS B(1)                                 SHARES*         AMOUNT*          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................        49,422      $    500,150             --                --
Issued upon reinvestment of
  distribution from net realized
  gains .............................            --                --            113             1,136
                                           --------      ------------       --------       -----------
Net increase ........................        49,422      $    500,150            113       $     1,136
                                           ========      ============       ========       ===========

CLASS B                                    SHARES*         AMOUNT*          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................        49,422      $    500,150             --                --
Issued upon reinvestment of
  distribution from net realized
  gains .............................            --                --            113             1,136
                                           --------      ------------       --------       -----------
Net increase.........................        49,422      $    500,150            113       $     1,136
                                           ========      ============       ========       ===========

CLASS C                                    SHARES*         AMOUNT*          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................        49,422      $    500,150             --                --
Issued upon reinvestment of
  distribution from net realized
  gains .............................            --                --            113             1,136
                                           --------      ------------       --------       -----------
Net increase.........................        49,422      $    500,150            113       $     1,136
                                           ========      ============       ========       ===========

CLASS S                                    SHARES           AMOUNT          SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold .........................       203,903      $  2,109,092         43,755       $   447,189
Issued upon reinvestment of:
  Dividends from net investment
    income ..........................        30,849           315,412         17,447           177,044
  Distributions from net realized
    gains ...........................       213,806         2,197,784          7,007            70,420
Shares redeemed .....................      (672,928)       (6,872,570)      (239,250)       (2,432,629)
                                           --------      ------------       --------       -----------
Net decrease ........................      (224,370)     $ (2,250,282)      (171,041)      $(1,737,976)
                                           ========      ============       ========       ===========

------------------------------------------------------------------------------------------------------
* September 30, 1999 (commencement of share class) to October 31, 1999.

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                     CLASS A
                                 --------------------------------------------------------------------------------------------------
                                      YEARS ENDED OCTOBER 31                                                       SIX MONTHS ENDED
                                 -------------------------------    NOVEMBER 1, 1996         PERIOD ENDED           APRIL 30, 2000
                                   1995(a)          1996(a)       TO MARCH 27, 1997(a)   OCTOBER 31, 1999(a)(e)     (UNAUDITED)(a)
-------------------------------------------------------------------------------------  --------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                       9.56             10.56                11.03                  10.12                 10.11
                                   ----              ----                 ----                   ----                  ----
  Net investment income ($)*       0.47              0.42                 0.21                   0.04                  0.24
  Net realized and unrealized
    gain on investments
    foreign currency and
    forward contracts ($)          1.00              0.66                 0.08                   0.05                  0.15
                                   ----              ----                 ----                   ----                  ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                   1.47              1.08                 0.29                   0.09                  0.39
                                   ----              ----                 ----                   ----                  ----
  Dividends from net
    investment income             (0.47)            (0.36)               (0.19)                 (0.10)                (0.26)
  Distribution from capital
    gains                            --             (0.25)               (0.55)                    --                 (0.02)
                                   ----              ----                 ----                   ----                  ----
TOTAL DISTRIBUTIONS ($)           (0.47)            (0.61)               (0.74)                 (0.10)                (0.28)
                                   ----              ----                 ----                   ----                  ----
NET ASSET VALUE, END OF
  PERIOD                          10.56             11.03                10.58                  10.11                 10.22
                                  =====             =====                =====                  =====                 =====
Total return (%)(b)               15.84             10.55                 2.67 (c)               0.89 (c)              3.88 (c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
  ($ thousands)                  27,637               552                   --                    499                   533
Expense ratio (%)*                 1.15              1.15                 1.15 (d)               1.15 (d)              1.15 (d)
Expense ratio after expense
  reductions (%)*                  1.15              1.15                 1.15 (d)               1.15 (d)              1.15 (d)
Ratio of net investment
  income to average net
  assets (%)*                      4.74              4.35                 4.18 (d)               4.01 (d)              4.66 (d)
Portfolio turnover rate (%)      132.50            126.41               117.66                 209.77                 90.60
* Reflects voluntary reduction
  of expenses per share of
  these amounts (Note 3) ($)       0.05              0.07                 0.03                   0.00                  0.03

                                                                                                           CLASS B(1)
                                                                                               -----------------------------------
                                                                                                  PERIOD ENDED    SIX MONTHS ENDED
                                                                                               OCTOBER 31,         APRIL 30, 2000
                                                                                                   1999(a)(e)      (UNAUDITED)(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                            10.12              10.10
                                                                                                    -----              -----
  Net investment income ($)*                                                                         0.03               0.20
  Net realized and unrealized gain on investments, foreign currency, forward contracts
    and futures contracts ($)                                                                        0.05               0.15
                                                                                                    -----              -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                                                 0.08               0.35
                                                                                                    -----              -----
  Dividends from net investment income ($)                                                          (0.10)             (0.24)
  Distribution from capital gains ($)                                                                --                (0.02)
                                                                                                    -----              -----
TOTAL DISTRIBUTIONS ($)                                                                             (0.10)             (0.26)
                                                                                                    -----              -----
NET ASSET VALUE, END OF PERIOD ($)                                                                  10.10              10.19
                                                                                                    =====              =====
Total return (%)(b)                                                                                  0.79(c)            3.49(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                                             499                505
Expense ratio (%)*                                                                                   1.90(d)            1.90(d)
Expense ratio after expense reductions (%)*                                                          1.90(d)            1.90(d)
Ratio of investment income to average net assets (%)*                                                3.26(d)            3.91(d)
Portfolio turnover rate (%)                                                                        209.77              90.60

* Reflects voluntary reduction of expenses per share of these amounts (Note 3) ($)                   0.00               0.03

----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced the fund's expenses.
(c) Not annualized.
(d) Annualized.
(e) September 30, 1999 (commencement of share class) to October 31, 1999.

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             CLASS B
                                                                                                 ---------------------------------
                                                                                                  PERIOD ENDED    SIX MONTHS ENDED
                                                                                                   OCTOBER 31,     APRIL 30, 2000
                                                                                                   1999(a)(e)      (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                            10.12              10.10
                                                                                                    -----              -----
  Net investment income ($)*                                                                         0.03               0.20
  Net realized and unrealized gain on investments, foreign currency, forward contracts
    and futures contracts ($)                                                                        0.05               0.15
                                                                                                    -----              -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                                                 0.08               0.35
                                                                                                    -----              -----
  Dividends from net investment income ($)                                                          (0.10)             (0.24)
  Distribution from capital gains ($)                                                                --                (0.02)
                                                                                                    -----              -----
TOTAL DISTRIBUTIONS ($)                                                                             (0.10)             (0.26)
                                                                                                    -----              -----
NET ASSET VALUE, END OF PERIOD ($)                                                                  10.10              10.19
                                                                                                    =====              =====
Total return (%)(b)                                                                                  0.79(c)            3.49(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                                             499                505
Expense ratio (%)*                                                                                   1.90(d)            1.90(d)
Expense ratio after expense reductions (%)*                                                          1.90(d)            1.90(d)
Ratio of investment income to average net assets (%)*                                                3.26(d)            3.91(d)
Portfolio turnover rate (%)                                                                        209.77              90.60
* Reflects voluntary reduction of expenses per share of these amounts (Note 3) ($)                   0.00               0.03

                                                                                                             CLASS C
                                                                                               -----------------------------------
                                                                                                  PERIOD ENDED    SIX MONTHS ENDED
                                                                                               OCTOBER 31,         APRIL 30, 2000
                                                                                                   1999(a)(e)      (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                            10.12              10.10
                                                                                                    -----              -----
  Net investment income ($)*                                                                         0.03               0.20
  Net realized and unrealized gain on investments, foreign currency, forward contracts
    and futures contracts ($)                                                                        0.05               0.15
                                                                                                    -----              -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                                                 0.08               0.35
                                                                                                    -----              -----
  Dividends from net investment income ($)                                                          (0.10)             (0.24)
  Distribution from capital gains ($)                                                                --                (0.02)
                                                                                                    -----              -----
TOTAL DISTRIBUTIONS ($)                                                                             (0.10)             (0.26)
                                                                                                    -----              -----
NET ASSET VALUE, END OF PERIOD ($)                                                                  10.10              10.19
                                                                                                    =====              =====
Total return (%)(b)                                                                                  0.79(c)            3.49(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                                             499                505
Expense ratio (%)*                                                                                   1.90(d)            1.90(d)
Expense ratio after expense reductions (%)*                                                          1.90(d)            1.90(d)
Ratio of investment income to average net assets (%)*                                                3.26(d)            3.91(d)
Portfolio turnover rate (%)                                                                        209.77              90.60
* Reflects voluntary reduction of expenses per share of these amounts (Note 3) ($)                   0.00               0.03

---------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced the fund's expenses.
(c) Not annualized.
(d) Annualized.
(e) September 30, 1999 (commencement of share class) to October 31, 1999.

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-------------------------------------------------------------------------------------------------------------------------------
                                                                          CLASS S
                             --------------------------------------------------------------------------------------------------
                                                       YEARS ENDED OCTOBER 31                                  SIX MONTHS ENDED
                             ---------------------------------------------------------------------------        APRIL 30, 2000
                               1995(a)           1996(a)           1997(a)          1998(a)         1999(a)      (UNAUDITED)(a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)       9.56             10.56             10.93            11.32           10.92             10.11
                               -----             -----             -----            -----           -----             -----
  Net investment income ($)*    0.52              0.50              0.49             0.47            0.43              0.25
  Net realized and
    unrealized gain (loss)
    on investments, foreign
    currency, forward
    contracts and futures
    contracts ($)               0.97              0.60              0.95             0.42           (0.12)             0.15
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                1.49              1.10              1.44             0.89            0.31              0.40
                               -----             -----             -----            -----           -----             -----
  Dividends from net
    investment income ($)      (0.49)            (0.48)            (0.50)           (0.50)          (0.43)            (0.27)
  Distribution from
    capital gains ($)             --             (0.25)            (0.55)           (0.79)          (0.69)            (0.02)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (0.49)            (0.73)            (1.05)           (1.29)          (1.12)            (0.29)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                   10.56             10.93             11.32            10.92           10.11             10.22
                               =====             =====             =====            =====           =====             =====
Total return (%)(b)            16.11             10.82             14.11             8.60            2.84              4.02 (c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)         1,433            33,236            38,501           36,236          31,291            29,882
Expense ratio (%)*              0.90              0.90              0.90             0.90            0.90              0.90 (d)
Expense ratio after
  expense reductions (%)*       0.90              0.90              0.90             0.90            0.90              0.90 (d)
Ratio of investment
  income to average net
  assets (%)*                   4.91              4.50              4.47             4.35            4.07              4.91 (d)
Portfolio turnover rate (%)   132.50            126.41            117.66           186.03          209.77             90.60
* Reflects voluntary
  reduction of expenses
  per share of these
  amounts (Note 3) ($)          0.05              0.06              0.05             0.04            0.04              0.03

-----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced the fund's expenses.
(c) Not annualized.
(d) Annualized.
(e) September 30, 1999 (commencement of share class) to October 31, 1999.

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

-----------------------------------------------------------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------

A   Special Meeting of Shareholders of the State Street Research Strategic Income Plus Fund ("Fund"), a series of State
Street Research Financial Trust, was convened on February 25, 2000 ("Meeting"). The results of the Meeting are set forth below.

                                                                                                      VOTES (THOUSANDS OF SHARES)
                                                                                             --------------------------------------
ACTION ON PROPOSAL                                                                              FOR          AGAINST        ABSTAIN
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that
may be expended for the distribution of Class A shares ...................................      49.4           0.0           0.0

CLASS B SHARES
The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that
may be expended for the distribution of Class A shares ...................................      49.4           0.0           0.0

CLASS B(1) SHARES
The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that
may be expended for the distribution of Class A shares ...................................      49.4           0.0           0.0

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND

-----------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH FINANCIAL TRUST
-----------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      GERARD P. MAUS                         GERARD P. MAUS
STRATEGIC INCOME PLUS FUND                 Chairman of the Board,                 Chief Financial Officer,
One Financial Center                       President, Chief Executive             Chief Administrative
Boston, MA 02111                           Officer and Treasurer                  Officer, Director and
                                                                                  Interim Chief Operating Officer,
INVESTMENT ADVISER                         PETER C. BENNETT                       State Street Research &
State Street Research &                    Vice President                         Management Company
Management Company
One Financial Center                       JOHN R. BORZILLERI                     BRUCE R. BOND
Boston, MA 02111                           Vice President                         Former Chairman of the Board,
                                                                                  Chief Executive Officer and
DISTRIBUTOR                                BRUCE A. EBEL                          President, PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.                                                         STEVE A. GARBAN
One Financial Center                       JOHN H. KALLIS                         Former Senior Vice President
Boston, MA 02111                           Vice President                         for Finance and Operations and
                                                                                  Treasurer, The Pennsylvania
SHAREHOLDER SERVICES                       THOMAS P. MOORE, JR.                   State University
State Street Research                      Vice President
Service Center                                                                    DEAN O. MORTON
P.O. Box 8408                              E.K. EASTON RAGSDALE, JR.              Former Executive Vice President,
Boston, MA 02266-8408                      Vice President                         Chief Operating Officer and
1-87-SSR-FUNDS (toll-free)                                                        Director, Hewlett-Packard
                                           THOMAS A. SHIVELY                      Company
CUSTODIAN                                  Vice President
State Street Bank and                                                             SUSAN M. PHILLIPS
Trust Company                              JAMES M. WEISS                         Dean, School of Business and
225 Franklin Street                        Vice President                         Public Management, George
Boston, MA 02110                                                                  Washington University; former
                                           KENNARD P. WOODWORTH                   Member of the Board of Governors
LEGAL COUNSEL                              Vice President                         of the Federal Reserve System and
Goodwin, Procter & Hoar LLP                                                       Chairman and Commissioner of
Exchange Place                             JOSEPH W. CANAVAN                      the Commodity Futures Trading
Boston, MA 02109                           Assistant Treasurer                    Commission

                                           DOUGLAS A. ROMICH                      TOBY ROSENBLATT
                                           Assistant Treasurer                    President, Founders Investments Ltd.
                                                                                  President, The Glen Ellen Company
                                           FRANCIS J. MCNAMARA, III
                                           Secretary and General Counsel          MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                           DARMAN A. WING                         Management, Sloan School of
                                           Assistant Secretary and                Management, Massachusetts
                                           Assistant General Counsel              Institute of Technology

                                           AMY L. SIMMONS
                                           Assistant Secretary

STATE STREET RESEARCH STRATEGIC INCOME PLUS FUND
One Financial Center
Boston, MA 02111





QUESTIONS? COMMENTS?

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

CALL us toll free at 1-87-SSR-FUNDS (1-877-773-8637 or [hearing impaired 1-800-676-7876]
    [Chinese and Spanish-speaking 1-888-638-3193]
WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

[LOGO] STATE STREET RESEARCH

(C)2000 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Strategic Portfolios: Aggresive prospectus.

When used after June 30, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: (exp 0601) SSR-LD                                 STP-1943-0500

                        --------------------------------
                              STATE STREET RESEARCH
                        --------------------------------
                        STRATEGIC PORTFOLIOS: AGGRESSIVE
                        --------------------------------

                        SEMIANNUAL REPORT

                        April 30, 2000


                        ---------------------
                             WHAT'S INSIDE
                        ---------------------


                        INVESTMENT UPDATE
                        About the fund,
                        economy and markets


                        FUND INFORMATION

                        Facts and figures


                        PLUS, COMPLETE PORTFOLIO HOLDINGS
                        AND FINANCIAL STATEMENTS

                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
[logo] STATE STREET RESEARCH                                     in
                                                               Service

INVESTMENT ENVIRONMENT

THE ECONOMY
o The U.S. economy grew by an annualized rate of 7.3% in the fourth quarter of 1999, as measured by gross domestic product (GDP). Growth slowed to 5.4% in the first quarter of 2000, but remains strong enough to raise concerns about inflation.
o Inflation appears to be heating up. Core consumer inflation -- figured without the impact of energy, food and tobacco -- advanced to 3.7% in March before falling back to 3.0% in April.
o In an effort to dampen economic growth, the Federal Reserve Board raised short-term interest rates three times during the period. The federal funds rate closed out the first quarter at 6.0%, up from 5.25% six months ago.

THE MARKETS
o The S&P 500 ended 1999 up 21.03%(1). However, interest rate increases and soaring valuations became more than the stock market could bear. By the end of April, the S&P 500 was down 0.79%.
o After losing ground early in the six-month period, bonds strengthened during the first quarter of 2000 as the yield on 30-year Treasury bonds fell below 6.0% for the first time in more than a year.

THE FUND

OVER THE PAST SIX MONTHS
o Class S shares of State Street Research Strategic Portfolios: Aggressive Class S shares returned 14.49% for the 6-month period ended April 30, 2000. That was higher than the 7.18% return on the S&P 500 for the same period.
o The fund's investments in stocks, which represented approximately 71% of the portfolio, helped performance. In particular, stocks of large-cap growth, small-cap growth and international companies did well.
o The fund's investment in bonds tracked the performance of the Lehman Brothers Aggregate Bond Index. The return on high-grade and international bonds helped offset a loss in the fund's investments in high-yield bonds.

CURRENT STRATEGY
o The fund is positioned to anticipate a more moderate pace of economic growth in the U.S. and continued economic recovery outside the U.S. The manager looks for both economic and corporate profit growth in the U.S. to slow in response to rising interest rates.
o Although interest rates are expected to continue to rise, the manager believes the rate of return on long-term bonds remains attractive.

April 30, 2000

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.
(2) The Lehman Brothers Aggregate Bond Index is a commonly used index of bond market performance. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.
(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.
(4) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED, AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 2000, except where noted)
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDED 3/31/00(2)(3)
---------------------------------------------------------------------------
                                        LIFE OF FUND
                                       (since 5/16/94)            1 YEAR
---------------------------------------------------------------------------
Class S                                    16.28%                  24.30%
---------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(2)(3)
---------------------------------------------------------------------------
                                        LIFE OF FUND
                                       (since 5/16/94)            1 YEAR
---------------------------------------------------------------------------
Class S                                    15.06%                  13.58%
---------------------------------------------------------------------------

ASSET ALLOCATION
(by percentage of net assets)

               Equities                           71%
               Bonds                              21%
               Cash                                8%

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

-----------------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
April 30, 2000 (Unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE
                                                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES 70.5%
AUTOMOBILES & TRANSPORTATION 0.6%
AUTOMOTIVE PARTS 0.4%
Delphi Automotive Systems Corp. ..............................................        6,100          $    116,662
Gentex Corp.* ................................................................        4,000               129,000
                                                                                                     ------------
                                                                                                          245,662
                                                                                                     ------------
TRUCKERS 0.2%
CNF Transportation Inc. ......................................................        4,000               111,750
                                                                                                     ------------
Total Automobiles & Transportation ...........................................                            357,412
                                                                                                     ------------
CONSUMER DISCRETIONARY 9.6%
ADVERTISING AGENCIES 2.0%
Lifeminders.com, Inc.* .......................................................        4,300               190,813
Mediaplex Inc. ...............................................................        1,500                76,875
Omnicom Group Inc. ...........................................................        3,300               300,506
Valassis Communications Inc.* ................................................       14,200               483,687
Young & Rubicam Inc.* ........................................................        3,600               200,475
                                                                                                     ------------
                                                                                                        1,252,356
                                                                                                     ------------
CASINOS/GAMBLING, HOTEL/MOTEL 1.2%
GTECH Holdings Corp.* ........................................................        6,500               134,875
Harrah's Entertainment Inc.* .................................................       16,165               332,393
International Game Technology Inc.* ..........................................       10,892               265,492
Motels of America Inc.*+ .....................................................          175                    44
                                                                                                     ------------
                                                                                                          732,804
                                                                                                     ------------
COMMERCIAL SERVICES 1.7%
A.C. Nielsen Corp.* ..........................................................       16,900               389,756
America Online Inc.* .........................................................        5,000               299,063
Copart Inc.* .................................................................        8,600               148,350
Hotel Reservations Network Inc. Cl. A* .......................................        3,000                59,625
QRS Corp.* ...................................................................        4,400               145,200
                                                                                                     ------------
                                                                                                        1,041,994
                                                                                                     ------------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 1.8%
AMFM Inc.* ...................................................................        1,800               119,475
CBS Corp.* ...................................................................        8,300               487,625
TiVo Inc.* ...................................................................        2,800                50,050
U.S.A. Networks Inc.* ........................................................        7,400               170,200
Wink Communications, Inc.* ...................................................        3,400                67,150
World Wrestling Federation Entertainment Inc. Cl. A* .........................       11,100               189,393
                                                                                                     ------------
                                                                                                        1,083,893
                                                                                                     ------------
CONSUMER SERVICES 0.2%
DeVry Inc.* ..................................................................        5,100               121,444
                                                                                                     ------------
PRINTING & PUBLISHING 0.8%
Hollinger International, Inc. Cl. A ..........................................       39,600               499,950
                                                                                                     ------------
RESTAURANTS 0.1%
Darden Restaurants Inc. ......................................................        4,700                86,656
                                                                                                     ------------
RETAIL 1.7%
Circuit City Stores Inc. .....................................................        6,000               352,875
Federated Department Stores Inc.* ............................................        4,200               142,800
Home Depot Inc.* .............................................................        3,900               218,644
Ticketmaster Online City Search, Inc. Cl. B* .................................        5,500               110,000
TJX Companies, Inc. ..........................................................        3,400                65,238
Wal-Mart Stores, Inc.* .......................................................        2,500               138,437
                                                                                                     ------------
                                                                                                        1,027,994
                                                                                                     ------------
TOYS 0.1%
Mattel Inc. ..................................................................        6,200                75,950
                                                                                                     ------------
Total Consumer Discretionary .................................................                          5,923,041
                                                                                                     ------------
CONSUMER STAPLES 1.8%
BEVERAGES 0.3%
Anheuser-Busch Companies, Inc.* ..............................................        2,800               197,575
                                                                                                     ------------
DRUG & GROCERY STORE CHAINS 0.7%
CVS Corp. ....................................................................        5,000               217,500
Duane Reade Inc.* ............................................................        4,300               129,000
Hannaford Brothers Co.* ......................................................        1,185                85,765
                                                                                                     ------------
                                                                                                          432,265
                                                                                                     ------------
HOUSEHOLD PRODUCTS 0.7%
Colgate-Palmolive Co. ........................................................        5,700               325,612
Dial Corp.* ..................................................................        6,420                89,479
                                                                                                     ------------
                                                                                                          415,091
                                                                                                     ------------
TOBACCO 0.1%
UST Inc.* ....................................................................        5,700                85,500
                                                                                                     ------------
Total Consumer Staples .......................................................                          1,130,431
                                                                                                     ------------
FINANCIAL SERVICES 6.9%
BANKS & SAVINGS & LOAN 1.5%
BankNorth Group Inc. .........................................................        2,500                59,688
Chase Manhattan Corp.* .......................................................        2,600               187,362
Golden West Financial Corp.* .................................................        3,900               133,087
Hudson City Bancorp Inc. .....................................................        6,400                95,200
Hudson United Bancorp Inc. ...................................................        1,900                42,869
Mercantile Bankshares Corp.* .................................................        1,900                54,150
North Fork BanCorp., Inc.* ...................................................        3,400                55,038
Peoples Heritage Financial Group* ............................................       21,100               275,619
                                                                                                     ------------
                                                                                                          903,013
                                                                                                     ------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 1.0%
First Data Corp. .............................................................        9,400               457,663
Profit Recovery Group International Inc.* ....................................        9,350               164,209
                                                                                                     ------------
                                                                                                          621,872
                                                                                                     ------------
INSURANCE 2.3%
Ace Ltd.* ....................................................................       18,100               433,269
American International Group Inc.* ...........................................        2,587               283,762
Partnerre Ltd.* ..............................................................        2,100                77,175
Saint Paul Companies, Inc.* ..................................................        8,300               295,687
XL Capital Ltd. Cl. A* .......................................................        6,250               297,656
                                                                                                     ------------
                                                                                                        1,387,549
                                                                                                     ------------
MISCELLANEOUS FINANCIAL 2.1%
Ambac Financial Group, Inc.* .................................................        9,300               446,400
Citigroup, Inc.* .............................................................        6,350               377,428
Metris Companies Inc. ........................................................        2,200                82,500
Morgan Stanley Dean Witter & Co. .............................................        4,200               322,350
S1 Corp. .....................................................................        1,200                65,175
                                                                                                     ------------
                                                                                                        1,293,853
                                                                                                     ------------
SECURITIES BROKERAGE & SERVICES 0.0%
Bear Stearns Company Inc.* ...................................................          438                18,779
                                                                                                     ------------
Total Financial Services .....................................................                          4,225,066
                                                                                                     ------------
HEALTH CARE 4.2%
DRUGS & BIOTECHNOLOGY 3.3%
Amgen Inc.* ..................................................................        5,200               291,200
Biovail Corp. ................................................................        3,800               181,212
Biovail Corp. Wts ............................................................        4,400               265,375
Genentech, Inc.* .............................................................          400                46,800
ILEX Oncology Inc.* ..........................................................        3,600                86,400
Intelligent Polymers Ltd. ....................................................       10,600               368,350
Intermune Pharmaceuticals Inc. ...............................................          800                13,800
Lexicon Genetics Inc. ........................................................          500                 4,875
Priority Healthcare Corp. Cl. B* .............................................        2,000               110,750
Sangstat Medical Corp.* ......................................................        4,700               135,125
Warner-Lambert Co. ...........................................................        4,500               512,156
                                                                                                     ------------
                                                                                                        2,016,043
                                                                                                     ------------
HEALTH CARE FACILITIES 0.1%
Tenet Healthcare Corp. .......................................................        2,000                51,000
                                                                                                     ------------
HEALTH CARE SERVICES 0.6%
Province Healthcare Co.* .....................................................        3,600               103,950
Quorum Health Group Inc.* ....................................................       25,200               267,750
                                                                                                     ------------
                                                                                                          371,700
                                                                                                     ------------
HOSPITAL SUPPLY 0.2%
Aradigm Corp.* ...............................................................        7,800               125,288
Oratec Interventions Inc. ....................................................          500                17,031
                                                                                                     ------------
                                                                                                          142,319
                                                                                                     ------------
Total Health Care ............................................................                          2,581,062
                                                                                                     ------------
INTEGRATED OILS 1.3%
INTEGRATED DOMESTIC 0.4%
Unocal Corp.* ................................................................        7,400               239,113
                                                                                                     ------------
INTEGRATED INTERNATIONAL 0.9%
BP Amoco PLC ADR .............................................................        4,000               204,000
Suncor Energy Inc.* ..........................................................        2,600               111,047
Total Fina SA ADR* ...........................................................        3,000               226,875
                                                                                                     ------------
                                                                                                          541,922
                                                                                                     ------------
Total Integrated Oils ........................................................                            781,035
                                                                                                     ------------
MATERIALS & PROCESSING 4.4%
BUILDING & CONSTRUCTION 0.1%
York International Corp. .....................................................        3,300                79,613
                                                                                                     ------------
CHEMICALS 1.0%
Cambrex Corp.* ...............................................................        2,000                82,000
Dow Chemical Co.* ............................................................        1,800               203,400
Omnova Solutions Inc.* .......................................................        5,225                31,350
Solutia Inc. .................................................................       16,700               227,538
Valence Technology Inc. ......................................................        3,900                60,206
                                                                                                     ------------
                                                                                                          604,494
                                                                                                     ------------
CONTAINERS & PACKAGING 0.8%
American National Can Group Inc. .............................................       18,900               317,756
Smurfit Stone Container Corp.* ...............................................       12,400               189,100
                                                                                                     ------------
                                                                                                          506,856
                                                                                                     ------------
DIVERSIFIED MANUFACTURING 0.7%
Ball Corp.* ..................................................................       13,300               418,950
                                                                                                     ------------
FERTILIZERS 0.3%
Agrium Inc.* .................................................................       17,200               161,250
                                                                                                     ------------
FOREST PRODUCTS 0.1%
Champion International Corp.* ................................................          700                46,025
                                                                                                     ------------
PAPER & FOREST PRODUCTS 0.8%
Fort James Corp. .............................................................       12,440               297,782
Westvaco Corp. ...............................................................        6,600               203,775
                                                                                                     ------------
                                                                                                          501,557
                                                                                                     ------------
STEEL 0.6%
Alaska Steel Holding Corp. ...................................................       15,043               166,413
Harsco Corp.* ................................................................        7,000               207,813
                                                                                                     ------------
                                                                                                          374,226
                                                                                                     ------------
Total Materials & Processing .................................................                          2,692,971
                                                                                                     ------------
OTHER 2.5%
MULTI-SECTOR 2.5%
Gencorp Inc. .................................................................       10,200               102,638
General Electric Co.* ........................................................        3,000               471,750
Grant Pride Inc. .............................................................        2,700                51,975
Honeywell International Inc.* ................................................        5,000               280,000
Ogden Corp.* .................................................................       23,700               232,556
Tyco International Ltd.* .....................................................        9,200               422,625
                                                                                                     ------------
Total Other ..................................................................                          1,561,544
                                                                                                     ------------
OTHER ENERGY 6.0%
GAS PIPELINES 1.5%
Columbia Energy Group* .......................................................          700                43,925
Dynegy Inc. Cl. A ............................................................        6,800               444,975
Williams Companies Inc.* .....................................................       12,647               471,891
                                                                                                     ------------
                                                                                                          960,791
                                                                                                     ------------
OIL & GAS PRODUCERS 2.1%
Anadarko Petroleum Corp. .....................................................        4,200               181,638
Burlington Resources Inc. ....................................................        3,400               133,663
Louis Dreyfus Natural Gas Corp.* .............................................        2,300                64,400
Ocean Energy Inc.* ...........................................................       26,600               344,137
Plains Resources Inc.* .......................................................        2,700                38,306
Santa Fe Snyder Corp.* .......................................................        7,600                69,825
St. Mary Land & Exploration Co.* .............................................        1,700                57,375
Union Pacific Resources Group Inc. ...........................................       20,655               396,318
                                                                                                     ------------
                                                                                                        1,285,662
                                                                                                     ------------
OIL WELL EQUIPMENT & SERVICES 2.4%
Baker Hughes Inc. ............................................................        4,500               143,156
Calpine Corp.* ...............................................................        2,400               219,600
Halliburton Co.* .............................................................        3,200               141,400
IRI International Corp.* .....................................................        4,000                31,250
National Oilwell Inc.* .......................................................        7,100               169,956
Precision Drilling Corp. .....................................................       10,000               318,050
Valero Energy Corp. ..........................................................        5,400               156,600
Veritas DGC Inc.* ............................................................        8,000               192,000
Weatherford International Inc. ...............................................        2,700               109,688
                                                                                                     ------------
                                                                                                        1,481,700
                                                                                                     ------------
Total Other Energy ...........................................................                          3,728,153
                                                                                                     ------------
PRODUCER DURABLES 3.8%
ELECTRICAL EQUIPMENT & COMPONENTS 1.0%
Mark IV Industries Inc. ......................................................       22,700               480,956
Nortel Networks Corp. ........................................................        1,000               113,250
                                                                                                     ------------
                                                                                                          594,206
                                                                                                     ------------
MACHINERY 1.0%
Helix Technology Corp. .......................................................        2,500               127,656
Howmet International Inc.* ...................................................       22,400               474,600
                                                                                                     ------------
                                                                                                          602,256
                                                                                                     ------------
MISCELLANEOUS EQUIPMENT 0.5%
Thomas & Betts Corp. .........................................................        9,390               289,330
                                                                                                     ------------
PRODUCTION TECHNOLOGY EQUIPMENT 1.3%
Brooks Automation Inc.* ......................................................        1,400               125,562
Cymer Inc.* ..................................................................        2,200                85,938
PRI Automation Inc. ..........................................................        1,200                95,850
Teradyne Inc.* ...............................................................        4,800               528,000
                                                                                                     ------------
                                                                                                          835,350
                                                                                                     ------------
Total Producer Durables ......................................................                          2,321,142
                                                                                                     ------------
TECHNOLOGY 14.2%
COMMUNICATIONS TECHNOLOGY 4.9%
Cisco Systems Inc.* ..........................................................       18,300             1,268,704
Covad Communications Group Inc.* .............................................        3,525                97,819
CSG Systems International Inc.* ..............................................        2,400               110,700
Digital Microwave Corp.* .....................................................        5,520               203,895
General Motors Corp. Cl. H* ..................................................        1,500               144,469
Inktomi Corp.* ...............................................................          500                76,969
Lernout & Hauspie Speech Products NV ADR* ....................................        5,300               512,775
Marimba Inc. .................................................................        1,600                31,700
NCR Corp.* ...................................................................        5,500               212,437
Packeteer Inc.* ..............................................................        4,800               108,000
Remec Inc.* ..................................................................        4,100               155,544
Spectrasite Holdings, Inc.* ..................................................        5,100               107,100
                                                                                                     ------------
                                                                                                        3,030,112
                                                                                                     ------------
COMPUTER SOFTWARE 2.4%
Acxiom Corp.* ................................................................       12,200               329,400
Broadbase Software Inc. ......................................................        3,500                55,344
GRIC Communications, Inc.* ...................................................        1,900                29,569
Interworld Corp. .............................................................        4,400                84,425
Kana Communications, Inc.* ...................................................        1,700                72,356
Level 8 Systems Inc. .........................................................        2,800                70,700
Microsoft Corp.* .............................................................        5,900               411,525
Netegrity Inc. ...............................................................        3,100               137,562
Sanchez Computer Associates Inc. .............................................        1,400                27,125
Software Technologies Corp. ..................................................        2,700                48,263
Tenfold Corp. ................................................................          100                 2,556
Versata, Inc.* ...............................................................        1,200                36,450
Viador Inc. ..................................................................        2,400                48,450
Zoran Corp. ..................................................................        1,900                94,881
                                                                                                     ------------
                                                                                                        1,448,606
                                                                                                     ------------
COMPUTER TECHNOLOGY 3.4%
Electronic Data Systems Corp.* ...............................................        5,100               350,625
EMC Corp.* ...................................................................        5,000               694,687
International Business Machines Corp.* .......................................        2,500               279,062
Radiant Systems Inc.* ........................................................        7,500               139,688
Silicon Graphics Inc.* .......................................................       21,400               153,813
Sun Microsystems Inc.* .......................................................        4,800               441,300
Unisys Corp.* ................................................................        1,800                41,738
                                                                                                     ------------
                                                                                                        2,100,913
                                                                                                     ------------
ELECTRONICS 1.8%
Aeroflex Inc.* ...............................................................        7,500               279,375
Nokia Corp. ADR ..............................................................        9,200               523,250
Solectron Corp.* .............................................................        7,200               337,050
                                                                                                     ------------
                                                                                                        1,139,675
                                                                                                     ------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 1.7%
Artisan Components Inc. ......................................................        2,800                27,650
Cree Research Inc. ...........................................................          700               101,850
Cypress Semiconductor Corp.* .................................................        5,550               288,253
Sawtek Inc.* .................................................................        3,500               167,344
Texas Instruments Inc. .......................................................        2,700               439,762
                                                                                                     ------------
                                                                                                        1,024,859
                                                                                                     ------------
Total Technology .............................................................                          8,744,165
                                                                                                     ------------
UTILITIES 4.6%
ELECTRICAL 2.3%
CMP Group Inc. ...............................................................        5,500               159,156
DQE, Inc.* ...................................................................        4,000               153,000
Energy East Corp. ............................................................        8,400               175,350
Niagara Mohawk Holdings Inc.* ................................................        5,300                73,538
OGE Energy Corp.* ............................................................        8,900               176,331
Pinnacle West Capital Corp.* .................................................       12,100               425,012
Scana Corp. ..................................................................        9,300               240,638
                                                                                                     ------------
                                                                                                        1,403,025
                                                                                                     ------------
GAS DISTRIBUTION 0.4%
National Fuel Gas Co. ........................................................        2,500               118,594
Nicor Inc.* ..................................................................        1,800                60,975
Questar Corp.* ...............................................................        4,000                75,250
                                                                                                     ------------
                                                                                                          254,819
                                                                                                     ------------
TELECOMMUNICATIONS 1.9%
AirGate PCS, Inc.* ...........................................................          171                14,663
AT&T Corp. ...................................................................        2,000                63,625
Broadwing Inc. ...............................................................        2,000                56,625
MCI WorldCom Inc.* ...........................................................        6,950               315,791
Network Plus Corp. ...........................................................        2,000                38,000
Nextel Communications Inc. Cl. A* ............................................        1,000               109,438
Qwest Communications International Inc.* .....................................        7,000               303,625
RSL Communications Ltd. Cl. A* ...............................................       11,400               158,887
Time Warner Telecom Inc. Cl. A ...............................................        2,100               114,975
Viatel Inc. ..................................................................          300                11,475
                                                                                                     ------------
                                                                                                        1,187,104
                                                                                                     ------------
Total Utilities ..............................................................                          2,844,948
                                                                                                     ------------
NON-U.S. EQUITIES 10.6%
BHF Bank AG* .................................................................        3,800               134,729
BMCMedia.com Ltd. ............................................................      129,600               152,886
British Telecom PLC ..........................................................       13,400               239,926
China Telecom Ltd. ...........................................................       34,000               243,350
City Developments ............................................................       36,000               163,492
Clearnet Communications Inc. Wts.* ...........................................          990                 7,920
Corus Entertainment Inc* .....................................................        2,600                70,228
Hikari Tsushin Inc.* .........................................................          200                28,885
Infineon Technologies AG .....................................................        2,400               165,274
Kyocera Corp. ................................................................        1,000               167,292
L.M. Ericsson Telephone Co. Cl. B* ...........................................        4,800               426,679
Murata Manufacturing Co. .....................................................        1,000               194,417
Nokia AB Oy ..................................................................       14,400               826,045
Norsk Hydro ASA ..............................................................        7,000               255,902
Petrochina Co. Ltd. ..........................................................    1,298,900               201,775
PTT Exploration & Production Public Co. Ltd.* ................................       64,000               324,498
Royal Dutch Petroleum Co. ....................................................        6,400               368,876
Sema Group PLC* ..............................................................       21,000               339,057
Societe Generale de France SA* ...............................................        1,200               248,512
Taiyo Yuden Co ...............................................................        2,000               141,647
Takara Shuzo Co. Ltd.* .......................................................       26,000               558,441
Technip ......................................................................        2,700               308,048
Telecom Italia SPA* ..........................................................       40,500               566,269
WM Data AB Cl. B* ............................................................        6,600               231,140
Wolters Kluwer* ..............................................................        6,800               160,482
                                                                                                     ------------
Total Non-U.S. Equities ......................................................                          6,525,770
                                                                                                     ------------
Total Equity Securities (Cost $33,727,195) ...................................                         43,416,740
                                                                                                     ------------

-----------------------------------------------------------------------------------------------------------------
                                                        PRINCIPAL              MATURITY
                                                          AMOUNT                 DATE
-----------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 21.3%
U.S. TREASURY 2.2%
U.S. Treasury Bond, 11.25% ............................    $   50,000            2/15/2015                 73,156
U.S. Treasury Bond, 8.875% ............................        50,000            2/15/2019                 63,953
U.S. Treasury Bond, 7.875% ............................       150,000            2/15/2021                177,445
U.S. Treasury Bond, 8.125% ............................       125,000            5/15/2021                151,621
U.S. Treasury Bond, 8.125% ............................        35,000            8/15/2021                 42,509
U.S. Treasury Bond, 6.75% .............................        75,000            8/15/2026                 80,109
U.S. Treasury Bond, 6.375% ............................        75,000            8/15/2027                 76,582
U.S. Treasury Bond, 3.875% ............................       103,167            4/15/2029                103,393
U.S. Treasury Bond, 6.25% .............................        35,000            5/15/2030                 36,378
U.S. Treasury Note, 5.875% ............................       100,000            9/30/2002                 98,250
U.S. Treasury Note, 5.875% ............................       350,000           11/15/2004                340,756
U.S. Treasury STRIPS, 0.00% ...........................       125,000            5/15/2003                102,633
                                                                                                     ------------
                                                                                                        1,346,785
                                                                                                     ------------
U.S. AGENCY MORTGAGE 6.3%
Federal Home Loan Mortgage Corporation, 6.75% .........       125,000            9/15/2029                117,930
Federal National Mortgage Association, 6.625% .........       275,000            9/15/2009                262,325
Federal National Mortgage Association, 6.50% ..........        90,151            9/01/2028                 84,207
Federal National Mortgage Association, 6.50% ..........       229,610           11/01/2028                214,472
Federal National Mortgage Association, 6.50% ..........       120,342           12/01/2028                112,520
Federal National Mortgage Association, 6.50% ..........        94,033            3/01/2029                 87,833
Federal National Mortgage Association, 6.50% ..........       138,907            5/01/2029                129,749
Federal National Mortgage Association, 7.50% ..........       149,062            7/01/2029                146,127
Federal National Mortgage Association, 7.00% ..........       838,567           12/01/2029                802,139
Federal National Mortgage Association TBA, 7.00% ......       275,000           12/31/2030                263,098
Federal National Mortgage Association TBA, 7.50% ......       325,000           12/31/2030                318,042
Federal National Mortgage Association TBA, 8.00% ......       125,000           12/31/2030                124,648
Government National Mortgage Association, 6.50% .......        23,417            2/15/2009                 22,708
Government National Mortgage Association, 6.50% .......        57,345            7/15/2009                 55,608
Government National Mortgage Association, 6.50% .......        76,677           11/15/2010                 73,985
Government National Mortgage Association, 7.50% .......        50,556           12/15/2010                 50,524
Government National Mortgage Association, 7.00% .......        15,696            1/15/2025                 15,166
Government National Mortgage Association, 7.00% .......       248,762            5/15/2028                239,277
Government National Mortgage Association, 6.50% .......       135,507           11/15/2028                126,954
Government National Mortgage Association TBA, 7.00% ...       350,000           12/31/2030                336,546
Government National Mortgage Association TBA, 8.00% ...       250,000           12/31/2030                250,000
Government National Mortgage Association TBA, 8.50% ...        50,000           12/31/2030                 50,875
                                                                                                     ------------
                                                                                                        3,884,733
                                                                                                     ------------
YANKEE 0.5%
British Sky Broadcasting Group Note, 6.875% ...........        50,000            2/23/2009                 44,255
Province of Quebec, 7.50% .............................        50,000            9/15/2029                 48,892
Republic of Greece, 6.95% .............................        75,000            3/04/2008                 72,379
United Mexican States, 9.875% .........................        25,000            2/01/2010                 25,750
Vodafone AirTouch PLC, 7.75%+ .........................        50,000            2/15/2010                 50,253
Woodside Finance Ltd. Note, 6.60%+ ....................        50,000            4/15/2008                 46,013
                                                                                                     ------------
                                                                                                          287,542
                                                                                                     ------------
FOREIGN GOVERNMENT 2.0%
                                                        Greek Drachma
Republic of Greece, 8.80% .............................   141,600,000            6/19/2007                440,830
                                                   New Zealand Dollar
Government of New Zealand, 8.00% ......................       275,000            4/15/2004                137,937
Government of New Zealand, 8.00% ......................     1,225,000           11/15/2006                624,658
                                                                                                     ------------
                                                                                                        1,203,425
                                                                                                     ------------
FINANCE/MORTGAGE 1.9%
AT&T Capital Corp. Note, 6.75% ........................    $  100,000            2/04/2002                 98,696
Capital One Bank Note, 6.62% ..........................        50,000            8/04/2003                 47,790
Citibank Credit Card Master Trust Series 1999-A,
  5.875% ..............................................        25,000            3/10/2011                 22,383
Countrywide Funding Corp. Note, 6.58% .................        75,000            9/21/2001                 73,956
DLJ Commercial Mortgage Corp. 99-C1, 6.46% ............       250,000            1/10/2009                231,016
Finova Capital Corp., 6.375% ..........................        50,000            5/15/2005                 44,201
Ford Motor Credit Co. Note, 7.375% ....................       200,000           10/28/2009                193,324
General Motors Acceptance Corp., 6.40% ................        50,000            9/21/2001                 49,155
General Motors Acceptance Corp. Note, 6.33% ...........       100,000           10/07/2002                100,859
GMAC Commercial Mortgage Security Inc. 99-C1 Cl
  A2, 6.175% ..........................................        75,000            5/15/2033                 67,875
Household Finance Corp. Sr. Note, 6.125% ..............        50,000            7/15/2012                 48,459
MBNA Corp. Sr. Note, 6.12% ............................       100,000            8/13/2001                 98,621
MBNA Master Credit Card Trust, 5.90% ..................        50,000            8/15/2011                 45,541
Prime Credit Card Master Trust Series 1996-1A, 6.70% ..        50,000            7/15/2004                 49,656
                                                                                                     ------------
                                                                                                        1,171,532
                                                                                                     ------------
CORPORATE 8.4%
Acetex Sr. Note, 9.75% ................................        10,000           10/01/2003                  9,100
Advanced Radio Telecom Corp. Sr. Note, 14.00% .........        30,000            2/15/2007                 27,600
Advanstar Communications Inc. Sr. Sub. Note, 9.25% ....        20,000            5/01/2008                 18,300
Airgate Pcs Inc. Sr. Sub. Note, 0.00% .................        45,000           10/01/2009                 25,650
Alaska Steel Corp. Sr. Note, 9.125% ...................        25,000           12/15/2006                 24,500
American Tissue Inc. Note, 12.50% .....................        15,000            7/15/2006                 15,150
Archibald Candy Corp. Sr. Sec. Note, 10.25% ...........        50,000            7/01/2004                 45,750
Arizona Public Service Co. Note, 6.25% ................        75,000            1/15/2005                 69,121
AT&T Corp. Note, 6.00% ................................        25,000            3/15/2009                 22,183
AT&T Corp. Note, 6.50% ................................        25,000            3/15/2029                 21,089
Atlantic Richfield Co. Note, 5.90% ....................       100,000            4/15/2009                 89,214
Aurora Foods Inc., 9.875% .............................       175,000            2/15/2007                 98,875
Beckman Instruments Inc., 7.10% .......................         5,000            3/04/2003                  4,707
Bio Rad Laboratories Inc. Sr. Sub. Note, 11.625%+ .....        10,000            2/15/2007                 10,225
Bombardier Capital Inc. Note, 7.30%+ ..................       100,000           12/15/2002                 98,800
Buckeye Technologies Inc. Sr. Sub. Note, 8.00% ........       200,000           10/15/2010                180,500
California Infrastructure Development Series
  1997-A7, 6.42% ......................................       150,000            9/25/2008                143,391
Call-Net Enterprises Inc. Sr. Note, 9.375% ............       100,000            5/15/2009                 75,000
Charter Communications Holdings Sr. Note, 10.25%+ .....        40,000            1/15/2010                 38,600
Chesapeake Energy Corp. Sr. Note Series B, 9.625% .....        75,000            5/01/2005                 72,375
CK Witco Corp. Sr. Note, 8.50%+ .......................        25,000            3/15/2005                 24,935
Coca-Cola Enterprises Inc. Deb., 6.95% ................        25,000           11/15/2026                 22,316
Coca-Cola Enterprises Inc. Deb., 6.75% ................       100,000            9/15/2028                 86,581
Columbia/HCA Healthcare Corp. Note, 7.69% .............        50,000            6/15/2025                 40,750
Columbia/HCA Healthcare Corp. Note, 7.75% .............        50,000            7/15/2036                 42,625
Conseco Inc., 8.75% ...................................        75,000            2/09/2004                 49,500
Conseco Inc. Note, 9.00% ..............................        75,000           10/15/2006                 49,500
Covad Commerce Group, 12.00%+ .........................        25,000            2/15/2010                 23,375
Dover Corp. Deb., 6.65% ...............................       100,000            6/01/2028                 77,234
Drypers Corp. Series B Sr. Note, 10.25% ...............        50,000            6/15/2007                 39,000
Dynegy Holdings Inc., 8.125% ..........................        50,000            3/15/2005                 49,551
El Paso Energy Corp. Sr. Note, 6.625% .................       100,000            7/15/2001                 98,793
Empire Gas Corp. Sr. Sec. Note, 12.875% ...............       250,000            7/15/2004                168,125
Envirosource Inc. Note, 9.75% .........................       500,000            6/15/2003                315,000
First Wave Marine Inc. Sr. Note, 11.00% ...............       100,000            2/01/2008                 55,500
Fisher Scientific International Inc. Sr. Sub. Note,
  9.00% ...............................................        25,000            2/01/2008                 23,000
Fort James Corp. Note, 6.234% .........................        50,000            3/15/2011                 49,481
Four M Corp. Sr. Sec. Note Series B, 12.00% ...........        40,000            6/01/2006                 37,800
Fresenius Med Care Capital Trust, 9.00% ...............        20,000           12/01/2006                 19,200
Frontier Corp. Sr. Note, 9.125% .......................        50,000            2/15/2006                 42,500
Gentek Inc. Sr. Sub. Note, 11.00% .....................        75,000            8/01/2009                 75,375
Globenet Communications Group Sr. Note, 13.00% ........        10,000            7/15/2007                 10,106
GST Equipment Funding Inc. Sr. Sec. Note, 13.25% ......        30,000            5/01/2007                 15,000
Gulfmark Offshore Inc. Sr. Note, 8.75% ................        25,000            6/01/2008                 22,563
Harrah's Operating Inc. Sr. Sub. Note, 7.875% .........        10,000           12/15/2005                  9,300
Henry Co. Sr. Note Series B, 10.00% ...................        50,000            4/15/2008                 35,250
Hollinger International Publishing Inc. Sr. Sub.
  Note, 9.25% .........................................        15,000            3/15/2007                 14,475
Hollinger International Sr. Sub. Note, 9.25% ..........         5,000            2/01/2006                  4,825
Hollywood Casino Note, 13.00%+ ........................        50,000            8/01/2006                 53,250
Hyperion Telecommunication Inc. Sr. Sub. Note, 12.00% .        50,000           11/01/2007                 50,750
Iasis Healthcare Corp. Sr. Sub. Note, 13.00%+ .........        40,000           10/15/2009                 39,900
Intermedia Communications Inc. Sr. Note, 8.60% ........        50,000            6/01/2008                 45,625
International Game Technology Sr. Note, 8.375% ........        30,000            5/15/2009                 27,525
International Knife & Saw Inc. Sr. Sub. Note, 11.375% .        55,000           11/15/2006                 40,975
International Shipholding Corp. Sr. Note Series B,
  7.75% ...............................................        45,000           10/15/2007                 38,925
J. Crew Group Inc. Sr. Deb., 1.00% ....................       120,000           10/15/2008                 66,600
J.B. Poindexter Inc. Sr. Note, 12.50% .................       100,000            5/15/2004                 93,500
Kroger Co. Sr. Note Series B, 7.25% ...................        50,000            6/01/2009                 46,901
Lear Corp. Sr. Note Series B, 8.11% ...................        20,000            5/15/2009                 17,953
Level 3 Communications Inc. Sr. Note, 11.25%+ .........         5,000            3/15/2010                  4,788
LIN Televison Corp., 8.375% ...........................         5,000            3/01/2008                  4,250
Lucent Technologies Inc. Deb., 6.45% ..................       100,000            3/15/2029                 86,510
Mohegan Tribal Gaming Authority Sr. Note, 8.125% ......       120,000            1/01/2006                112,800
New Jersey Economic Development Authority, 7.425% .....       125,000            2/15/2029                121,302
Newpark Resources Inc. Sr. Sub. Note Series B, 8.625% .        40,000           12/15/2007                 34,300
News America Holdings Inc. Deb., 7.375% ...............        25,000           10/17/2008                 23,482
News America Inc. Sr. Deb., 7.125% ....................        50,000            4/08/2028                 42,420
Nextel Partners Inc., 11.00%+ .........................        10,000            3/15/2010                  9,825
Northpoint Commerce Group Inc. Sr. Note, 12.875%+ .....        35,000            2/15/2010                 31,325
Ocean Energy Inc. Series B Sr. Note, 7.625% ...........        50,000            7/01/2005                 46,750
Owens-Illinois Inc. Sr. Deb., 7.50% ...................        20,000            5/15/2010                 17,480
Packaging Resources Inc. Sr. Sec. Note, 11.625% .......        50,000            5/01/2003                 30,250
Park Place Entertainment Corp. Sr. Sub. Note, 9.375%+ .        75,000            2/15/2007                 74,250
Peco Energy Transport Trust Series 99-A Cl. A7, 6.13% .       100,000            3/01/2009                 91,016
Pioneer Americans Acquisition Corp. Sr. Sec. Note
  Series B, 9.25% .....................................       100,000            6/15/2007                 83,000
Plains Resources Inc. Sr. Sub. Note, 10.25% ...........        40,000            3/15/2006                 38,450
Plains Resources Inc. Sr. Sub. Note, 10.25%+ ..........        15,000            3/15/2006                 14,419
Pogo Producing Co. Sr. Sub. Note, 8.75% ...............        25,000            5/15/2007                 23,500
Pool Energy Services Co. Sr. Sub. Note, 8.625% ........        40,000            4/01/2008                 40,300
Premier Parks Inc. Sr. Note, 9.75% ....................        50,000            6/15/2007                 47,500
Prime Succession Inc. Sr. Sub. Note, 10.75%[] .........       150,000            8/15/2004                 34,500
Primus Telecommunications Group Sr. Note, 11.75% ......        30,000            8/01/2004                 28,950
PSI Net Inc. Sr. Note, 11.00% .........................        15,000            8/01/2009                 13,200
Raytheon Company, 8.20%+ ..............................        75,000            3/01/2006                 73,950
Rhythms Netconnections Inc., 14.00%+ ..................        25,000            2/15/2010                 22,000
Rhythms Netconnections Inc. Note, 12.75% ..............        50,000            4/15/2009                 42,500
Rose Hills Co. Sr. Sub. Note, 9.50% ...................       250,000           11/15/2004                175,000
RSL Communications Ltd. Sr. Note, 12.25% ..............        75,000           11/15/2006                 74,437
Safety-Kleen Services Inc. Sr. Sub. Note, 9.25% .......        30,000            6/01/2008                  3,375
Safeway Inc. Note, 7.00% ..............................        75,000            9/15/2002                 73,612
Sbarro Inc. Sr. Note, 11.00% ..........................         5,000            9/15/2009                  5,000
SCG Holding Corp. Note, 12.00% ........................        10,000            8/01/2009                 10,750
Service Master Co., 8.45% .............................        50,000            4/15/2005                 49,398
Sheffield Steel Corp. Note Series B, 11.50% ...........        35,000           12/01/2005                 27,300
Simonds Industries Inc. Sr. Sub. Note, 10.25% .........        15,000            7/01/2008                 10,500
Spanish Broadcasting Systems Inc. Sr. Sub. Note, 9.625%        15,000           11/01/2009                 14,663
Startec Global Communications Sr. Note, 12.00% ........        25,000            5/15/2008                 20,875
Stater Brothers Holdings Inc. Sr. Note, 10.75% ........        15,000            8/15/2006                 15,038
Stericycle Inc. Sr. Sub. Note Series B, 12.375% .......        25,000           11/15/2009                 24,750
Terra Industries Sr. Note, 10.50% .....................         5,000            6/15/2005                  3,750
Textron Finance Corp. Note, 6.125%+ ...................        25,000            3/15/2001                 24,782
Triad Hospitals Sr. Sub. Note, 11.00% .................        15,000            5/15/2009                 15,600
Tyco International Group SA, 6.25% ....................        50,000            6/15/2003                 47,495
United Technologies Corp., 7.50% ......................        25,000            9/15/2029                 24,249
US Unwired Inc. Sr. Sub. Note, 0.00% to 10/31/2004,
  13.375% from 11/1/2004 to maturity+ .................        40,000           11/01/2009                 21,800
USA Waste Services Inc. Sr. Note, 7.00% ...............        50,000           10/01/2004                 44,806
Viatel Inc. Sr. Note, 11.25% ..........................        50,000            4/15/2008                 43,000
Wal-Mart Stores, Inc. Note, 7.55% .....................        75,000            2/15/2030                 75,325
Williams Communications Group Sr. Note, 10.875% .......        40,000           10/01/2009                 40,300
Winstar Communications Inc., 12.50%+ ..................        30,000            4/15/2008                 28,950
Zilog Inc. Sr. Sec. Note, 9.50% .......................        10,000            3/01/2005                  8,950
                                                                                                     ------------
                                                                                                        5,190,416
                                                                                                     ------------
Total Fixed Income Securities (Cost $14,224,021) .........................................             13,084,433
                                                                                                     ------------
-----------------------------------------------------------------------------------------------------------------
                                                                                   SHARES
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 14.5%
State Street Navigator Securities Lending Prime Portfolio ....................    8,901,630          $  8,901,630
                                                                                                     ------------
Total Short-Term Investments (Cost $8,901,630) ............................................             8,901,630
                                                                                                     ------------
-----------------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL             MATURITY
                                                             AMOUNT                DATE
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 10.2%
American Express Credit Corp., 6.00% ..................    $  757,000            5/15/2000                757,000
Citicorp, 6.01% .......................................     1,947,000            5/01/2000              1,947,000
Exxon Corp., 5.85% ....................................     2,566,000            5/01/2000              2,566,000
Ford Motor Credit Co., 5.93% ..........................       356,000            5/04/2000                356,000
Ford Motor Credit Co., 6.00% ..........................       649,000            5/22/2000                649,000
                                                                                                     ------------
Total Commercial Paper (Cost $6,275,000) .................................................              6,275,000
                                                                                                     ------------
Total Investments (Cost $63,127,846) - 116.5% ............................................             71,677,803
Cash and Other Assets, Less Liabilities - (16.5%) ........................................            (10,125,651)
                                                                                                     ------------
Net Assets - 100.0% ......................................................................           $ 61,552,152
                                                                                                     ============

Federal Income Tax Information:
At April 30, 2000, the net unrealized appreciation of
 investments based on cost for Federal income tax purposes of
 $63,388,601 was as follows:
Aggregate gross unrealized appreciation for all investments in
 which there is an excess of value over tax cost .........................................           $ 12,957,857
Aggregate gross unrealized depreciation for all investments in
 which there is an excess of tax cost over value .........................................             (4,668,655)
                                                                                                     ------------
                                                                                                     $  8,289,202
                                                                                                     ============

ADR Stands for American Depositary Receipt, representing ownership of foreign securities.
*   Non-income-producing securities.
TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.
+   Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at April 30, 2000 were $716,784 and $691,484 (1.12% of net assets), respectively.
[ ] Security is in default.

Futures contracts open at April 30, 2000, are as follows:

                                                                           EXPIRATION                   UNREALIZED
    TYPE                                      NOTIONAL AMOUNT                MONTH                     DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
5 year U.S. Treasury Notes                        $400,000                 June, 2000                    $(1,325)
10 year U.S. Treasury Notes                       $300,000                 June, 2000                       (766)
                                                                                                         -------
                                                                                                         $(2,091)
                                                                                                         =======

Forward currency exchange contracts outstanding at April 30, 2000, are as follows:
                                                                                       UNREALIZED
                                                                          CONTRACT    APPRECIATION          DELIVERY
                                                      TOTAL VALUE          PRICE     (DEPRECIATION)            DATE
-------------------------------------------------------------------------------------------------------------------

Sell Euro, Buy U.S. dollars                               63,580 EUR     0.99210 EUR    $   5,135           5/18/00
Sell Euro, Buy U.S. dollars                               28,600 EUR     0.94745 EUR          937           7/26/00
Sell Greek drachma, Buy U.S. dollars                  15,500,000 GRD     0.00287 GRD        2,554           5/09/00
Sell Greek drachma, Buy U.S. dollars                  12,750,000 GRD     0.00286 GRD        2,028           5/09/00
Sell Greek drachma, Buy U.S. dollars                  42,938,000 GRD     0.00294 GRD       10,215           5/18/00
Buy New Zealand dollars, Sell U.S. dollars                51,000 NZD     0.48837 NZD         (142)          5/18/00
Buy New Zealand dollars, Sell U.S. dollars               282,000 NZD     0.49612 NZD       (2,969)          5/18/00
Sell New Zealand dollars, Buy U.S. dollars               119,000 NZD     0.49000 NZD          525           5/18/00
Sell New Zealand dollars, Buy U.S. dollars               780,000 NZD     0.49023 NZD        3,619           5/18/00
Sell New Zealand dollars, Buy U.S. dollars               190,000 NZD     0.49538 NZD        1,860           5/18/00
Sell New Zealand dollars, Buy U.S. dollars               770,000 NZD     0.49600 NZD        8,057           7/26/00
                                                                                        ---------
                                                                                        $  31,819
                                                                                        =========
The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
April 30, 2000 (Unaudited)

ASSETS
Investments, at value (Cost $63,127,846) (Note 1) ...............   $71,677,803
Foreign currency ................................................       171,393
Cash ............................................................        96,849
Receivable for securities sold ..................................       913,347
Interest and dividends receivable ...............................       320,492
Receivable for open forward contracts ...........................        34,930
Receivable from Distributor (Note 3) ............................        34,717
Other assets ....................................................        36,029
                                                                    -----------
                                                                     73,285,560
LIABILITIES
Payable for collateral received on securities loaned ............     8,901,630
Payable for securities purchased ................................     2,653,679
Accrued management fee (Note 2) .................................        78,954
Accrued transfer agent and shareholder services (Note 2) ........        21,891
Accrued trustees' fees (Note 2) .................................         7,280
Payable for open forward contracts ..............................         3,111
Payable for fund shares redeemed ................................           708
Other accrued expenses ..........................................        66,155
                                                                    -----------
                                                                     11,733,408
                                                                    -----------
NET ASSETS ......................................................   $61,552,152
                                                                    ===========
Net Assets consist of:
  Undistributed net investment income ...........................   $   628,887
  Unrealized appreciation of investments ........................     8,549,957
  Unrealized appreciation of forward contracts and foreign
    currency ....................................................        26,665
  Unrealized depreciation of futures contracts ..................        (2,092)
  Accumulated net realized gain .................................     6,189,456
  Paid-in capital ...............................................    46,159,279
                                                                    -----------
                                                                    $61,552,152
                                                                    ===========
Net Asset Value, offering price and redemption price per share
  of Class S shares ($61,552,152 / 5,035,805 shares) ............        $12.22
                                                                         ======

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended April 30, 2000 (Unaudited)

INVESTMENT INCOME
Interest, net of foreign taxes of $4,371 (Note 1) ...............   $   857,021
Dividends .......................................................       173,264
                                                                    -----------
                                                                      1,030,285
EXPENSES
Management fee (Note 2) .........................................       233,306
Custodian fee ...................................................        75,551
Transfer agent and shareholder services (Note 2) ................        29,748
Audit fee .......................................................        13,524
Reports to shareholders .........................................        12,246
Registration fees ...............................................         9,338
Trustees' fees (Note 2) .........................................         7,280
Legal fees ......................................................         1,140
Miscellaneous ...................................................        15,539
                                                                    -----------
                                                                        397,672
Expenses borne by the Distributor (Note 3) ......................       (54,991)
Fees paid indirectly (Note 2) ...................................          (500)
                                                                    -----------
                                                                        342,181
                                                                    -----------
Net investment income ...........................................       688,104
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FOREIGN CURRENCY, FORWARD CONTRACTS AND FUTURES CONTRACTS
Net realized gain on investments (Notes 1 and 4) ................     6,821,703
Net realized loss on foreign currency and forward contracts
  (Note 1) ......................................................      (294,516)
Net realized loss on futures contracts (Note 1) .................          (229)
                                                                    -----------
  Total net realized gain .......................................     6,526,958
                                                                    -----------
Net unrealized appreciation of investments ......................       986,039
Net unrealized appreciation of foreign currency and
  forward contracts .............................................       163,575
Net unrealized depreciation of futures contracts ................        (2,554)
                                                                    -----------
  Total net unrealized appreciation .............................     1,147,060
                                                                    -----------
Net gain on investments, foreign currency, forward
  contracts and futures contracts ...............................     7,674,018
                                                                    -----------
Net increase in net assets resulting from operations ............   $ 8,362,122
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

                                                                                       SIX MONTHS ENDED
                                                                    YEAR ENDED          APRIL 30, 2000
                                                                 OCTOBER 31, 1999        (UNAUDITED)
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .........................................    $ 1,072,842            $   688,104
Net realized gain on investments, foreign currency, forward
  contracts and futures contracts .............................      1,105,796              6,526,958
Net unrealized appreciation of investments, foreign currency,
  forward contracts and futures contracts .....................      5,411,590              1,147,059
                                                                   -----------            -----------
Net increase resulting from operations ........................      7,590,228              8,362,121
                                                                   -----------            -----------
Dividends from net investment income -- Class S ...............       (765,775)              (623,502)
                                                                   -----------            -----------
Distributions from net realized gains -- Class S ..............     (8,002,009)            (1,625,786)
                                                                   -----------            -----------
Class S share transactions (Note 6):
  Proceeds from sale of shares ................................      5,716,393              2,562,143
  Net asset value of shares issued in payment of:
    Dividends from net investment income ......................        298,971                223,967
    Distributions from net realized gains .....................      8,001,998              1,625,782
  Cost of shares repurchased ..................................    (10,960,555)            (6,699,723)
                                                                   -----------            -----------
Net increase (decrease) from fund share transactions ..........      3,056,807             (2,287,831)
                                                                   -----------            -----------
Total increase in net assets ..................................      1,879,251              3,825,002
NET ASSETS
Beginning of period ...........................................     55,847,899             57,727,150
                                                                   -----------            -----------
End of period (including undistributed net investment income
  of $564,286 and $628,887, respectively) .....................    $57,727,150            $61,552,152
                                                                   ===========            ===========
Number of Class S shares:
  Sold ........................................................        517,034                210,539
  Issued upon reinvestment of:
    Dividends from net investment income ......................         27,969                 19,241
    Distributions from net realized gains .....................        779,162                139,672
  Repurchased .................................................       (988,554)              (548,937)
                                                                   -----------            -----------
  Net increase (decrease) in fund shares ......................        335,611               (179,485)
                                                                   ===========            ===========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
April 30, 2000

NOTE 1

State Street Research Strategic Portfolios: Aggressive (the "Fund"), is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business Trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of six separate funds: State Street Research Strategic Portfolios: Aggressive, State Street Research Government Income Fund, State Street Research Strategic Income Plus Fund, State Street Research IntelliQuant Portfolios: Small-Cap Value, State Street Research Health Sciences Fund and State Street Research International Equity Fund.

The investment objective of the Fund is to provide high total return from, primarily, growth of capital and secondarily, current income, consistent with reasonable investment risk.

The Fund is authorized to issue four classes of shares. Only Class S shares are presently available for purchase. Class A, Class B and Class C shares are not being offered at this time. Class A shares are subject to an initial sales charge of up to 5.75% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and paid annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction exchange rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At April 30, 2000, the value of the securities loaned and the value of collateral were $7,785,200 and $8,901,630, respectively. During the six months ended April 30, 2000, income from securities lending amounted to $35,828 and is included in interest income.

I. FUTURES CONTRACTS
The Fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The Fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the Fund deposits with the selling broker sufficient cash or U.S. Government securities to meet the minimum "initial margin" requirements. Thereafter, the Fund receives from or pays to the broker cash or U.S. Government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended April 30, 2000, the fees pursuant to such agreement amounted to $233,306.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of MetLife provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended April 30, 2000, the amount of such expenses was $22,214.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended April 30, 2000, the Fund's transfer agent fees were reduced by $500, under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $7,280 during the six months ended April 30, 2000.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended April 30, 2000, the amount of such expenses assumed by the Distributor and its affiliates was $54,991.

NOTE 4

For the six months ended April 30, 2000, purchases and sales of securities, exclusive of short-term obligations, aggregated $32,620,349 and $40,861,091 (including $7,791,321 and $7,275,840 of U.S. Government obligations), respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund will pay annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At April 30, 2000, MetLife owned 3,418,962 Class S shares of the Fund.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:

                                                                               CLASS A
                                                       --------------------------------------------------
                                                          YEARS ENDED OCTOBER 31
                                                       ------------------------------  NOVEMBER 1, 1996
                                                       1995(a)          1996(a)      TO MARCH 27, 1997(a)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)               9.74            10.93               12.45
                                                      -----            -----               -----
  Net investment income ($)*                           0.20             0.14                0.10
  Net realized and unrealized gain on
    investments, foreign currency and forward
    contracts ($)                                      1.19             1.79                0.41
                                                      -----            -----               -----
TOTAL FROM INVESTMENT OPERATIONS ($)                   1.39             1.93                0.51
                                                      -----            -----               -----
  Dividends from net investment income ($)            (0.20)           (0.17)              (0.13)
  Distributions from capital gains ($)                 --              (0.24)              (1.48)
                                                      -----            -----               -----
TOTAL DISTRIBUTIONS ($)                               (0.20)           (0.41)              (1.61)
                                                      -----            -----               -----
NET ASSET VALUE, END OF PERIOD ($)                    10.93            12.45               11.35
                                                      =====            =====               =====
Total return(b) (%)                                   14.49            18.05                4.18(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)            39,555              623                --
Ratio of operating expenses to average net
  assets (%)*                                          1.35             1.35                1.35(d)
Ratio of net investment income to average net
  assets (%)*                                          1.98             1.43                1.69(d)
Portfolio turnover rate (%)                          127.44           145.59              136.48
* Reflects voluntary reduction of expenses
  per share of these amounts (Note 3) ($)              0.02             0.01                0.02

                                                                          CLASS S
                              -----------------------------------------------------------------------------------------------------
                                                       YEARS ENDED OCTOBER 31
                                                                                                               SIX MONTHS ENDED
                              --------------------------------------------------------------------------        APRIL 30, 2000
                                1995(a)           1996(a)          1997(a)          1998(a)         1999(a)      (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)       9.74             10.94             12.43            13.18           11.44             11.07
                               -----             -----             -----            -----           -----             -----
  Net investment income ($)*    0.22              0.22              0.22             0.21            0.20              0.13
  Net realized and
    unrealized gain on
    investments, foreign
    currency, forward
    contracts and futures
    contracts ($)               1.20              1.74              2.27             0.17            1.25              1.45
                               -----             -----             -----            -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                1.42              1.96              2.49             0.38            1.45              1.58
                               -----             -----             -----            -----           -----             -----
  Dividends from net
    investment income ($)      (0.22)            (0.23)            (0.26)           (0.24)          (0.15)            (0.12)
  Distributions from
    capital gains ($)             --             (0.24)            (1.48)           (1.88)          (1.67)            (0.31)
                               -----             -----             -----            -----           -----             -----
TOTAL DISTRIBUTIONS ($)        (0.22)            (0.47)            (1.74)           (2.12)          (1.82)            (0.43)
                               -----             -----             -----            -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                   10.94             12.43             13.18            11.44           11.07             12.22
                               =====             =====             =====            =====           =====             =====
Total return(b) (%)            14.85             18.37             22.54             3.69           13.89             14.49 (c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)        20,809            63,272            77,753           55,848          57,727            61,552
Ratio of operating
  expenses to average net
  assets (%)*                   1.10              1.10              1.10             1.10            1.10              1.10 (d)
Ratio of operating
  expenses to average net
  assets after expense
  reductions (%)*               1.10              1.10              1.10             1.10            1.10              1.10 (d)
Ratio of net investment
  income to average net
  assets (%)*                   2.13              1.78              1.79             1.81            1.82              2.21 (d)
Portfolio turnover rate (%)   127.44            145.59            136.48           124.15          108.44             55.14
* Reflects voluntary
  reduction of expenses
  per share of these
  amounts (Note 3) ($)          0.02              0.03              0.02             0.02            0.02              0.01

----------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized.
(d) Annualized.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

-----------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH FINANCIAL TRUST
-----------------------------------------------------------------------------------------------------------------
FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      GERARD P. MAUS                         GERARD P. MAUS
STRATEGIC PORTFOLIOS: AGGRESSIVE           Chairman of the Board,                 Chief Financial Officer,
One Financial Center                       President, Chief Executive             Chief Administrative
Boston, MA 02111                           Officer and Treasurer                  Officer, Director and
                                                                                  Interim Chief Operating Officer,
INVESTMENT ADVISER                         PETER C. BENNETT                       State Street Research &
State Street Research &                    Vice President                         Management Company
Management Company
One Financial Center                       JOHN R. BORZILLERI                     BRUCE R. BOND
Boston, MA 02111                           Vice President                         Former Chairman of the Board
                                                                                  Chief Executive Officer and
DISTRIBUTOR                                BRUCE A. EBEL                          President, PictureTel Corporation
State Street Research                      Vice President
Investment Services, Inc.                                                         STEVE A. GARBAN
One Financial Center                       JOHN H. KALLIS                         Former Senior Vice President
Boston, MA 02111                           Vice President                         for Finance and Operations and
                                                                                  Treasurer, The Pennsylvania
SHAREHOLDER SERVICES                       THOMAS P. MOORE, JR.                   State University
State Street Research                      Vice President
Service Center                                                                    DEAN O. MORTON
P.O. Box 8408                              E.K. EASTON RAGSDALE, JR.              Former Executive Vice President,
Boston, MA 02266-8408                      Vice President                         Chief Operating Officer and
1-87-SSR-FUNDS (toll-free)                                                        Director, Hewlett-Packard
                                           THOMAS A. SHIVELY                      Company
CUSTODIAN                                  Vice President
State Street Bank and                                                             SUSAN M. PHILLIPS
Trust Company                              JAMES M. WEISS                         Dean, School of Business and
225 Franklin Street                        Vice President                         Public Management, George
Boston, MA 02110                                                                  Washington University; former
                                           KENNARD P. WOODWORTH                   Member of the Board of Governors
LEGAL COUNSEL                              Vice President                         of the Federal Reserve System and
Goodwin, Procter & Hoar LLP                                                       Chairman and Commissioner of
Exchange Place                             JOSEPH W. CANAVAN                      the Commodity Futures Trading
Boston, MA 02109                           Assistant Treasurer                    Commission

                                           DOUGLAS A. ROMICH                      TOBY ROSENBLATT
                                           Assistant Treasurer                    President,
                                                                                  Founders Investments Ltd.
                                           FRANCIS J. MCNAMARA, III               President,
                                           Secretary and General Counsel          The Glen Ellen Company

                                           DARMAN A. WING                         MICHAEL S. SCOTT MORTON
                                           Assistant Secretary and                Jay W. Forrester Professor of
                                           Assistant General Counsel              Management, Sloan School of
                                                                                  Management, Massachusetts
                                           AMY L. SIMMONS                         Institute of Technology
                                           Assistant Secretary

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE
One Financial Center
Boston, MA 02111





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[LOGO] STATE STREET RESEARCH

(C)2000 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Strategic Portfolios: Aggressive prospectus.

When used after June 30, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: (exp 0601) SSR-LD                                 SPA-1944-0500